UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: August 31, 2024

Date of reporting period: February 29, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

February 29, 2024

SEMI-ANNUAL REPORT

SEI Tax Exempt Trust

❯	Intermediate-Term Municipal Fund

❯	Short Duration Municipal Fund

❯	California Municipal Bond Fund

❯	Massachusetts Municipal Bond Fund

❯	New Jersey Municipal Bond Fund

❯	New York Municipal Bond Fund

❯	Pennsylvania Municipal Bond Fund

❯	Tax-Advantaged Income Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

TABLE OF CONTENTS

Schedules of Investments	1
Glossary	73
Statements of Assets and Liabilities	74
Statements of Operations	76
Statements of Changes in Net Assets	78
Financial Highlights	81
Notes to Financial Statements	84
Disclosure of Fund Expenses	97

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate-Term Municipal Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.2%
Alabama — 3.5%
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	$1,000	$1,030
Birmingham, Airport Authority, RB, BAM
5.000%, 07/01/2024	325	327
Black Belt, Energy Gas District, RB
4.000%, 06/01/2051 (A)	5,570	5,544
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	5,000	5,010
Black Belt, Energy Gas District, Ser B, RB
5.250%, 12/01/2053 (A)	290	314
Black Belt, Energy Gas District, Ser D-1, RB
5.500%, 06/01/2049 (A)	2,500	2,662
Jefferson County, Refunding Warrants, RB
5.000%, 09/15/2029	3,400	3,616
Jefferson County, Sewer Revenue Refunding Warrants, RB
5.250%, 10/01/2040	2,000	2,241
5.250%, 10/01/2043	1,500	1,650
5.000%, 10/01/2032	2,500	2,859
5.000%, 10/01/2038	4,475	4,979
Lower Alabama, Gas District, RB
4.000%, 12/01/2050 (A)	5,000	5,012
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	4,800	5,002
5.000%, 09/01/2031	640	680
5.000%, 09/01/2034	2,000	2,160
Southeast Alabama, Energy Authority, Cooperative District, Ser A-1, RB
5.500%, 01/01/2053 (A)	4,920	5,266
5.500%, 11/01/2053 (A)	665	723
Southeast Alabama, Energy Authority, Cooperative District, Ser B-1, RB
5.750%, 04/01/2054 (A)	2,500	2,779

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southeast Alabama, Gas Supply District, Project #1, Ser A, RB
4.000%, 04/01/2049 (A)	$2,000	$2,000
Southeast Alabama, Gas Supply District, Ser A, RB
5.000%, 08/01/2054 (A)	2,000	2,130
Troy University, Ser A, RB, BAM
5.000%, 11/01/2027	645	691

		56,675

Alaska — 0.0%
Northern Alaska, Tobacco Securitization, Ser A, RB
4.000%, 06/01/2036	615	634

Arizona — 2.2%
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
6.000%, 07/01/2037 (B)	1,705	1,754
Arizona State, Industrial Development Authority, Equitable School Project, RB
4.000%, 11/01/2036	4,570	4,663
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (B)(C)	3,560	214
Arizona State, Industrial Development Authority, Macombs Facility Project, Ser A-SUSTAIN, RB
4.000%, 07/01/2051	750	650
Arizona State, Industrial Development Authority, Municipal Certificates, Ser 2019-2, RB
3.625%, 05/20/2033	3,225	3,035
Glendale, Industrial Development Authority, Inspirata Pointe Project, RB
5.000%, 05/15/2041	500	463
Glendale, Industrial Development Authority, Royal Oaks Life Care Community, RB
4.000%, 05/15/2028	380	364
4.000%, 05/15/2031	500	462
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2031	2,250	2,369
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
5.750%, 01/01/2036 (B)	1,560	1,274
Maricopa County, Industrial Development Authority, Commercial Metals Company Project, AMT, RB
4.000%, 10/15/2047 (B)	305	273

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Phoenix, Civic Improvement Authority, Junior Lien, RB
5.000%, 07/01/2033	$2,000	$2,137
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
5.000%, 07/01/2028	600	614
5.000%, 07/01/2029	250	256
5.000%, 07/01/2030	500	511
5.000%, 07/01/2032	1,095	1,119
Phoenix, Civic Improvement Authority, Junior Lien, Ser B, AMT, RB
5.000%, 07/01/2030	2,100	2,270
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
5.000%, 07/01/2029	350	364
5.000%, 07/01/2032	115	119
5.000%, 07/01/2033	355	368
Salt Verde Financial Corp, Gas Revenue, RB
5.250%, 12/01/2026	4,510	4,662
5.000%, 12/01/2032	2,500	2,673
Salt Verde Finanical Corp, Gas Revenue, RB
5.250%, 12/01/2024	1,330	1,341
Tempe, Industrial Development Authority, Friendship Village Project, RB
4.000%, 12/01/2027	355	347
4.000%, 12/01/2028	365	354
4.000%, 12/01/2029	385	371
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
6.000%, 10/01/2037 (B)	1,200	850
5.500%, 10/01/2027 (B)	900	783
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
5.250%, 08/01/2033	1,000	1,000

		35,660

Arkansas — 0.2%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	975	1,003
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	975	1,004
Fort Smith, Water & Sewer Revenue, RB
5.000%, 10/01/2035	1,500	1,614

		3,621

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California — 5.1%
Bay Area, Toll Authority, RB
3.600%, 04/01/2056 (A)	$1,115	$1,093
California County, Tobacco Securitization Agency, Ser A, RB
5.000%, 06/01/2025	200	204
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.000%, 12/01/2053 (A)	565	593
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	7,520	7,558
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	6,350	6,753
California State, Department of Water Resources, Ser AS, RB
Pre-Refunded @ 100
5.000%, 12/01/2024 (D)	5	5
California State, Enterprise Development Authority, M@College Project, Ser A, RB
5.000%, 08/01/2045	370	382
California State, GO
5.000%, 08/01/2026	2,000	2,107
5.000%, 09/01/2028	3,000	3,170
5.000%, 09/01/2029	1,500	1,584
5.000%, 09/01/2030	3,395	3,577
5.000%, 11/01/2042	1,500	1,712
3.000%, 03/01/2046	2,000	1,660
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser A1, RB
5.000%, 11/01/2027	3,225	3,520
California State, Housing Finance Agency, Certificates, Ser 2021-1, RB
3.500%, 11/20/2035	2,869	2,709
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
4.000%, 08/15/2037	1,055	1,059
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
4.000%, 05/15/2034	1,170	1,213
California State, Public Finance Authority, Enso Village Project, RB
2.375%, 11/15/2028 (B)	355	343
California State, Public Finance Authority, Hoag Memorial Hospital Presbyterian, RB
4.000%, 07/15/2036	370	395

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Ser C, GO
5.000%, 09/01/2030	$5,015	$5,159
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
4.000%, 08/01/2033	750	780
Foothill-Eastern, Transportation Corridor Agency, Ser C, RB
5.000%, 01/15/2030	190	206
Golden State, Tobacco Securitization Project, Ser A, RB, ST APPROP
Pre-Refunded @ 100
5.000%, 06/01/2025 (D)	3,000	3,080
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026 (E)	1,450	1,524
Golden State, Tobacco Securitization Project, Ser A1, RB
Pre-Refunded @ 100
5.000%, 06/01/2028 (D)	4,960	5,445
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (F)	6,375	723
Inland Empire, Tobacco Securitization, Ser E, RB
0.000%, 06/01/2057 (B)(F)	68,900	5,467
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser S, AMT, RB
5.000%, 05/15/2033	535	593
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
4.000%, 05/15/2037	500	506
Los Angeles, Department of Water & Power, Power System Project, Sub-Ser B3, RB
3.030%, 07/01/2034 (A)	1,400	1,400
Los Angeles, Department of Water & Power, Water System Revenue, Ser A-2, RB
3.030%, 07/01/2045 (A)	2,100	2,100
2.950%, 07/01/2051 (A)	1,000	1,000
Los Angeles, Department of Water & Power, Water System Revenue, Ser C-2, RB
2.950%, 07/01/2055 (A)	1,050	1,050
Riverside County, Transportation Commission, RB
4.000%, 06/01/2038	1,000	1,021
Sacramento, Airport System Revenue, Ser B, RB
5.000%, 07/01/2033	500	548
Sacramento, Airport System Revenue, Sub-Ser E, RB
5.000%, 07/01/2033	1,000	1,096

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2024	$350	$351
San Francisco City & County, Redevelopment Agency Successor Agency, Transbay Infrastructure Projects, TA, AGM
5.000%, 08/01/2048	425	466
San Jose-Evergreen, Community College District, Ser C-ELECTION, GO
4.000%, 09/01/2041	2,600	2,698
Southern California, Water District, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (D)	3,000	3,086
Stockton, Successor Agency, Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2030	1,750	1,836
5.000%, 09/01/2031	1,815	1,905

		81,677

Colorado — 2.4%
Colorado State, Department of Transportation, COP
5.000%, 06/15/2030	350	364
5.000%, 06/15/2031	500	519
Colorado State, Educational & Cultural Facilities Authority, Loveland Classical Schools Project, RB
5.000%, 07/01/2046 (B)	500	487
Colorado State, Health Facilities Authority, Commonspirit Health Project, RB
5.250%, 11/01/2036	1,135	1,273
5.000%, 11/01/2033	875	981
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
5.000%, 08/01/2034	1,500	1,622
5.000%, 08/01/2037	1,000	1,066
4.000%, 08/01/2038	500	494
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A-, RB
4.000%, 08/01/2044	2,550	2,458
Colorado State, Health Facilities Authority, Covenant Living Communities Project, RB
4.000%, 12/01/2040	205	190
Colorado State, Health Facilities Authority, RB
5.000%, 11/15/2049 (A)	2,265	2,372
Colorado State, Health Facilities Authority, RB
Pre-Refunded @ 100
5.000%, 11/19/2026 (A)(D)	235	247

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (A)	$6,425	$6,726
Colorado State, Housing & Finance Authority, Ser K, RB, GNMA
3.875%, 05/01/2050	730	724
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2030	1,250	1,315
Denver City & County, Airport System Revenue Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,052
Denver City & County, Airport System Revenue Authority, Ser D, AMT, RB
5.500%, 11/15/2032	280	331
5.500%, 11/15/2033	1,030	1,214
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.000%, 12/01/2031	2,000	2,130
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2029	400	411
5.000%, 12/01/2031	855	877
5.000%, 12/01/2032	1,200	1,227
5.000%, 12/01/2034	1,000	1,019
5.000%, 12/01/2035	800	812
5.000%, 12/01/2036	600	608
E-470, Public Highway Authority, Ser B, RB
3.908%, 09/01/2039 (A)	610	609
Park Creek, Metropolitan District, Ser A, RB, AGM
4.000%, 12/01/2032	1,000	1,036
Regional Transportation District, Eagle P3 Project, RB
5.000%, 01/15/2029	600	650
5.000%, 07/15/2031	1,200	1,337
5.000%, 07/15/2032	1,020	1,134
University of Colorado, Enterprise Project, RB
2.000%, 06/01/2051 (A)	270	263
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
5.000%, 12/15/2026	220	229
Weld County, School District No. RE-4, GO, ST AID WITHHLDG
5.000%, 12/01/2042	2,000	2,247

		38,024

Connecticut — 1.8%
Connecticut State, Health & Educational Facilities Authority, Covenant Home Project, Ser B, RB
5.000%, 12/01/2036	1,230	1,250

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University Project, RB
5.000%, 07/01/2029	$840	$920
5.000%, 07/01/2030	230	256
5.000%, 07/01/2034	900	946
5.000%, 07/01/2036	700	729
Connecticut State, Health & Educational Facilities Authority, Ser A-3-YALE, RB
2.950%, 07/01/2049 (A)	1,335	1,329
Connecticut State, Health & Educational Facilities Authority, Yale University, RB
1.100%, 07/01/2049 (A)	1,420	1,383
Connecticut State, Housing Finance Authority, RB, GNMA/FNMA/FHLMC
4.000%, 05/15/2047	250	249
Connecticut State, Ser A, GO
4.000%, 01/15/2036	1,105	1,165
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	2,580
Connecticut State, Ser E, GO
5.000%, 09/15/2029	4,000	4,393
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser A, RB
4.000%, 05/01/2036	1,300	1,382
University of Connecticut, Ser A, RB
5.000%, 05/01/2037	5,500	6,297
5.000%, 05/01/2038	4,740	5,383

		28,262

District of Columbia — 1.1%
District of Columbia, Ser A, RB
5.000%, 07/01/2041	4,000	4,515
Metropolitan Washington, Airports Authority, AMT, RB
5.000%, 10/01/2028	2,000	2,111
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2027	3,500	3,705
Metropolitan Washington, Airports Authority, Sub-Ser, RB
4.000%, 10/01/2035	1,000	1,020
Metropolitan Washington, Transit Authority, Ser A, RB
4.000%, 07/15/2039	3,000	3,054
Metropolitan Washington, Transit Authority, Ser S, RB
5.000%, 07/15/2040	3,250	3,700

		18,105

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida — 5.4%
Alachua County, Health Facilities Authority, RB
5.000%, 12/01/2030	$1,500	$1,620
5.000%, 12/01/2037 (A)	4,000	4,126
Broward County, Airport System Revenue, AMT, RB
5.000%, 10/01/2034	1,300	1,361
5.000%, 10/01/2035	2,000	2,089
Broward County, Shool District, Ser A, COP
5.000%, 07/01/2028	2,500	2,738
Capital Projects Finance Authority, Florida University Project, Ser A-1, RB
5.000%, 10/01/2027	365	375
Celebration Pointe, Community Development District No. 1, Alachua County, SAB
4.750%, 05/01/2024	70	70
Central Florida, Expressway Authority, RB
5.000%, 07/01/2029	1,250	1,341
Central Florida, Expressway Authority, Ser D, RB, AGM
5.000%, 07/01/2035	1,500	1,709
Escambia County, Health Facilities Authority, RB
4.000%, 08/15/2045	640	577
4.000%, 08/15/2050	1,900	1,641
Florida State, Capital Trust Agency, University Bridge, Student Housing Project, RB
5.250%, 12/01/2043 (B)	3,000	2,960
Florida State, Development Finance, Brightline Passenger Rail Project, AMT, RB
8.000%, 07/01/2057 (A)(B)	2,600	2,730
7.375%, 01/01/2049 (B)	2,465	2,523
Florida State, Development Finance, Nova Southern University Project, RB
5.000%, 04/01/2026	285	294
5.000%, 04/01/2027	325	341
Florida State, Development Finance, Surface Transportation Facility, Virgin Trains USA Passenger Rail Project, AMT, RB
6.500%, 01/01/2049 (A)(B)	1,000	997
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
5.000%, 03/01/2037	1,295	1,320
Florida State, Municipal Power Agency, All Requirements Power Project, RB
5.000%, 10/01/2028	1,000	1,025

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2030	$2,945	$3,073
Florida State, Sunshine Skyway Bridge, Ser A, RB
4.000%, 07/01/2033	2,930	3,034
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
5.000%, 09/01/2031	3,695	3,810
JEA Electric System Revenue, Ser Three, RB
5.000%, 10/01/2034	4,870	5,430
5.000%, 10/01/2035	3,000	3,320
JEA Water & Sewer System Revenue, Ser A, RB
5.000%, 10/01/2035	1,000	1,129
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	2,425	2,497
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2033	2,000	2,009
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
5.000%, 04/01/2030	430	437
5.000%, 04/01/2031	910	923
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.000%, 10/01/2038	440	478
Miami-Dade County, Water & Sewer System Revenue, RB
4.000%, 10/01/2034	1,750	1,870
Orange County, Convention Center, RB
5.000%, 10/01/2024	310	312
5.000%, 10/01/2026	755	778
Orange County, Tourist Development Tax Revenue, Ser B, RB
5.000%, 10/01/2032	3,270	3,420
Orlando, Utilities Commission, Ser ES, RB
5.000%, 10/01/2036	3,500	3,721
Osceola County, Transportation Revenue, Ser A-2, RB
0.000%, 10/01/2025 (F)	125	117
0.000%, 10/01/2026 (F)	275	247
0.000%, 10/01/2027 (F)	360	310
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
5.000%, 11/15/2032	5,850	6,046
Pompano Beach, RB
1.450%, 01/01/2027	450	413

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Port Saint Lucie, Utility System Revenue, RB
5.000%, 09/01/2029	$1,500	$1,567
Saint Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	305	230
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
5.250%, 11/15/2039	3,660	3,046
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
5.000%, 08/15/2031	3,000	3,176
Tampa, Cigarette Tax Allocation, Ser A, RB
0.000%, 09/01/2036 (F)	305	185
The Villages, Community Development District No. 13, Wildwood, SAB
3.000%, 05/01/2029	955	914
1.800%, 05/01/2026	360	344
The Villages, Community Development District No. 14, Leesburg, SAB
5.125%, 05/01/2037	1,215	1,266
4.750%, 05/01/2032	195	202
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
5.000%, 10/15/2026	755	788
4.000%, 10/15/2035	270	278
Wildwood, Utility Dependent District, South Sumter Utility Project, RB, BAM
5.000%, 10/01/2035	550	631

		85,838

Georgia — 2.7%
Appling County, Development Authority, Oglethorpe Power, Hatch Project, RB
1.500%, 01/01/2038 (A)	300	289
Atlanta, Department of Aviation, Ser B, AMT, RB
5.000%, 07/01/2035	1,500	1,675
5.000%, 07/01/2036	1,000	1,109
Atlanta, Water & Wastewater Revenue Authority, RB
Pre-Refunded @ 100
5.000%, 05/01/2025 (D)	5,010	5,123
Bartow County, Development Authority, RB
3.950%, 12/01/2032 (A)	930	932
Burke County, Development Authority, Oglethorpe Power, Hatch Project, RB
1.500%, 01/01/2040 (A)	785	757
Fulton County, Development Authority, RB
5.000%, 04/01/2033	1,000	1,050

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Gainesville & Hall County, Hospital Authority, RB
3.000%, 02/15/2051	$1,200	$914
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2036 (B)	710	710
4.000%, 01/01/2054	1,000	886
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 05/01/2054 (A)	880	941
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,035
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 07/01/2053 (A)	1,705	1,809
4.000%, 08/01/2049 (A)	3,000	3,005
Georgia State, Main Street Natural Gas, Ser C, RB
5.000%, 09/01/2053 (A)	1,665	1,772
4.000%, 03/01/2050 (A)	6,640	6,675
4.000%, 05/01/2052 (A)	2,000	1,998
Georgia State, Main Street Natural Gas, Ser E-1, RB
5.000%, 12/01/2053 (A)	1,225	1,308
Georgia State, Municipal Electric Authority, Combined Cycle Project, RB
5.000%, 11/01/2027	710	758
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB
5.000%, 01/01/2032	1,025	1,092
5.000%, 01/01/2035	1,500	1,596
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB, AGM
4.000%, 01/01/2038	585	597
4.000%, 01/01/2041	650	652
4.000%, 01/01/2046	500	489
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
5.000%, 01/01/2028	4,140	4,298
Monroe County, Development Authority, Georgie Power Company Project, Plant Scherer, RB
3.875%, 10/01/2048 (A)	260	261
1.000%, 07/01/2049 (A)	730	664

		43,395

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Guam — 0.3%
Guam, Power Authority, Ser A, RB
5.000%, 10/01/2032	$2,000	$2,200
5.000%, 10/01/2033	2,205	2,424

		4,624

Hawaii — 0.3%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
5.000%, 07/01/2032	3,000	3,179
Hawaii State, Ser FW, GO
4.000%, 01/01/2037	1,000	1,033

		4,212

Idaho — 0.3%
Idaho State, Health Facilities Authority, St. Luke's Health System Project, RB
5.000%, 03/01/2030	500	554
5.000%, 03/01/2031	320	359
5.000%, 03/01/2032	500	568
4.000%, 03/01/2033	575	590
Idaho State, Housing & Finance Association, Single Family Mortgage, Ser C, RB, GNMA/FNMA/FHLMC
5.750%, 01/01/2053	2,495	2,707

		4,778

Illinois — 11.8%
Champaign County, Community Unit School District No. 4 Champaign, Ser A, GO
0.000%, 01/01/2025 (F)	325	315
Chicago Midway International Airport, Senior Lien Airport Revenue Refunding Bonds, Ser C, AMT, RB
5.000%, 01/01/2040	2,000	2,171
5.000%, 01/01/2041	500	540
Chicago, Board of Education, Dedicated Capital Improvement, RB
5.250%, 04/01/2035	380	427
5.250%, 04/01/2036	645	721
5.000%, 04/01/2033	500	518
5.000%, 04/01/2034	620	642
5.000%, 04/01/2036	445	459
Chicago, Board of Education, Ser A, GO
5.000%, 12/01/2032	1,435	1,509
4.000%, 12/01/2047	530	475
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	675
5.000%, 12/01/2028	100	105
Chicago, Board of Education, Ser D, GO
5.000%, 12/01/2031	2,840	2,902
5.000%, 12/01/2046	640	640

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Midway International Airport, Ser A, AMT, RB
5.000%, 01/01/2028	$2,970	$2,973
Chicago, O'Hare International Airport, AMT, RB
5.000%, 01/01/2036	1,040	1,146
Chicago, O'Hare International Airport, RB, AGM
5.000%, 01/01/2038	1,890	2,129
Chicago, O'Hare International Airport, RB, BAM
5.000%, 01/01/2035	1,515	1,716
5.000%, 01/01/2037	1,130	1,260
Chicago, O'Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2029	5,000	5,039
5.000%, 01/01/2036	1,290	1,373
5.000%, 07/01/2038	1,500	1,540
Chicago, O'Hare International Airport, Ser B, RB
5.000%, 01/01/2030	4,000	4,056
5.000%, 01/01/2033	7,130	7,288
5.000%, 01/01/2035	3,500	3,604
Chicago, O'Hare International Airport, Ser C, RB
5.000%, 01/01/2031	2,450	2,528
Chicago, Ser A, GO
5.500%, 01/01/2035	3,020	3,262
4.000%, 01/01/2036	5,550	5,621
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,158
Chicago, Transit Authority, RB
5.000%, 12/01/2046	1,500	1,534
Chicago, Transit Authority, Ser A, RB
5.000%, 12/01/2045	550	572
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	1,911
5.000%, 11/01/2027	2,360	2,463
Chicago, Waterworks Revenue, Second Lien Project, RB
5.000%, 11/01/2029	1,000	1,010
5.000%, 11/01/2034	1,500	1,515
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
5.000%, 11/01/2035	5,000	5,311
Chicago, Waterworks Revenue, Ser B, RB, AGM
5.000%, 11/01/2037	470	531
5.000%, 11/01/2038	1,150	1,290
Cook County, Community College District No. 508, GO, BAM
5.000%, 12/01/2038	100	111
5.000%, 12/01/2039	800	884

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Cook County, Ser A, GO
5.000%, 11/15/2029	$500	$558
5.000%, 11/15/2033	450	503
Cook County, Ser B, GO
4.000%, 11/15/2026	730	750
Cook County, Tax Revenue Authority, RB
5.000%, 11/15/2035	4,000	4,218
Cook County, Tax Revenue Authority, Ser A, RB
5.000%, 11/15/2031	560	630
Illinois Sales Tax Revenue State, Ser B, RB
5.000%, 06/15/2035	1,500	1,761
Illinois State, Finance Authority, Ascension Health Alliance, RB
4.000%, 02/15/2041	2,145	2,090
Illinois State, Finance Authority, Chicago International Charter School Project, RB
5.000%, 12/01/2037	1,500	1,525
Illinois State, Finance Authority, Health Care System Project, RB
5.000%, 05/15/2050 (A)	605	606
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
5.000%, 11/15/2029	1,885	1,932
Illinois State, Finance Authority, Northshore - Edward-Elhmhurst Health Credit Group, Ser A, RB
5.000%, 08/15/2047	3,265	3,499
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
5.000%, 02/15/2036	2,000	2,073
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
5.000%, 11/15/2033	1,050	1,065
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
5.000%, 11/15/2034	2,000	2,027
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
5.000%, 02/15/2026	500	505
5.000%, 02/15/2027	200	203
5.000%, 02/15/2029	400	409
5.000%, 02/15/2031	365	373
Illinois State, GO
5.500%, 05/01/2030	3,750	4,181
5.250%, 02/01/2030	1,875	1,877
5.250%, 02/01/2032	935	936
5.000%, 11/01/2036	2,970	3,049
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
3.500%, 08/01/2046	620	612

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Housing Development Authority, Ser D, RB, GNMA/FNMA/FHLMC
5.500%, 10/01/2053	$1,390	$1,490
Illinois State, Housing Development Authority, Ser H, RB, FNMA/GNMA/FHLMC
5.750%, 10/01/2053	400	428
Illinois State, Housing Development Authority, Ser K, RB, FNMA/GNMA/FHLMC
5.250%, 10/01/2043	1,200	1,277
4.950%, 10/01/2038	1,100	1,164
Illinois State, Municipal Electric Agency, Ser A, RB
5.000%, 02/01/2032	5,000	5,093
4.000%, 02/01/2035	3,000	3,000
Illinois State, Rebuild Illinois Program, Ser B, GO
4.000%, 11/01/2035	2,800	2,838
Illinois State, Regional Transportation Authority, RB, NATL
6.500%, 07/01/2030	1,500	1,746
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	1,000	1,167
Illinois State, Ser A, GO
5.500%, 03/01/2042	670	747
5.000%, 03/01/2029	895	974
5.000%, 03/01/2030	2,000	2,211
5.000%, 12/01/2034	780	823
Illinois State, Ser A, RB, BAM
5.000%, 06/15/2028	4,600	5,011
Illinois State, Ser B, GO
5.000%, 03/01/2031	2,000	2,242
4.000%, 10/01/2035	4,020	4,085
Illinois State, Ser C, GO
5.000%, 12/01/2042	2,850	3,101
4.000%, 10/01/2037	215	216
Illinois State, Ser D, GO
5.000%, 11/01/2025	1,585	1,626
5.000%, 11/01/2028	1,000	1,064
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	1,500	1,611
Illinois State, Toll Highway Authority, Ser A, RB
5.250%, 01/01/2043	3,090	3,492
5.250%, 01/01/2045	1,910	2,126
5.000%, 12/01/2032	2,000	2,070
5.000%, 01/01/2038	340	399
Illinois State, Toll Highway Authority, Ser B, RB
5.000%, 01/01/2032	1,250	1,251

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kane County, School District No. 131 Aurora East Side, Ser B, GO, AGM
5.000%, 12/01/2026	$815	$855
Kendall Kane & Will Counties, School District No. 308, Ser A, GO, AGM
5.000%, 02/01/2025	235	238
5.000%, 02/01/2027	1,055	1,115
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2031	775	811
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
5.000%, 12/15/2031	250	264
5.000%, 12/15/2032	255	269
5.000%, 12/15/2033	300	316
5.000%, 12/15/2034	400	422
4.000%, 12/15/2042	1,895	1,870
4.000%, 12/15/2047	4,265	4,045
Railsplitter, Tobacco Settlement Authority, RB
Pre-Refunded @ 100
5.000%, 06/01/2026 (D)	2,500	2,606
Sales Tax Securitization, RB
5.000%, 01/01/2034	2,500	2,916
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2026	360	371
5.000%, 01/01/2028	380	410
5.000%, 01/01/2033	3,000	3,504
5.000%, 01/01/2036	3,750	4,112
5.000%, 01/01/2037	1,000	1,055
Sales Tax Securitization, Ser A, RB, BAM
5.000%, 01/01/2037	200	217
Sales Tax Securitization, Ser C, RB
5.000%, 01/01/2037	635	697
University of Illinois, Ser A, RB
5.000%, 04/01/2028	2,035	2,036

		188,687

Indiana — 1.3%
Indiana State, Finance Authority, CHF - Tippecanoe, LLC, Student Housing Project, RB
5.000%, 06/01/2038	200	214
Indiana State, Finance Authority, Stadium Project, Ser A, RB
5.250%, 02/01/2035	2,000	2,052
Indiana State, Finance Authority, Wastewater Utility Revenue, CWA Authority Project, Ser S, RB
5.000%, 10/01/2032	4,025	4,691
4.000%, 10/01/2035	2,725	2,886
4.000%, 10/01/2036	1,485	1,552

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indiana State, Finance Authority, Water Utility Revenue, Citizens Energy Group Project, RB
5.000%, 10/01/2035	$2,585	$3,036
Indiana State, Housing & Community Development Authority, Ser B-1, RB, GNMA
3.250%, 07/01/2049	290	284
Indianapolis, Local Public Improvement Bond Bank, Indiana Convention Center Hotel, RB
5.500%, 03/01/2038	1,400	1,524
Richmond, Hospital Authority, Reid Hospital Project, RB
5.000%, 01/01/2035	3,400	3,419
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
4.400%, 11/01/2045 (A)	1,000	1,018

		20,676

Iowa — 0.4%
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
5.000%, 12/01/2050	2,515	2,644
Iowa State, Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
5.250%, 07/01/2053	1,000	1,045
Iowa State, Tobacco Settlement Authority, Ser A-2, RB
4.000%, 06/01/2035	1,075	1,120
Iowa State, Tobacco Settlement Authority, Sub-Ser B-1, RB
4.000%, 06/01/2049	525	530
PEFA, Gas Project Revenue, RB
5.000%, 09/01/2049 (A)	1,000	1,021

		6,360

Kansas — 0.0%
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
5.000%, 09/01/2027	805	790

Kentucky — 0.7%
Kentucky State, Public Energy Authority, Ser A, RB
4.000%, 12/01/2050 (A)	1,775	1,773
Kentucky State, Public Energy Authority, Ser A-1, RB
5.250%, 04/01/2054 (A)	2,250	2,425
4.000%, 08/01/2052 (A)	2,945	2,957

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kentucky State, Public Energy Authority, Ser B, RB
4.000%, 01/01/2049 (A)	$2,500	$2,500
Louisville & Jefferson County, Metropolitan Government & Health System, RB
5.000%, 10/01/2047 (A)	1,175	1,217

		10,872

Louisiana — 1.2%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
4.217%, 05/01/2043 (A)	390	383
Louisiana State, Public Facilities Authority, Lincoln Preparatory School Project, Ser A, RB
6.125%, 06/01/2037 (B)	400	403
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2030	3,000	3,156
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
5.000%, 01/01/2031	1,260	1,361
5.000%, 10/01/2036	1,550	1,659
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
5.000%, 01/01/2028	3,000	3,031
5.000%, 01/01/2032	2,100	2,120
5.000%, 01/01/2033	2,100	2,120
New Orleans, Regional Transit Authority, Ser A, RB, AGM
5.000%, 01/01/2027	515	544
St. John the Baptist Parish, Marathon Oil Project, RB
2.200%, 06/01/2037 (A)	1,000	952
2.100%, 06/01/2037 (A)	2,750	2,727
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	590	563

		19,019

Maine — 0.0%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB, AGM
4.000%, 07/01/2035	195	203
4.000%, 07/01/2037	265	272

		475

Maryland — 1.3%
Maryland State, Community Development Administration, Ser C, RB
3.500%, 03/01/2050	355	350

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland State, Community Development Administration, Ser C, RB, GNMA/FNMA/FHLMC
4.375%, 09/01/2043	$710	$706
Maryland State, Department of Transportation, RB
4.000%, 10/01/2032	1,500	1,545
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
5.500%, 01/01/2036	2,000	2,074
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
5.000%, 07/01/2032	5,000	5,270
Maryland State, Ser A, GO
5.000%, 03/15/2025	5,000	5,101
Maryland State, Transportation Authority, Baltimore/Washington International Airport, AMT, RB
5.000%, 06/01/2027	2,850	2,993
Prince George's County, Episcopal Life Project, RB
5.000%, 04/01/2031	2,000	1,982

		20,021

Massachusetts — 2.3%
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health, Ser M-BETH, RB
5.000%, 07/01/2034	445	528
Massachusetts State, Development Finance Agency, Caregroup, RB
5.000%, 07/01/2025 (E)	1,085	1,111
Massachusetts State, Development Finance Agency, Caregroup, Ser H, RB
5.000%, 07/01/2025	415	423
Massachusetts State, Development Finance Agency, Milford Regional Medical Center Project, Ser S, RB
5.000%, 07/15/2025 (B)	120	120
Massachusetts State, Development Finance Agency, Northeastern University, RB
5.000%, 10/01/2028	300	331
5.000%, 10/01/2029	250	281
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
3.900%, 07/01/2049 (A)(B)	550	548

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
5.000%, 10/01/2027	$2,965	$3,050
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2035	150	155
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2026	2,225	2,286
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2025	1,000	1,012
5.000%, 07/01/2030	1,125	1,208
5.000%, 07/01/2031	1,500	1,626
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2027	915	950
5.000%, 07/01/2028	1,750	1,837
5.000%, 07/01/2029	1,925	2,045
Massachusetts State, Port Authority, Bosfuel Project, Ser A, AMT, RB
5.000%, 07/01/2030	1,330	1,436
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2029	1,855	1,950
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2031	1,250	1,281
Massachusetts State, School Building Authority, Ser C, RB
5.000%, 08/15/2029	1,370	1,412
Massachusetts State, Ser A, GO
5.000%, 01/01/2037	2,500	2,738
Massachusetts State, Ser D, GO
4.000%, 05/01/2034	6,500	6,817
Massachusetts State, Transportation Fund Revenue, Rail Enhancement & Accelerated Program, RB
5.000%, 06/01/2037	1,050	1,054
Massachusetts State, Transportation Trust Fund, Metropolitan Highway System Revenue, Ser A, RB
5.000%, 01/01/2034	3,000	3,300

		37,499

Michigan — 1.7%
Great Lakes, Water Authority, Sewage Disposal System, RB
5.000%, 07/01/2038	1,750	2,033

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Great Lakes, Water Authority, Water Supply System, Ser C, RB
5.000%, 07/01/2031	$3,665	$3,822
Great Lakes, Water Authority, Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	5,183
Imlay, Community Schools, Ser I, GO, Q-SBLF
5.000%, 05/01/2029	420	471
Michigan State, Finance Authority, Beaumont-Spectrum Consolidation, RB
5.000%, 04/15/2033	3,610	4,155
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
5.000%, 12/01/2034	2,000	2,118
Michigan State, Finance Authority, McLaren Health Care, RB
0.750%, 10/15/2025	235	225
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser Senior CR, RB
5.000%, 11/15/2047	345	361
Michigan State, Housing Development Authority, Ser B, RB
5.750%, 06/01/2054	2,125	2,276
3.750%, 06/01/2050	155	153
Michigan State, Strategic Fund, I-75 Improvement Project, AMT, RB
5.000%, 12/31/2031	3,500	3,686
Wayne County, Airport Authority, Ser D, RB
5.000%, 12/01/2030	1,300	1,338
5.000%, 12/01/2031	1,800	1,853

		27,674

Minnesota — 1.1%
Apple Valley, Senior Living Project, RB
5.500%, 01/01/2029	1,320	1,272
5.500%, 01/01/2031	1,085	1,030
5.250%, 01/01/2037	475	346
Cass Lake-Bena, Independent School District No. 115, Ser A, GO, SD CRED PROG
4.000%, 02/01/2040	2,395	2,450
4.000%, 02/01/2041	1,910	1,945
City of Minneapolis, RB, Health Care System
2.930%, 11/15/2048 (A)(G)	1,000	1,000
Duluth, Independent School District No. 709, Ser A, COP, SD CRED PROG
5.000%, 02/01/2025	500	508

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
5.000%, 01/01/2029	$300	$317
5.000%, 01/01/2031	300	318
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser B, AMT, RB
4.000%, 01/01/2038	915	909
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2035	2,845	2,987
Minnesota Agricultural & Economic Development Board, RB
5.000%, 01/01/2037	1,530	1,760
Minnesota State, Higher Education Facilities Authority, St. Olaf College, RB
3.000%, 10/01/2038	250	227
3.000%, 10/01/2041	1,000	853
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2025	350	353
5.000%, 10/01/2027	600	606

		16,881

Mississippi — 0.1%
Mississippi State, Ser A, RB
5.000%, 10/15/2029	300	321
5.000%, 10/15/2030	850	908
Mississippi State, Ser E, RB
5.000%, 10/15/2029	1,000	1,022

		2,251

Missouri — 1.2%
Bi-State, Development Agency of the Missouri-Illinois Metropolitan District, RB
4.000%, 10/01/2036	995	1,023
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
5.000%, 11/15/2034	3,000	3,043
Missouri State, Health & Educational Facilities Authority, Mercy Health, RB
4.000%, 06/01/2053	2,000	1,894
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2028	1,000	1,040
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
5.000%, 06/01/2032	720	819

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
3.875%, 05/01/2050	$650	$645
Missouri State, Housing Development Commission, Ser A, RB, GNMA/FNMA/FHLMC
3.500%, 11/01/2050	450	443
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
5.000%, 01/01/2029	2,000	2,021
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB
5.000%, 12/01/2026	4,135	4,207
St Louis, Airport Revenue, St. Louis Lambert International Airport, AMT, RB
5.000%, 07/01/2032	595	639
5.000%, 07/01/2033	625	669
St Louis, Industrial Development Authority, Confluence Academy Project, RB
5.500%, 06/15/2042 (B)	2,350	2,193

		18,636

Nebraska — 1.1%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2036	4,860	5,219
5.000%, 09/01/2042	730	790
5.000%, 05/01/2054 (A)	1,020	1,078
Nebraska State, Investment Finance Authority, Ser G, RB, GNMA/FNMA/FHLMC
5.150%, 09/01/2043	1,100	1,168
4.950%, 09/01/2038	550	596
Nebraska State, Public Power Generation Agency, Whelan Energy Center, RB
5.000%, 01/01/2030	5,500	5,563
Omaha, Public Power District, Ser A, RB
5.000%, 02/01/2041	1,700	1,905
Washington County, Waste Water Authority, AMT, RB
0.900%, 09/01/2030 (A)	700	674

		16,993

Nevada — 0.5%
Clark County, School District, Ser A, GO
5.000%, 06/15/2039	2,115	2,377
Clark County, Stadium Improvement, Ser A, GO
5.000%, 06/01/2043	2,500	2,637
Las Vegas, Convention & Visitors Authority, Ser B, RB
5.000%, 07/01/2024	200	201

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Las Vegas, Convention & Visitors Authority, Ser C, RB
5.000%, 07/01/2030	$525	$527
Nevada State, Department of Business & Industry, Brightline West Passenger Rail Project, AMT, RB
8.125%, 01/01/2050 (A)(B)	1,750	1,781
Reno, Sales Tax Revenue, First Lien, RB
5.000%, 06/01/2037	590	626
Reno, Sales Tax Revenue, Second Lien, RB, AGM
5.000%, 06/01/2033	400	432

		8,581

New Hampshire — 0.1%
New Hampshire State, National Finance Authority, Springpoints Senior Living Project, RB
4.000%, 01/01/2029	300	288
4.000%, 01/01/2030	285	272
4.000%, 01/01/2031	290	274

		834

New Jersey — 3.6%
New Jersey State, COVID-19 Emergency Bonds, GO
5.000%, 06/01/2025	890	911
4.000%, 06/01/2031	1,000	1,086
4.000%, 06/01/2032	3,070	3,361
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
5.625%, 11/15/2030	1,160	1,172
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,057
5.000%, 06/01/2037	1,225	1,278
New Jersey State, Educational Facilities Authority, Ser C, RB, AGM
4.000%, 07/01/2050	130	128
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2036	2,250	2,353
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2033	2,590	2,822
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2030	1,400	1,508

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2028	$1,450	$1,529
New Jersey State, Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2035	10,000	10,689
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
5.000%, 06/15/2028	2,000	2,089
5.000%, 06/15/2029	3,500	3,650
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2039	2,500	2,864
5.000%, 06/15/2038	2,000	2,268
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 06/15/2038	255	291
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.000%, 06/15/2038	1,250	1,426
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
5.000%, 06/15/2038	3,000	3,441
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2032	1,250	1,360
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	2,230	2,353
5.000%, 01/01/2034	330	387
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,043
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2031	1,250	1,352
5.000%, 01/01/2032	4,000	4,324
5.000%, 01/01/2033	350	379
Newark, Board of Education, GO, BAM
5.000%, 07/15/2026	525	547
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
5.000%, 01/01/2032	285	301
5.000%, 01/01/2033	425	448
5.000%, 01/01/2034	570	601
5.000%, 01/01/2036	570	597

		57,615

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Mexico — 0.1%
New Mexico State, Mortgage Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
3.500%, 01/01/2051	$760	$748
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
5.000%, 05/15/2034	650	629

		1,377

New York — 8.0%
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2029	450	481
5.000%, 07/01/2031	525	571
Long Island, Power Authority, Ser A, RB
4.000%, 09/01/2037	1,980	2,079
Long Island, Power Authority, Ser B, RB
0.850%, 09/01/2050 (A)	1,500	1,432
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2034 (A)	1,000	1,001
5.000%, 11/15/2045 (A)	500	544
Metropolitan New York, Transportation Authority, Ser C-1, RB
5.000%, 11/15/2031	4,000	4,295
4.000%, 11/15/2032	1,500	1,531
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/2030	1,000	1,046
Metropolitan New York, Transportation Authority, Ser D-1, RB
5.000%, 11/15/2029	1,000	1,027
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2028	1,325	1,425
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2029	1,000	1,004
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/2035	5,000	5,373
5.000%, 01/15/2036	1,000	1,118
5.000%, 08/01/2039	605	660
New York City, Housing Development Authority, RB, FHA
4.600%, 08/01/2048	1,090	1,102
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
3.000%, 01/01/2033	330	317
3.000%, 01/01/2034	740	706

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2028	$110	$119
5.000%, 03/01/2030	100	111
New York City, Ser A-1, GO
5.000%, 08/01/2026	465	487
4.000%, 08/01/2037	4,000	4,176
New York City, Ser C, GO
4.000%, 08/01/2036	2,750	2,884
New York City, Ser F-1, GO
4.000%, 03/01/2038	1,695	1,755
New York City, Sub-Ser B, GO
5.250%, 10/01/2041	6,240	7,109
5.000%, 10/01/2033	280	330
New York City, Transitional Finance Authority, Building Aid Revenue, Sub-Ser S1A, RB, ST AID WITHHLDG
5.000%, 07/15/2035	1,650	1,830
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser B-1, RB
4.000%, 11/01/2043	2,500	2,502
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser D-S, RB
4.000%, 11/01/2035	185	196
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser F-1, RB
4.000%, 02/01/2038	410	425
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.000%, 05/01/2038	1,040	1,210
New York City, Transitional Finance Authority, Sub-Ser D-1, RB
5.000%, 11/01/2041	3,000	3,433
New York City, Transitional Finance Authority, Sub-Ser F-1, RB
5.000%, 02/01/2038	270	316
New York City, Water & Sewer System, Finance Authority, Sub-Ser, RB
3.000%, 06/15/2040	1,800	1,587
New York State, Dormitory Authority, New York Touro College & University System, Ser A, RB
Pre-Refunded @ 100
5.250%, 07/01/2024 (D)	910	916
New York State, Dormitory Authority, Prefunded School Districts, RB, AGM
Pre-Refunded @ 100
5.000%, 10/01/2028 (D)	5	5

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Ser 2015B-B, RB
5.000%, 03/15/2032	$2,500	$2,562
5.000%, 03/15/2033	2,500	2,562
New York State, Dormitory Authority, Ser E, RB
4.000%, 03/15/2038	4,845	5,022
3.000%, 03/15/2041	1,500	1,305
New York State, Dormitory Authority, State University Project, Ser A, RB
5.000%, 07/01/2035	2,000	2,120
New York State, Dormitory Authority, Unrefunded School Districts, RB, AGM
5.000%, 10/01/2033	3,245	3,548
New York State, Liberty Development Authority, 1 World Trade Center Project, Ser 1WTC, RB
2.750%, 02/15/2044	610	461
New York State, Liberty Development Authority, 4 World Trade Center Project, RB
2.875%, 11/15/2046	1,170	885
1.200%, 11/15/2028	1,355	1,190
New York State, Mortgage Agency, Ser 189, AMT, RB
3.250%, 04/01/2025	1,000	995
3.150%, 04/01/2024	920	920
New York State, Mortgage Agency, Ser 194, AMT, RB
3.250%, 10/01/2024	1,000	997
New York State, Thruway Authority, Ser A-1-GROUP, RB
4.000%, 03/15/2036	2,895	3,058
3.000%, 03/15/2049	5,000	3,983
New York State, Thruway Authority, Ser J, RB
5.000%, 01/01/2027	2,095	2,102
New York State, Thruway Authority, Ser P, RB
5.000%, 01/01/2038	145	169
New York State, Transportation Development Corporation, Delta Air Lines Inc, AMT, RB
5.000%, 01/01/2034	4,000	4,129
5.000%, 10/01/2040	2,625	2,705
New York State, Transportation Development Corporation, Delta Air Lines Inc, LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
4.000%, 10/01/2030	4,550	4,540

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB
5.500%, 06/30/2039	$1,000	$1,099
5.500%, 06/30/2040	800	875
5.500%, 06/30/2041	1,205	1,313
5.375%, 06/30/2060	1,250	1,312
5.000%, 12/01/2024	125	126
5.000%, 12/01/2025	115	117
5.000%, 12/01/2030	650	705
5.000%, 12/01/2036	4,000	4,309
5.000%, 12/01/2037	3,000	3,205
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB, AGM
5.500%, 06/30/2043	1,200	1,322
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, AMT, RB
5.000%, 12/01/2033	775	848
New York State, Urban Development Authority, Personal Income Tax, RB
5.000%, 03/15/2032	2,000	2,001
New York State, Urban Development Authority, Personal Income Tax, Ser E, RB
4.000%, 03/15/2043	2,315	2,324
New York State, Utility Debt Securitization Authority, Ser B, RB
5.000%, 12/15/2035	1,825	1,904
Triborough, Bridge & Tunnel Authority, RB
0.000%, 11/15/2036 (F)	905	551
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	1,000	1,016
5.000%, 06/01/2030	525	548
5.000%, 06/01/2031	525	547
Westchester County, Local Development, Pace University Project, Ser A, RB
5.000%, 05/01/2034	2,350	2,352
Westchester County, Local Development, Senior Learning Center Project, RB
2.875%, 07/01/2026 (B)	1,055	1,043
Westchester County, Local Development, Westchester Medical Center Project, RB, AGM
5.000%, 11/01/2047	750	794

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Westchester, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2031	$2,000	$2,086

		128,753

North Carolina — 1.0%
Charlotte, Airport Revenue, Douglas International Airport, AMT, RB
5.000%, 07/01/2037	2,250	2,474
Charlotte, Airport Revenue, RB
5.000%, 07/01/2026	1,525	1,599
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB
5.000%, 01/15/2049 (A)	5,000	5,673
Columbus County, Industrial Facilities & Pollution Control Financing Authority, AMT, RB
2.100%, 03/01/2027 (A)	1,565	1,547
Greater Asheville, Regional Airport Authority, Ser A, AMT, RB, AGM
5.000%, 07/01/2031	445	492
North Carolina State, Housing Finance Agency, RB, GNMA/FNMA/FHLMC
3.750%, 07/01/2052	1,570	1,550
North Carolina State, Medical Care Commission, Retirement Facilities First Mortgage, RB
5.000%, 01/01/2029	285	283
North Carolina State, Medical Care Commission, The Forest at Duke Project, RB
4.000%, 09/01/2041	830	707
North Carolina State, Medical Care Commission, Twin Lakes Community, Ser A, RB
5.000%, 01/01/2038	605	610
North Carolina State, Medical Care Commission, United Methodist Retirement Homes, RB
4.250%, 10/01/2028	265	265
North Carolina State, Turnpike Authority, RB, AGM
5.000%, 01/01/2034	1,000	1,089

		16,289

North Dakota — 0.1%
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, RB
4.500%, 07/01/2043	760	767
3.550%, 07/01/2033	380	375

		1,142

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio — 2.3%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
5.000%, 06/01/2032	$4,325	$4,740
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	3,100	2,954
0.000%, 06/01/2057 (F)	7,035	735
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
5.000%, 02/15/2037	3,000	3,063
Hamilton County, Tax Revenue Authority, Ser A, RB
4.000%, 12/01/2032	1,600	1,632
Ohio State, Air Quality Development Authority, RB
4.000%, 09/01/2030 (A)	990	996
Ohio State, Higher Educational Facility Commission, Kenyon College Project, RB
5.000%, 07/01/2035	680	791
5.000%, 07/01/2037	300	343
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
5.000%, 01/01/2031	1,250	1,350
2.750%, 01/01/2052 (A)	480	472
Ohio State, Hospital Facility Authority, University Hospital Health System Project, Ser B, RB
5.000%, 01/15/2050 (A)	3,230	3,268
Ohio State, Housing Finance Agency, Ser A, RB
3.000%, 03/01/2052	700	679
Ohio State, Portsmouth Bypass Project, AMT, RB, AGM
5.000%, 12/31/2027	655	661
Ohio State, Water Development Authority, Fresh Water Bonds, Ser A, RB
5.000%, 12/01/2040	5,545	6,395
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser B, RB
5.000%, 12/01/2042	7,000	7,952
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
6.250%, 12/01/2025 (B)	1,100	1,155

		37,186

Oklahoma — 0.2%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
5.000%, 09/01/2033	930	1,065

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB
5.250%, 08/15/2043	$1,510	$1,530

		2,595

Oregon — 0.5%
Clackamas County, Hospital Facility Authority, Rose Villa Project, Ser A, RB
5.125%, 11/15/2040	500	484
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO, SCH BD GTY
5.000%, 06/15/2024	250	251
5.000%, 06/15/2025	275	282
Medford, Hospital Facilities Authority, Asante Project, Ser A, RB
5.000%, 08/15/2026	260	270
5.000%, 08/15/2034	1,000	1,103
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2035	2,500	2,581
Oregon State, GO
5.000%, 05/01/2040	1,970	2,257
Umatilla County, School District No. 8R Hermiston, Ser A, GO, SCH BD GTY
0.000%, 06/15/2027 (F)	1,000	898

		8,126

Pennsylvania — 8.5%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
5.000%, 04/01/2030	5,000	5,311
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2042 (B)	1,850	1,849
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
5.125%, 03/15/2036	2,000	2,035
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2024 (D)	725	728
5.000%, 07/01/2024 (D)	875	879
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2046	2,000	2,088

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (A)	$2,500	$2,276
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2033	2,815	2,989
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	4,485	4,622
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
5.625%, 07/01/2030	1,810	1,621
Octorara Area, School District, GO, AGM
4.000%, 04/01/2024	250	250
4.000%, 04/01/2025	650	655
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,995	3,104
5.000%, 06/01/2032	2,150	2,309
5.000%, 06/01/2033	3,500	3,758
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	8,235	9,302
Pennsylvania State, Economic Development Financing Authority, RB
5.000%, 05/15/2039	600	664
Pennsylvania State, Economic Development Financing Authority, RB, AGM
5.000%, 01/01/2039	540	583
Pennsylvania State, Economic Development Financing Authority, University of Pittsburgh Medical Center, Ser A, RB
5.000%, 10/15/2033	2,300	2,614
Pennsylvania State, GO
5.000%, 09/15/2026	2,500	2,637
Pennsylvania State, GO, BAM
4.000%, 03/01/2035	2,000	2,078
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2031	1,450	1,561
Pennsylvania State, Housing Finance Agency, RB
5.125%, 10/01/2041	1,220	1,311
Pennsylvania State, Housing Finance Agency, Ser 142-A, RB
5.500%, 10/01/2053	1,125	1,189
4.850%, 10/01/2043	4,650	4,796

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, RB
5.000%, 12/01/2030	$5,000	$5,257
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, Sub-Ser, RB
5.000%, 12/01/2033	6,000	6,385
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2033	3,000	3,085
5.000%, 12/01/2039	250	285
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
5.000%, 06/01/2028	3,000	3,128
Philadelphia, Airport Revenue, AMT, RB, AGM
4.000%, 07/01/2040	500	498
Philadelphia, Airport Revenue, Ser B, AMT, RB
5.000%, 07/01/2031	1,000	1,044
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health System Project, RB, AGM
5.000%, 07/01/2036	700	773
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
5.000%, 12/01/2037	4,570	4,696
Philadelphia, Redevelopment Authority, Ser B, AMT, RB
5.000%, 04/15/2025	1,250	1,268
Philadelphia, School District, Ser A, GO, ST AID WITHHLDG
5.000%, 09/01/2029	1,500	1,643
5.000%, 09/01/2030	1,000	1,071
5.000%, 09/01/2034	1,410	1,579
5.000%, 09/01/2036	2,000	2,116
4.000%, 09/01/2035	5,000	5,149
4.000%, 09/01/2038	3,000	3,049
Philadelphia, School District, Ser F, GO, ST AID WITHHLDG
5.000%, 09/01/2028	3,390	3,521
5.000%, 09/01/2030	7,975	8,248
Philadelphia, Ser A, GO
5.000%, 05/01/2032	5,905	6,712
Philadelphia, Water & Wastewater Revenue, RB
5.000%, 10/01/2033	2,000	2,278
Philadelphia, Water & Wastewater Revenue, Ser B, RB
4.000%, 07/01/2035	3,850	3,877

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Water & Wastewater Revenue, Ser B, RB, AGM
5.000%, 09/01/2040	$4,520	$5,129
Southeastern Pennsylvania, Transportation Authority, RB
5.250%, 06/01/2039	2,250	2,593
West Branch Area, School District, GO, AGM
4.000%, 05/15/2034	390	403
4.000%, 05/15/2037	445	453

		135,449

Puerto Rico — 2.9%
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (C)(H)	2,990	785
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (C)(H)	1,000	262
Puerto Rico, Electric Power Authority, Ser WW, RB
5.250%, 07/01/2033 (C)(H)	3,035	797
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2040 (C)	2,940	772
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	1,354	1,289
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authourity, AMT, RB
6.500%, 01/01/2042	2,000	2,364
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
4.750%, 07/01/2053	1,000	998
0.000%, 07/01/2046 (F)	10,000	3,243
0.000%, 07/01/2051 (F)	12,042	2,894
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
4.550%, 07/01/2040	8,625	8,670
0.000%, 07/01/2029 (F)	1,500	1,234
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	8,250	8,192
Puerto Rico, Ser A1, GO
5.625%, 07/01/2027	3,400	3,588
4.000%, 07/01/2035	1,500	1,452
4.000%, 07/01/2046	3,600	3,240
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (A)(I)	11,135	6,514

		46,294

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Rhode Island — 0.7%
Rhode Island State, Health & Educational Building Authority, Central Falls Public School Projects, RB, ST APPROP
4.000%, 05/15/2041	$5,420	$5,444
Rhode Island State, Health & Educational Building Authority, University of Rhode Island Project, Ser B, RB
5.000%, 09/15/2028	1,405	1,467
Rhode Island State, Health & Educational Building, Lifespan Obligation Group, RB
5.250%, 05/15/2049	1,650	1,785
5.000%, 05/15/2039	550	603
5.000%, 05/15/2044	600	642
Rhode Island State, Housing & Mortgage Finance, Homeownership Opportunity, Ser 81-A, RB, GNMA
5.250%, 10/01/2043	1,750	1,875

		11,816

South Carolina — 1.8%
Patriots Energy Group, Financing Agency, RB
5.250%, 02/01/2054 (A)	600	648
Piedmont, Municipal Power Agency, Ser B, RB
4.000%, 01/01/2033	5,125	5,325
Piedmont, Municipal Power Agency, Ser E, RB
5.000%, 01/01/2025	385	390
South Carolina State, Housing Finance & Development Authority, Ser A, RB
5.750%, 01/01/2054	1,670	1,808
South Carolina State, Housing Finance & Development Authority, Ser B, RB
3.750%, 01/01/2050	470	464
South Carolina State, Jobs-Economic Development Authority, Bons Secours Mercy Health, Ser S, RB
5.000%, 10/01/2035	1,460	1,673
South Carolina State, Jobs-Economic Development Authority, High Point Academy Project, Ser A, RB
5.750%, 06/15/2039 (B)	1,870	1,903
South Carolina State, Port Authority, AMT, RB
5.000%, 07/01/2030	1,500	1,595
4.000%, 07/01/2035	1,160	1,163

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina State, Public Service Authority, Ser A, RB
5.000%, 12/01/2025	$385	$394
5.000%, 12/01/2031	540	604
5.000%, 12/01/2036	2,750	3,072
4.000%, 12/01/2034	2,000	2,041
4.000%, 12/01/2036	2,250	2,267
4.000%, 12/01/2038	175	174
South Carolina State, Public Service Authority, Ser C, RB
5.000%, 12/01/2026	2,300	2,311
South Carolina State, Public Service Authority, Ser E, RB, AGM
5.250%, 12/01/2038	2,500	2,827

		28,659

South Dakota — 0.2%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
5.000%, 11/01/2027	830	857
5.000%, 11/01/2028	900	931
5.000%, 11/01/2035	1,005	1,032
South Dakota State, Housing Development Authority, Ser A, RB, GNMA/FNMA/FHLMC
6.000%, 05/01/2054	285	305
South Dakota State, Housing Development Authority, Ser B, RB
4.000%, 11/01/2049	655	653

		3,778

Tennessee — 0.9%
Chattanooga, Commonspirit Health, Ser A, RB
5.000%, 08/01/2034	1,015	1,098
5.000%, 08/01/2035	420	453
Knox County, Health Educational & Housing Facility Board, Ser A-1, RB, BAM
5.000%, 07/01/2037	300	334
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Belmont University, RB
5.000%, 05/01/2038	705	782
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Vanderbilt University Medical Center, RB
5.000%, 07/01/2033	835	957
Nashville & Davidson County, Metropolitan Government, Sports Authority, Ser A, RB, AGM
5.000%, 07/01/2043	1,300	1,435

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nashville, Metropolitan Government, GO
4.000%, 07/01/2033	$3,000	$3,112
Tennergy, Ser A, RB
4.000%, 12/01/2051 (A)	2,500	2,507
Tennessee State, Energy Acquisition, RB
4.000%, 11/01/2049 (A)	2,500	2,508
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	1,650	1,673
Tennessee State, Housing Development Agency, AMT, RB
4.000%, 07/01/2045	235	234

		15,093

Texas — 8.6%
Arlington, Higher Education Finance, Riverwalk Education Foundation, RB, PSF-GTD
5.000%, 08/15/2038	810	906
5.000%, 08/15/2040	695	769
Arlington, Special Tax Revenue, Special Tax, AGM
5.000%, 02/15/2030	2,000	2,029
Austin, Electric Utility Revenue, RB
5.000%, 11/15/2032	1,535	1,609
Austin, Texas Airport System Revenue, Ser B, AMT, RB
5.000%, 11/15/2037	900	920
Austin-Bergstrom, Landhost Enterprises, RB
5.000%, 10/01/2026	465	474
Boerne, Independent School District, GO, PSF-GTD
3.125%, 02/01/2053 (A)	930	927
Central Texas, Regional Mobility Authority, Senior Lien, Ser D, RB
4.000%, 01/01/2037	770	790
Central Texas, Regional Mobility Authority, Ser B, RB
5.000%, 01/01/2036	200	219
Central Texas, Turnpike System, Sub-Ser C, RB
5.000%, 08/15/2031	2,500	2,514
5.000%, 08/15/2033	6,500	6,535
5.000%, 08/15/2037	1,475	1,481
Clear Creek, Independent School District, GO, PSF-GTD
0.280%, 02/15/2038 (A)	640	630
Clear Creek, Independent School District, Ser B-REMK, GO, PSF-GTD
3.600%, 02/15/2035 (A)	1,060	1,065
Clifton, Higher Education Finance, International Leadership, RB, PSF-GTD
5.000%, 08/15/2035	900	1,041

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
5.000%, 08/15/2027	$1,050	$1,058
4.000%, 08/15/2032	1,000	1,033
Collin County, Community College District, Ser A, GO
4.000%, 08/15/2034	2,500	2,623
Corpus Christi, Utility System Revenue, Ser A, RB
5.000%, 07/15/2033	1,500	1,690
Dallas City, Hotel Occupancy Tax Revenue, RB
4.000%, 08/15/2031	1,000	1,008
4.000%, 08/15/2034	500	501
Dallas City, Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/2030	1,000	1,034
5.000%, 11/01/2031	1,250	1,291
5.000%, 11/01/2032	2,500	2,581
5.000%, 11/01/2033	1,175	1,212
5.000%, 11/01/2034	1,000	1,030
5.000%, 11/01/2035	1,000	1,028
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	1,000	1,069
Dallas-Fort Worth, International Airport Revenue, Ser C, AMT, RB
5.000%, 11/01/2031	3,000	3,346
Dayton, Independent School District, GO, PSF-GTD
4.000%, 02/15/2040	3,000	3,002
Denton, Utility System Revenue, RB
5.000%, 12/01/2032	7,500	7,832
El Paso, GO
5.000%, 08/15/2034	2,050	2,119
Garland Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2042	2,500	2,812
Georgetown, Utility System Revenue, RB, AGM
5.000%, 08/15/2037	1,705	1,902
Harris County, Cultural Education Facilities Finance, Memorial Herman Health System, RB
5.000%, 12/01/2025	2,000	2,055
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
5.000%, 11/15/2028	2,500	2,523
5.000%, 11/15/2029	2,325	2,346
5.000%, 11/15/2030	3,310	3,338
Harris County, Houston Sports Authority, Ser C, RB
5.000%, 11/15/2033	1,100	1,108

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Harris County, Industrial Development, RB
4.050%, 11/01/2050 (A)	$390	$395
Hidalgo County, Regional Mobility Authority, Ser A, RB
5.000%, 12/01/2031	260	289
5.000%, 12/01/2032	300	333
Houston, Airport System Revenue, Sub-Ser B, RB
5.000%, 07/01/2029	3,685	4,034
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
5.000%, 07/01/2029	2,450	2,610
5.000%, 07/01/2032	1,500	1,589
Houston, Airport System Revenue, Sub-Ser, RB, AGM
5.000%, 07/01/2032	1,500	1,761
Houston, Hotel Occupancy Tax & Special Revenue, RB
4.000%, 09/01/2025	215	217
4.000%, 09/01/2026	160	163
Lamar, Consolidated Independent School District, GO
5.000%, 02/15/2039	2,000	2,265
Lower Colorado, River Authority, RB
5.000%, 05/15/2031	1,000	1,020
New Hope, Cultural Education Facilities Finance, Children's Health System, Ser A, RB
5.000%, 08/15/2030	1,645	1,760
New Hope, Cultural Education Facilities Finance, Sanctuary LTC Project, RB
5.500%, 01/01/2057	750	568
North Texas, Tollway Authority, RB
5.000%, 01/01/2035	1,800	1,922
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2031	1,410	1,460
5.000%, 01/01/2034	7,285	7,479
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2031	1,775	1,833
Northwest, Independent School District, GO, PSF-GTD
4.000%, 02/15/2043	7,000	7,060
Pasadena, Independent School District, GO, PSF-GTD
5.000%, 02/15/2039	1,245	1,418
5.000%, 02/15/2040	225	254
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
5.000%, 02/01/2033	1,410	1,604
5.000%, 02/01/2034	1,700	1,929
San Antonio, Electric & Gas Systems Revenue, Ser B-REMK, RB
4.000%, 02/01/2033	1,000	1,079

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Antonio, Electric & Gas Systems Revenue, Ser Junior Lien, RB
1.750%, 02/01/2049 (A)	$735	$707
San Antonio, River Authority, Wastewater System Revenue, RB, BAM
4.000%, 01/01/2039	790	800
Southwest Texas, Independent School District, GO, PSF-GTD
5.000%, 02/01/2035	445	515
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB
5.000%, 11/15/2032	1,500	1,560
Tarrant County, Cultural Education Facilities Finance, Christus Health, Ser A, RB
5.000%, 07/01/2053 (A)	2,000	2,237
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	585	607
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2030	285	301
5.000%, 12/15/2032	715	759
Texas State, Municipal Gas Acquisition & Supply IV, Ser B, RB
5.500%, 01/01/2054 (A)	7,000	7,773
Texas State, Ser B, GO
4.000%, 08/01/2031	435	439
Texas State, Transportation Commission State, Highway Fund, GO
5.000%, 04/01/2028	2,630	2,738
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	3,966
Uptown Development Authority, TA
4.000%, 09/01/2033	400	398
4.000%, 09/01/2035	275	269

		137,561

Utah — 0.4%
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2035	5,000	5,179
Salt Lake City, Airport Revenue, Ser B, RB
5.000%, 07/01/2035	1,500	1,588

		6,767

Virgin Islands — 0.1%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2039	1,065	1,112

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia — 1.9%
Arlington County, Industrial Development Authority, Arlington Health System, Virginia Hospital, Ser A, RB
5.000%, 07/01/2053 (A)	$880	$970
Arlington County, Industrial Development Authority, Virginia Hospital Center, RB
5.000%, 07/01/2026	280	291
5.000%, 07/01/2027	250	265
5.000%, 07/01/2028	375	405
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
1.650%, 12/01/2041 (A)	1,320	1,311
Henrico County, Economic Development Authority, Westminster Canterbury Richmond, RB
5.000%, 10/01/2042	430	451
5.000%, 10/01/2047	1,225	1,264
James City County, Economic Development Authority, RB
5.250%, 12/01/2027	190	191
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,126
Virginia Beach, Development Authority, RB
5.375%, 09/01/2029	465	480
Virginia State, College Building Authority, 21st Century College Program, RB
5.000%, 02/01/2028	2,000	2,184
Virginia State, Public Building Authority, Ser A, RB
4.000%, 08/01/2038	5,500	5,700
Virginia State, Small Business Financing Authority, AMT, RB
5.000%, 07/01/2035	1,085	1,182
5.000%, 06/30/2042	2,000	2,091
5.000%, 12/31/2047	440	457
4.000%, 07/01/2030	1,140	1,157
4.000%, 07/01/2031	365	371
Virginia State, Small Business Financing Authority, RB
5.000%, 01/01/2026	490	498
Virginia State, Tobacco Settlement Financing, Sub-Ser C, RB
0.000%, 06/01/2047 (F)	34,300	9,353

		29,747

Washington — 2.4%
King County, Public Hospital District No. 1, GO
5.000%, 12/01/2027	7,720	8,093

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Port of Seattle, AMT, RB
5.000%, 04/01/2028	$5,055	$5,378
5.000%, 04/01/2036	1,500	1,596
5.000%, 08/01/2041	1,000	1,073
Port of Seattle, RB
4.000%, 06/01/2038	1,000	1,028
Washington State, Electric Revenue, Energy Northwest, Columbia Generating Station Project, RB
5.000%, 07/01/2040	2,500	2,782
Washington State, GO
4.000%, 07/01/2036	4,500	4,828
Washington State, Health Care Facilities Authority, Ser A, RB
5.000%, 10/01/2042	1,800	1,800
Washington State, Housing Finance Commission, Social Certificate, Ser A-, RB
3.500%, 12/20/2035	959	900
Washington State, Housing Finance Commission, Transforming Age Project, Ser A, RB
5.000%, 01/01/2034 (B)	745	646
Washington State, Ser A, GO
5.000%, 08/01/2035	1,665	1,923
Washington State, Ser B-BID, GO
5.000%, 02/01/2043	4,685	5,257
Washington State, Ser R-2015E, GO
5.000%, 07/01/2031	2,730	2,773

		38,077

West Virginia — 0.4%
West Virginia State, Economic Development Authority, Appalachian Power Amos Project, RB
3.750%, 12/01/2042 (A)	2,300	2,292
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
5.000%, 06/01/2032	1,510	1,642
5.000%, 06/01/2034	1,000	1,083
5.000%, 06/01/2035	1,005	1,087

		6,104

Wisconsin — 3.5%
Milwaukee, Ser B4, GO, AGM
5.000%, 04/01/2036	2,965	3,348
University of Wisconsin, Hospitals & Clinics, RB
4.000%, 04/01/2037	500	514
4.000%, 04/01/2039	295	299
Wisconsin State, Center District, Ser C, RB, AGM
0.000%, 12/15/2029 (F)	370	304

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, GO
5.000%, 11/01/2026	$1,175	$1,245
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
5.000%, 08/15/2031	4,155	4,519
5.000%, 08/15/2054 (A)	2,000	2,072
3.480%, 08/15/2054 (A)	1,125	1,108
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
5.000%, 11/15/2030	3,810	3,952
Wisconsin State, Health & Educational Facilities Authority, Children's Hospital of Wisconsin, RB
5.000%, 08/15/2034	1,835	1,943
Wisconsin State, Health & Educational Facilities Authority, Oakwood Lutheran Senior Ministries, RB
4.000%, 01/01/2037	665	511
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB
5.000%, 08/15/2034	1,155	1,160
Wisconsin State, Health & Educational Facilities Authority, St. Camilus Health System, RB
5.000%, 11/01/2028	470	457
5.000%, 11/01/2030	1,035	990
5.000%, 11/01/2039	500	438
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
4.000%, 08/15/2041	705	579
Wisconsin State, Health & Educational Facilities Authority, Unitypoint Health, Ser A, RB
5.000%, 12/01/2029	1,650	1,660
Wisconsin State, Housing & Economic Development Authority, Ser B, RB, FHA
0.500%, 11/01/2050 (A)	240	233
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
7.000%, 12/01/2050 (B)	1,390	1,324
Wisconsin State, Public Finance Authority, Appalachian Regional Healthcare System, RB
5.000%, 07/01/2041	750	759

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
4.000%, 07/01/2027	$225	$230
4.000%, 07/01/2028	225	232
4.000%, 07/01/2029	225	231
Wisconsin State, Public Finance Authority, CHF-Manoa LLC, Ser A, RB
5.250%, 07/01/2038 (B)	1,570	1,670
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.700%, 10/01/2046 (A)	10,450	10,563
Wisconsin State, Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, RB
5.000%, 02/01/2042	1,475	1,520
5.000%, 02/01/2052	755	759
5.000%, 02/01/2062	1,845	1,828
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
5.000%, 03/01/2034	6,880	7,087
Wisconsin State, Public Finance Authority, United Methodist Retirement Facility Project, RB
4.000%, 10/01/2025	285	283
4.000%, 10/01/2026	300	299
4.000%, 10/01/2027	125	125
4.000%, 10/01/2028	250	251
Wisconsin State, Ser A, GO
5.000%, 05/01/2041	2,500	2,849

		55,342

Total Municipal Bonds
(Cost $1,595,709) ($ Thousands)		1,570,636

	Shares
CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	8,636,096	8,636
Total Cash Equivalent
(Cost $8,636) ($ Thousands)		8,636
Total Investments in Securities — 98.7%
(Cost $1,604,345) ($ Thousands)		$1,579,272

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Intermediate-Term Municipal Fund (Concluded)

Percentages are based on Net Assets of $1,599,982 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security is in default on interest payment.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2024, the value of these securities amounted to $36,000 ($ Thousands), representing 2.3% of the Net Assets of the Fund.

(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(E)	Security is escrowed to maturity.

(F)	Zero coupon security.
(G)	Securities are held in connection with a letter of credit issued by a major bank.
(H)	No interest rate available.

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Municipal Bonds	–	1,568,792	1,844	1,570,636
Cash Equivalent	8,636	–	–	8,636
Total Investments in Securities	8,636	1,568,792	1,844	1,579,272

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,037	$69,808	$(62,209)	$—	$—	$8,636	$68	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Short Duration Municipal Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 100.3%
Alabama — 8.4%
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	$3,940	$3,948
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 12/01/2025	880	901
Black Belt, Energy Gas District, Ser E, RB
5.000%, 06/01/2024	1,250	1,253
Black Belt, Energy Gas District, Ser S, RB
4.000%, 12/01/2024	1,765	1,765
4.000%, 12/01/2025	7,520	7,519
4.000%, 10/01/2052 (A)	2,500	2,503
Black Belt, Energy Gas District, Sub-Ser, RB
4.958%, 07/01/2052 (A)	2,000	2,019
Columbia, Industrial Development Board, Pollution Control Revenue, Alabama Power Company Project, RB
3.810%, 12/01/2037 (A)	7,000	7,002
Lower Alabama, Gas District, RB
4.000%, 12/01/2024	500	500
4.000%, 12/01/2025	730	728
4.000%, 12/01/2050 (A)	10,000	10,023
Selma, Industrial Development Board, International Paper Co Project, RB
1.375%, 05/01/2034 (A)	5,250	5,077
Southeast Alabama, Energy Authority, Cooperative District Project #4, Ser B-1, RB
5.000%, 08/01/2024	1,300	1,305
Southeast Alabama, Gas Supply District, Project #1, Ser A, RB
5.000%, 04/01/2026	1,500	1,529
5.000%, 04/01/2027	500	515
5.000%, 04/01/2028	1,250	1,296
4.000%, 04/01/2049 (A)	6,850	6,852

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southeast Alabama, Gas Supply District, Project #1, SIFMA, Ser C, RB
3.950%, 04/01/2049 (A)	$2,500	$2,499
Southeast Alabama, Gas Supply District, Project #2, LIBOR, Ser B, RB
4.495%, 06/01/2049 (A)	17,000	17,000

		74,234

Alaska — 0.2%
Alaska State, International Airports System, Ser C, AMT, RB
5.000%, 10/01/2025	1,980	2,020

Arizona — 2.0%
Arizona State, Health Facilities Authority, RB
3.550%, 01/01/2046 (A)	800	788
Arizona State, Health Facilities Authority, RB
Pre-Refunded @ 100
3.550%, 11/04/2025 (A)(B)	200	199
Arizona State, Health Facilities Authority, Ser C-RMK, RB
3.050%, 01/01/2046 (A)(C)	3,000	3,000
Arizona State, Industrial Development Authority, Phoenix Children's Hospital, RB
5.000%, 02/01/2025	685	695
Chandler, Industrial Development Authority, Intel Corporation Project, Ser S, AMT, RB
5.000%, 09/01/2052 (A)	1,300	1,345
Maricopa County, Industrial Development Authority, Banner Health, RB
3.870%, 01/01/2035 (A)	3,485	3,480
Phoenix, Civic Improvement Authority, AMT, RB
5.000%, 07/01/2025	1,100	1,120
Salt Verde Financial Corp, Gas Revenue, RB
5.250%, 12/01/2027	7,000	7,312

		17,939

California — 3.6%
Alameda, Unified School District, Ser A, GO, AGM
0.000%, 08/01/2026 (D)	1,000	926
Bay Area, Toll Authority, RB
3.580%, 04/01/2056 (A)	1,250	1,249
California State, Choice Financing Authority, Clean Energy Project, RB
4.000%, 10/01/2052 (A)	2,710	2,721

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Choice Financing Authority, Clean Energy Project, Ser B, RB
4.000%, 08/01/2025	$555	$557
California State, Choice Financing Authority, Clean Energy Project, Ser S, RB
4.000%, 12/01/2026	450	452
California State, GO
5.000%, 03/01/2027	4,630	4,726
California State, Housing Finance Agency, Ser I, RB
5.000%, 05/01/2054 (A)	5,500	5,709
California State, Infrastructure & Economic Development Bank, California Academy of Sciences, RB
3.650%, 08/01/2047 (A)	2,500	2,500
3.250%, 08/01/2029	2,000	2,018
California State, Municipal Finance Authority, Waste Management Project, AMT, RB
4.800%, 11/01/2041 (A)	2,000	2,011
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(E)	1,500	1,463
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
4.000%, 08/01/2024	245	245
Los Angeles, Department of Water & Power, Water System Revenue, Ser A-1-R, RB
3.040%, 07/01/2049 (A)	1,300	1,300
Newman-Crows Landing, Unified School District, GO
0.000%, 08/01/2025 (D)	500	475
Pittsburg, Redevelopment Agency Successor Agency, TA, AMBAC
0.000%, 08/01/2028 (D)	500	431
Rio, Elementary School District, GO, BAM
0.000%, 07/01/2028 (D)	3,705	3,190
San Mateo County, Community College District, Ser C, GO, NATL
0.000%, 09/01/2025 (D)	1,250	1,193
Vernon, Electric System Revenue, Ser A, RB
5.000%, 04/01/2024	1,100	1,101

		32,267

Colorado — 2.8%
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2027	485	507

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado State, Health Facilities Authority, Commonspirit Health, RB
5.000%, 11/01/2024	$400	$403
5.000%, 11/01/2025	350	359
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B, RB
5.000%, 08/01/2049 (A)	1,245	1,259
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B-2, RB
5.000%, 08/01/2049 (A)	2,000	2,057
Colorado State, Health Facilities Authority, Intermountain Healthcare, RB
5.000%, 05/15/2062 (A)	615	666
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S, RB
3.850%, 05/15/2061 (A)	1,500	1,489
Colorado State, School of Mines, Ser D, RB
4.170%, 12/01/2025 (A)	975	975
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2028	260	280
Denver City & County, Airport System Revenue Authority, Ser D, AMT, RB
5.000%, 11/15/2025	1,000	1,026
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2026	2,500	2,568
E-470, Public Highway Authority, Ser B, RB
3.908%, 09/01/2039 (A)	7,465	7,450
Regional Transportation District, Denver Transit Partners Eagle P3 Project, RB
5.000%, 07/15/2024	300	301
5.000%, 01/15/2025	300	303
5.000%, 07/15/2025	465	474
3.000%, 01/15/2026	405	399
University of Colorado, Green Bonds, Ser C, RB
2.000%, 06/01/2054 (A)	3,855	3,824

		24,340

Connecticut — 2.6%
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser V1, RB
2.600%, 07/01/2036 (A)	155	155
Connecticut State, Housing Finance Authority, Housing Mortgage Finance Program, RB
0.300%, 11/15/2024	500	488
0.250%, 05/15/2024	750	745
Connecticut State, Housing Finance Authority, RB
3.650%, 11/15/2052 (A)	7,295	7,291

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut State, Housing Finance Authority, Ser A4, RB
3.600%, 11/15/2050 (A)	$9,500	$9,476
Connecticut State, Ser B, GO
5.000%, 08/01/2025	1,000	1,028
Connecticut State, Ser D, GO
5.000%, 09/15/2025	1,745	1,796
Connecticut State, SIFMA Index Project, Ser A, GO
4.290%, 03/01/2025 (A)	1,815	1,823
West Haven, GO, BAM
5.000%, 02/15/2025	230	233
5.000%, 02/15/2026	200	206

		23,241

Delaware — 0.6%
Delaware State, Economic Development Authority, Delmarva Power & Light Company Project, RB
1.050%, 01/01/2031 (A)	5,100	4,904
Delaware State, Housing Authority, Single Family Mortgage, Ser A, RB, GNMA/FNMA/FHLMC
3.250%, 01/01/2026	285	285

		5,189

District of Columbia — 0.8%
District of Columbia, Housing Finance Agency, Parcel 42 Project, RB
1.700%, 09/01/2041 (A)	7,160	6,992

Florida — 2.4%
Florida Insurance Assistance Interlocal Agency, Ser A-1, RB
5.000%, 09/01/2028	1,500	1,566
Florida State, Citizens Property Insurance, Coastal Account, Ser A, RB
Pre-Refunded @ 100
5.000%, 12/01/2024 (B)	6,535	6,613
Florida State, Development Finance, Lakeland Regional Health Systems, RB
5.000%, 11/15/2024	1,200	1,212
Lee County, Industrial Development Authority, Shell Point, RB
4.000%, 11/15/2025	210	208
Miami-Dade County, Expressway Authority, Ser B, RB
5.000%, 07/01/2028	1,000	1,005
Miami-Dade County, Industrial Development Authority, Waste Management Project, AMT, RB
3.675%, 11/01/2048 (A)	500	498

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.000%, 10/01/2029	$5,500	$5,961
Palm Beach County, Educational Facilities Authority, Palm Beach Atlantic University, RB
4.000%, 10/01/2024	225	225
4.000%, 10/01/2025	235	234
Pasco County, H Lee Moffitt Cancer Center & Research Institute, RB, AGM
5.250%, 09/01/2027	300	321
Polk County, Housing Finance Authority, Episcopal Catholic Apartments, RB, FHA
4.150%, 12/01/2040 (A)	3,000	3,037

		20,880

Georgia — 4.5%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB, NATL
5.500%, 11/01/2027	2,825	2,992
Bartow County, Development Authority, Georgia Power Plant, RB
2.875%, 08/01/2043 (A)	1,800	1,765
Burke County, Development Authority, Georgia Power Company Plant Vogtle Project, RB
3.875%, 10/01/2032 (A)	2,500	2,505
2.875%, 12/01/2049 (A)	4,000	3,921
College Park, Business & Industrial Development Authority, Somersby Project, Ser B, RB
1.250%, 07/01/2025 (A)	2,125	2,104
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 06/01/2027	1,100	1,131
4.000%, 12/01/2024	1,100	1,097
4.000%, 03/01/2026	500	502
4.000%, 09/01/2026	415	418
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 06/01/2025	650	656
5.000%, 03/01/2026	500	509
5.000%, 09/01/2026	575	589
4.000%, 08/01/2049 (A)	18,260	18,294
Georgia State, Main Street Natural Gas, Ser C, RB
4.000%, 05/01/2052 (A)	1,540	1,539
4.000%, 08/01/2052 (A)(E)	1,000	968
Monroe County, Development Authority, Oglethorpe Power Company Project, RB
1.500%, 01/01/2039 (A)	750	723

		39,713

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois — 4.4%
Berwyn, Ser A, GO
5.000%, 12/01/2024	$820	$827
Chicago Heights, Olympic Village Apartments Project, RB, FHA/GNMA
2.875%, 08/01/2027 (A)	2,000	1,965
Chicago, O'Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2027	1,000	1,006
Chicago, Ser A, GO
5.000%, 01/01/2029	1,500	1,608
Cook County, School District No. 233 Homewood-Flossmoor, GO
4.000%, 12/01/2024	1,605	1,610
Cook County, School District No. 87 Berkeley, GO, AGM
5.000%, 12/01/2024	500	506
Geneva, GO
4.000%, 02/01/2026	400	407
Granite, Solid Waste Disposal, Waste Management Project, AMT, RB
1.250%, 05/01/2027	4,100	3,691
Illinois State, Finance Authority, American Water Capital Corp Project, RB
3.875%, 05/01/2040 (A)	1,000	1,007
Illinois State, Finance Authority, Field Museum of Natural History, RB
4.917%, 11/01/2034 (A)	1,940	1,937
Illinois State, Finance Authority, Health Care System Project, RB
5.000%, 05/15/2050 (A)	1,500	1,503
Illinois State, Finance Authority, Silver Cross Hospital & Medical Centers, RB
5.000%, 08/15/2029	1,270	1,294
Illinois State, Finance Authority, University of Chicago Medical Center, Ser B-1, RB
5.000%, 08/15/2052 (A)	1,500	1,526
Illinois State, Finance Authority, Waste Management Inc, AMT, RB
4.600%, 10/01/2053 (A)	5,500	5,557
Illinois State, GO
5.000%, 05/01/2030	1,145	1,147
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
2.300%, 02/01/2026	1,000	966
Illinois State, Housing Development Authority, Marshall Field Garden Apartment Homes, RB, FNMA
4.300%, 05/15/2050 (A)(C)	1,000	1,000
Illinois State, Ser A, GO
5.000%, 03/01/2025	835	848
5.000%, 11/01/2026	2,715	2,834

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Ser D, GO
5.000%, 11/01/2024	$255	$257
5.000%, 11/01/2026	3,480	3,634
Illinois State, Sports Facilities Authority, RB, AGM
5.000%, 06/15/2027	1,500	1,502
Illinois State, Toll Highway Authority, Ser C, RB
5.000%, 01/01/2029	245	249
5.000%, 01/01/2036	50	51
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2025	1,000	1,013
University of Illinois, University of Illinios Health Services Facilities System, RB
5.000%, 10/01/2027	375	399
5.000%, 10/01/2028	475	512
Will County, Community Unit School District No. 201-U Crete-Monee, Ser U-A, GO, BAM
5.000%, 01/01/2028	350	373

		39,229

Indiana — 6.0%
Clark-Pleasant, Community School, GO
5.000%, 01/15/2025	1,030	1,040
Fort Wayne, Redevelopment Authority, Grand Wayne Center Project, RB
4.000%, 02/01/2025	500	503
4.000%, 08/01/2025	810	820
Indiana State, Finance Authority, Indiana University Health, RB
2.250%, 12/01/2058 (A)	7,150	7,023
Indiana State, Finance Authority, Indianapolis Power, AMT, RB
0.950%, 12/01/2038 (A)	2,000	1,856
Indiana State, Finance Authority, Southern Indiana Gas and Electric Company Projects, RB
3.550%, 05/01/2037 (A)	1,930	1,928
3.450%, 07/01/2025	14,260	14,172
Indiana State, Housing & Community Development Authority, Bradford Lakes Apartments Project, RB
4.500%, 04/01/2025 (A)	3,000	3,001
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, AMT, RB
5.000%, 01/01/2026	1,085	1,111
Indianapolis, Local Public Improvement Bond Bank, Ser A, RB
5.000%, 06/01/2025	650	664

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indianapolis, Local Public Improvement Bond Bank, Ser E, RB, AMBAC
0.000%, 02/01/2025 (D)	$3,515	$3,401
Rockport, Pollution Control Revenue Bonds, Indiana Michigan Power Company Project, Ser B, RB
3.050%, 06/01/2025	10,465	10,360
Terre Haute, Sanitary District, RB
5.250%, 09/28/2028	1,000	1,002
Westfield, Redevelopment Authority, RB
5.000%, 07/01/2027	480	508
Westfield-Washington, School District, GO
6.000%, 01/15/2026	340	352
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	4,865	4,888

		52,629

Kansas — 0.9%
Kansas State, Department of Transportation, Ser C, RB
4.308%, 09/01/2024 (A)	2,925	2,928
Kansas State, Development Finance Authority, University of Kansas Project, Ser A, RB
5.000%, 05/01/2027	1,235	1,260
Reno County, Unified School District No. 308 Hutchinson, GO
3.000%, 09/01/2024	1,000	992
Valley Center, Ser 1, GO
4.375%, 12/01/2025	2,500	2,504

		7,684

Kentucky — 2.6%
Kentucky State, Economic Development Finance Authority, Norton Healthcare Inc, RB, NATL
0.000%, 10/01/2024 (D)	1,145	1,117
Kentucky State, Housing Corporation, Beecher Terrace Phase IV Project, RB, FHA
5.000%, 09/01/2043 (A)	4,315	4,422
Kentucky State, Interlocal School Transportation Association, COP
4.000%, 03/01/2024	995	995
4.000%, 03/01/2028	1,255	1,278
Kentucky State, Public Energy Authority, Ser A, RB
5.000%, 07/01/2026	450	459
5.000%, 07/01/2028	1,000	1,035
4.000%, 12/01/2049 (A)	7,500	7,511

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kentucky State, Public Energy Authority, Ser B, RB
4.000%, 01/01/2049 (A)	$2,700	$2,700
Trimble County, Environmental Facilities, AMT, RB
4.700%, 06/01/2054 (A)	1,500	1,517
University of Louisville, Ser F, RB
5.000%, 03/01/2027	2,000	2,103

		23,137

Louisiana — 2.5%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
4.217%, 05/01/2043 (A)	1,970	1,933
Louisiana State, Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewerage, Sub-Ser, RB
0.875%, 02/01/2046 (A)	2,000	1,941
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Louisiana Insurance Guaranty Association Project, RB
5.000%, 08/15/2026	1,355	1,408
5.000%, 08/15/2027	1,000	1,055
Louisiana State, Offshore Terminal Authority, Ser A, RB
4.150%, 09/01/2027	2,500	2,536
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
5.000%, 05/15/2050 (A)	1,000	1,015
St. John the Baptist Parish, Marathon Oil Project, RB
2.125%, 06/01/2037 (A)	8,000	7,932
2.100%, 06/01/2037 (A)	3,000	2,975
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	1,000	955

		21,750

Maine — 0.5%
Tender Option Bond Trust Receipts, Ser 2023-XX1328, RB, AGM
3.420%, 07/01/2053 (A)(E)	4,000	4,000

Maryland — 2.2%
Maryland State, Community Development Administration, Rosemont LP, Ser I, RB
4.375%, 01/01/2025 (E)	6,325	6,329

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland State, Community Development Administration, South Street Senior LLC, Ser D, RB
3.150%, 07/01/2024	$2,000	$1,986
Maryland State, Health & Higher Educational Facilities Authority, Frederick Heath System, RB
5.000%, 07/01/2026	450	466
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical, RB
5.000%, 07/01/2045 (A)	6,250	6,324
Maryland State, Ser A-BID, GO
5.000%, 08/01/2025	1,670	1,718
5.000%, 08/01/2026	1,310	1,380
Maryland State, Stadium Authority, Football Stadium, Ser A, RB
5.000%, 03/01/2026	400	415
5.000%, 03/01/2028	1,090	1,183

		19,801

Massachusetts — 2.0%
Boston, Housing Authority, Ser B, RB
5.000%, 04/01/2025	400	408
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
5.000%, 07/01/2027	2,200	2,257
3.900%, 07/01/2049 (A)(E)	6,250	6,227
Massachusetts State, Development Finance Agency, Springfield College, RB
5.000%, 06/01/2024	1,015	1,017
Massachusetts State, Development Finance Agency, Waste Management Project, AMT, RB
1.250%, 05/01/2027 (E)	2,500	2,251
Massachusetts State, Development Finance Agency, Wellforce, Ser C, RB, AGM
5.000%, 10/01/2027	435	461
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2024	575	577
5.000%, 07/01/2025	850	867
5.000%, 07/01/2026	1,000	1,029
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System, Ser G, RB, AGM
3.900%, 07/01/2042 (A)	1,325	1,325

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Housing Finance Agency, Sustainability Bonds, Ser A, RB, FHA
0.450%, 12/01/2024	$1,000	$976

		17,395

Michigan — 1.9%
Chippewa Valley, Schools, GO, Q-SBLF
5.000%, 05/01/2025	900	919
Michigan State, Hospital Finance Authority, Trinity Health Credit Group, Ser C-, RB
5.000%, 12/01/2025	1,050	1,082
Michigan State, Housing Development Authority, Clark Road Senior Apartments Project, RB
4.500%, 12/01/2042 (A)	5,500	5,547
Michigan State, Housing Development Authority, Rental Housing, Ser A, RB
3.300%, 04/01/2026	6,135	6,109
Wayne County, Airport Authority, Ser F, AMT, RB
5.000%, 12/01/2027	3,055	3,120

		16,777

Minnesota — 1.6%
Gibbon, Independent School District No. 2365, Ser A, GO
6.000%, 02/01/2026	280	295
6.000%, 02/01/2027	200	218
Maple Grove, Health Care Facilities Revenue Refunding, Maple Grove Hospital, RB
5.000%, 05/01/2024	1,200	1,202
Minneapolis, Allina Health System, Ser A, RB
5.000%, 11/15/2052 (A)	2,000	2,158
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2026	1,310	1,338
Minneapolis-State, Paul Metropolitan Airports Commission, Sub-Ser S, AMT, RB
5.000%, 01/01/2025	750	757
5.000%, 01/01/2026	450	461
Minnesota State, Higher Education Facilities Authority, Ser A, RB
5.000%, 10/01/2025	335	344
Minnesota State, Housing Finance Agency, Ser C, AMT, RB, GNMA/FNMA/FHLMC
1.200%, 01/01/2027	570	518
1.050%, 07/01/2026	1,145	1,049
0.950%, 01/01/2026	1,140	1,050
0.875%, 07/01/2025	1,130	1,072
0.800%, 01/01/2025	565	545

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minnesota State, Municipal Gas Agency, Ser A, RB
4.000%, 12/01/2024	$1,500	$1,505
Roseville, Independent School District No. 623, Ser A, COP
5.000%, 04/01/2026	500	511
Southern Minnesota, Municipal Power Agency, Ser A, RB, NATL
0.000%, 01/01/2025 (D)	1,465	1,418

		14,441

Mississippi — 0.5%
Warren County, Environmental Improvement Revenue, International Paper Co Project, AMT, RB
1.600%, 08/01/2027 (A)	2,000	1,940
Warren County, Gulf Opportunity Zone Revenue, International Paper Co Project, RB
1.375%, 08/01/2027 (A)	2,500	2,418

		4,358

Missouri — 1.7%
Barry County, Law Enforcement Center Project, COP
5.000%, 10/01/2027	580	608
Centeral Southwest Missouri, Ozarks Technical Community College, COP
5.000%, 03/01/2024	215	215
Jackson County, RB
5.000%, 12/01/2027	1,110	1,186
Missouri State, Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Ser R, AMT, RB
3.500%, 05/01/2038 (A)	9,650	9,560
Missouri State, Health & Educational Facilities Authority, BJC HealthCare, Ser C, RB
3.300%, 05/15/2038 (A)	500	500
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2026	565	588
Missouri State, Public Utilities Commission, RB
4.000%, 12/01/2024	2,000	2,001

		14,658

Nebraska — 0.5%
Central Plains, Energy Project, Ser A, RB
5.000%, 05/01/2054 (A)	1,000	1,057

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Douglas County, Hospital Authority No. 3, Nebraska Methodist Health System, RB
5.000%, 11/01/2027	$1,260	$1,294
Gretna, COP
5.000%, 12/15/2025	2,000	2,026

		4,377

New Hampshire — 0.5%
National Finance Authority, New Hampshire Pollution Control Refunding, New York State Electric & Gas Corporation Project, AMT, RB
4.000%, 12/01/2028	525	529
New Hampshire State, Housing Finance Authority, Ser 4, RB, FHA
3.700%, 01/01/2027	1,870	1,867
3.625%, 04/01/2026	1,750	1,747

		4,143

New Jersey — 2.6%
Gloucester County, Improvement Authority, Rowan University Student Center Project, RB
0.600%, 03/01/2024	500	500
New Jersey State, Economic Development Authority, Municipal Rehabilitation, Ser S, RB
5.250%, 04/01/2026 (A)	3,500	3,653
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
5.000%, 03/01/2024	1,500	1,500
4.550%, 09/01/2025 (A)	1,050	1,052
New Jersey State, Economic Development Authority, Ser A, RB
4.125%, 06/15/2026	860	869
New Jersey State, GO
5.000%, 06/01/2027	1,000	1,071
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2025	2,850	2,910
New Jersey State, Housing & Mortgage Finance Agency, New Brunswick Apartments, Ser C2, RB, FHA
3.125%, 02/01/2025 (A)	5,620	5,584
New Jersey State, Transportation Trust Fund Authority, Ser C, RB, AGM
0.000%, 12/15/2029 (D)	845	707
Newark, Board of Education, GO
5.000%, 07/15/2024	600	603
Newark, Ser B, GO, AGM
5.000%, 10/01/2024	1,060	1,069

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Passaic, Ser A, GO
5.000%, 08/01/2024	$695	$699
5.000%, 08/01/2025	700	717
Rib Floater Trust, Various States, Ser 2024-001, RB
3.550%, 11/01/2063 (A)(C)(E)	1,995	1,995

		22,929

New Mexico — 0.2%
Farmington, Pollution Control Revenue Bonds, San Juan Project, RB
3.900%, 06/01/2040 (A)	1,000	1,004
Santa Fe, Public School District, GO
4.000%, 08/01/2024	600	601

		1,605

New York — 7.3%
Amherst, Industrial Development Agency, RB, FHA/GNMA
3.900%, 04/01/2026 (A)	3,535	3,538
Cobleskill-Richmondville, Central School District, GO
4.750%, 06/21/2024	1,245	1,249
Hermon-DeKalb, Central School District, GO
4.500%, 06/28/2024	1,000	1,003
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2052 (A)	3,205	3,383
1.650%, 09/01/2049 (A)	2,945	2,909
0.850%, 09/01/2050 (A)	2,000	1,909
Long Island, Power Authority, Ser C, RB
3.750%, 09/01/2038 (A)	1,585	1,569
Lowville, Ser A, GO
4.625%, 08/22/2024	780	780
Metropolitan New York, Transportation Authority, Ser A2, RB
5.000%, 11/15/2027	1,500	1,575
Metropolitan New York, Transportation Authority, Ser D, RB
3.888%, 11/01/2035 (A)	2,540	2,540
Metropolitan New York, Transportation Authority, Sub-Ser, RB
5.000%, 11/15/2048 (A)	1,000	1,004
Metropolitan New York, Transportation Authority, Sub-Ser, RB, AGM
4.108%, 11/01/2032 (A)	1,000	1,000
Monroe County, Industrial Development, Rochester Regional Health Project, RB
5.000%, 12/01/2024	550	554
New York & New Jersey, Port Authority, Ser 226, AMT, RB
5.000%, 10/15/2025	2,000	2,053

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Housing Development Authority, RB, FHA
3.400%, 11/01/2062 (A)	$5,000	$4,971
0.600%, 05/01/2061 (A)	2,945	2,796
New York City, Housing Development Authority, Ser E-2, RB
3.800%, 11/01/2063 (A)	6,500	6,524
New York City, Ser 2-REM, GO
3.250%, 04/01/2042 (A)	2,400	2,400
New York City, Ser 3-REM, GO
3.250%, 04/01/2042 (A)	3,000	3,000
New York City, Sub-Ser A-4, GO, AGM
4.050%, 08/01/2026 (A)	1,075	1,075
New York City, Water & Sewer System, Ser BB-, RB
3.000%, 06/15/2049 (A)	2,000	2,000
New York State, Housing Finance Agency, Sustainability Bonds, RB, FHA
3.450%, 05/01/2062 (A)	1,000	1,000
New York State, Housing Finance Agency, Sustainability Bonds, Ser E, RB
0.950%, 05/01/2025	2,110	2,017
0.850%, 11/01/2024	1,305	1,268
New York State, Housing Finance Agency, Sustainability Bonds, Ser J, RB, FHA
0.750%, 05/01/2025	3,125	2,992
New York State, Housing Finance Agency, Sustainability Bonds, Ser P, RB
1.600%, 11/01/2024	1,835	1,805
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, RB
5.000%, 12/01/2025	800	821
New York State, Transportation Development Corporation, Terminal 4 JFK International Airport, AMT, RB
5.000%, 12/01/2026	1,000	1,034
New York State, Transportation Development Corporation, Terminal 4 JFK International Airport, RB
5.000%, 12/01/2024	900	909
5.000%, 12/01/2026	1,000	1,045
Niagara, Frontier Transportation Authority, AMT, RB
5.000%, 04/01/2028	1,045	1,100
Triborough, Bridge & Tunnel Authority, Sub-Ser, RB
5.000%, 05/15/2050 (A)	3,000	3,104

		64,927

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Carolina — 0.4%
Charlotte-Mecklenburg, Hospital Authority, Ser C-REM, RB
3.450%, 01/15/2048 (A)	$1,000	$1,001
Charlotte-Mecklenburg, Hospital Authority, Ser E, RB
0.800%, 01/15/2048 (A)	1,000	955
Columbus County, Industrial Facilities & Pollution Control Financing Authority, International Paper Co Project, RB
1.375%, 05/01/2034 (A)	1,000	967
North Carolina State, Housing Finance Agency, Wind Crest Senior Living LP, RB
4.500%, 06/01/2024	1,000	1,000

		3,923

North Dakota — 0.2%
Cass County, Joint Water Resource District, Ser A, GO
0.480%, 05/01/2024	1,000	993
Grand Forks, Altru Health System, Ser A, RB, AGM
5.000%, 12/01/2026	100	105
5.000%, 12/01/2027	125	133
5.000%, 12/01/2028	125	135

		1,366

Ohio — 3.2%
Allen County, Hospital Facilities Revenue, RB
5.000%, 10/01/2049 (A)	3,500	3,683
American Municipal Power, Combined Hydroelectric Project, RB
1.000%, 02/15/2048 (A)	1,465	1,445
American Municipal Power, Village of Grafton Project, RB
4.625%, 04/12/2024	800	801
Columbus, Ser A, GO
5.000%, 04/01/2024	1,050	1,051
Cuyahoga, Metropolitan Housing Authority, Carver Park Phase III Project, RB, FHA
4.000%, 06/01/2026 (A)	6,500	6,511
Dayton, School District, COP
3.000%, 12/01/2025	170	169
Lancaster, Port Authority, Ser A, RB
5.000%, 08/01/2049 (A)	3,700	3,738
Montgomery County, Premier Health Partners, RB
5.000%, 11/15/2024	1,000	1,006
Ohio State, Air Quality Development Authority, American Electric Company, AMT, RB
2.100%, 12/01/2027 (A)	3,000	2,944

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio State, Air Quality Development Authority, Duke Energy, AMT, RB
4.250%, 11/01/2039 (A)	$1,500	$1,514
Ohio State, Housing Finance Agency, Post Oak Station, RB, FHA
3.350%, 07/01/2025 (A)	2,865	2,852
Ohio State, Housing Finance Agency, Riverview San Marco Apartments, RB, FHA
5.000%, 08/01/2026 (A)	2,140	2,172

		27,886

Oklahoma — 1.7%
Oklahoma State, Development Finance Authority, Ser A, RB
5.000%, 08/15/2031	810	820
Tulsa, Ser A, GO
0.050%, 01/01/2026	9,095	8,532
0.050%, 01/01/2027	5,735	5,219
Washington County, Educational Facilities Authority, Dewey Public Schools Project, RB
5.000%, 09/01/2025	400	408

		14,979

Oregon — 1.2%
Deschutes & Jefferson Counties, School District No. 2J Redmond, GO
0.000%, 06/15/2025 (D)	555	532
Lane County, School District No. 1 Pleasant Hill, Ser B-CABS, GO
0.000%, 06/15/2027 (D)	350	315
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
0.000%, 06/15/2025 (D)	1,970	1,889
0.000%, 06/15/2026 (D)	3,270	3,043
Multnomah County, School District No. 40, Ser A, GO
0.000%, 06/15/2026 (D)	250	232
0.000%, 06/15/2028 (D)	395	344
Oregon State, Business Development Commission, Intel Corporation Project, Ser 232-RE, RB
3.800%, 12/01/2040 (A)	1,000	1,017
Salem, Hospital Facility Authority, Capital Manor Project, RB
5.000%, 05/15/2025	130	130
Washington Multnomah & Yamhill Counties, Hillsboro School District No. 1J, GO
5.000%, 06/15/2026	2,575	2,698

		10,200

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania — 3.8%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser D2-B-REMK, RB
3.720%, 11/15/2024 (A)	$1,795	$1,787
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser Senior D2-E-REMK, RB
4.000%, 11/15/2047 (A)	3,000	2,964
Bethlehem, School District Authority, RB
3.908%, 01/01/2030 (A)	520	512
3.908%, 07/01/2031 (A)	925	911
3.908%, 01/01/2032 (A)	570	561
Dallastown Area, School District, GO
5.000%, 04/15/2027	520	528
Lackawanna County, Industrial Development Authority, Scranton University, RB
5.000%, 11/01/2024	250	252
Lehigh County, General Purpose Authority, Lehigh Valley Academy, RB
4.000%, 06/01/2024	600	600
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
2.625%, 02/15/2027	1,000	972
Monroeville, Finance Authority, University of Pittsburgh Medical Center, Ser C, RB
5.000%, 05/15/2028	570	615
New Hampshire State, Health & Education Facilities Authority Act, Elliot Hospital, RB
4.500%, 11/01/2035 (A)	1,000	996
Parkland, School District, Ser A, GO
4.000%, 02/01/2025	100	101
Pennsbury, School District, GO
4.000%, 08/01/2024	1,260	1,264
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, AMT, RB
3.700%, 06/01/2041 (A)	500	499
1.750%, 08/01/2038 (A)	7,250	7,163
Pennsylvania State, GO
5.000%, 01/01/2028	3,170	3,356
4.000%, 04/01/2029	1,000	1,000
Pennsylvania State, Housing Finance Agency, Ser 120, RB
2.350%, 04/01/2027	1,295	1,237
Pennsylvania State, Turnpike Commission, RB
3.300%, 07/15/2041 (A)	2,500	2,498

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Ser A, RB
4.000%, 12/01/2025	$1,015	$1,033
Pennsylvania State, Turnpike Commission, Ser A, RB, AGM
5.250%, 07/15/2025	1,100	1,133
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 08/01/2030	1,500	1,531
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	1,155	1,220
Wilkes-Barre, Finance Authority, University of Scranton, Ser A, RB
5.000%, 11/01/2024	475	479

		33,212

Puerto Rico — 0.0%
Puerto Rico, Industrial Tourist Educational Medical & Enviromental Control Facilities Financing Authority, RB
5.000%, 07/01/2024	140	140

Rhode Island — 0.3%
East Providence, GO
4.000%, 07/31/2024	3,000	3,007

South Carolina — 0.0%
South Carolina, Ports Authority, AMT, RB
5.000%, 07/01/2027	400	419

Tennessee — 0.8%
Johnson City, Health & Educational Facilities Board, Ballad Health, Ser A, RB
5.000%, 07/01/2024	500	502
5.000%, 07/01/2027	400	421
5.000%, 07/01/2028	400	428
Knox County, Health Educational & Housing Facility Board, Westview Towers Project, RB, FHA
3.950%, 12/01/2027 (A)	500	499
Tennergy, Gas Revenue, Ser A, RB
5.500%, 12/01/2027	750	782
5.250%, 12/01/2026	700	718
4.000%, 09/01/2024	500	500
Williamson County, Industrial Development Board, Wood Duck Court Apartments, RB, FHA
5.000%, 05/01/2042 (A)	3,060	3,173

		7,023

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 14.5%
Arlington, Higher Education Finance, Trinity Basein Preparatory, RB, PSF-GTD
5.000%, 08/15/2026	$320	$335
Arlington, Housing Finance, RB
4.500%, 04/01/2041 (A)	5,000	5,099
3.500%, 11/01/2043 (A)	11,000	10,996
Beaumont, GO
5.000%, 03/01/2024	265	265
Central Texas, Regional Mobility Authority, Ser F, RB
5.000%, 01/01/2025	1,500	1,507
Clear Creek, Independent School District, GO, PSF-GTD
0.280%, 02/15/2038 (A)	1,000	985
Clear Creek, Independent School District, Ser B-REMK, GO, PSF-GTD
3.600%, 02/15/2035 (A)	1,500	1,507
Clifton, Higher Education Finance, Ser A, RB
5.000%, 08/15/2024	350	352
Coastal Bend, Health Facilities, Ser B, RB, AGM
4.090%, 07/01/2031 (A)	125	125
Conroe, Municipal Management District No. 1, GO, BAM
6.500%, 09/01/2025	670	698
6.500%, 09/01/2026	390	418
6.500%, 09/01/2027	635	701
6.500%, 09/01/2028	245	277
Cypress-Fairbanks, Independent School District, Ser B, GO, PSF-GTD
0.280%, 02/15/2040 (A)	1,295	1,275
Dallas City, Hotel Occupancy Tax Revenue, RB
5.000%, 08/15/2024	505	508
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Rosemont at Ash Creek Apartments, RB, FHA
5.000%, 07/01/2026 (A)	2,750	2,810
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, The Positano, RB, FHA
5.000%, 09/01/2026 (A)	2,235	2,280
Dallas City, Kay Bailey Hutchinson Convention Center, Special Tax
6.000%, 08/15/2053 (A)(E)	1,500	1,520
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2024	1,000	1,012
Denton, Independent School District, GO, PSF-GTD
5.000%, 08/15/2026	1,000	1,051

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
El Paso, Independent School District, Ser R, GO
5.000%, 02/01/2040 (A)	$1,960	$2,017
Fort Bend County, Ser B, GO
5.000%, 03/01/2029	1,250	1,269
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
0.875%, 08/01/2050 (A)	765	737
0.720%, 08/01/2051 (A)	845	778
Fort Bend, Independent School District, Ser B-REMK, GO, PSF-GTD
3.650%, 08/01/2052 (A)	2,000	1,999
Galveston, Public Facility, The Oleanders at Broadway, RB, FHA
0.470%, 08/01/2025 (A)	1,500	1,472
Greater Texoma, Utility Authority, RB, AGM
4.000%, 10/01/2027	385	398
4.000%, 10/01/2028	525	548
Hale Center, Education Facilities, Wayland Baptist University Project, RB
5.000%, 03/01/2024	850	850
5.000%, 03/01/2025	450	454
Harlandale, Independent School District, GO, BAM
2.000%, 08/15/2040 (A)	3,135	3,113
Harris County, Cultural Education Facilities Finance, Baylor College of Medicine, RB
3.820%, 11/15/2046 (A)	2,500	2,500
Harris County, Cultural Education Facilities Finance, Texas Medical Center, Ser A, RB
0.900%, 05/15/2050 (A)	1,000	962
Harris County, Health Facilities Development, Christus Health Project, Ser A, RB, AGM
4.190%, 07/01/2031 (A)	1,250	1,250
Harris County, Municipal Utility District No. 1, GO, AGM
4.000%, 09/01/2025	635	641
4.000%, 09/01/2026	665	677
4.000%, 09/01/2027	695	716
4.000%, 09/01/2028	725	752
4.000%, 09/01/2029	755	780
Harris County, Municipal Utility District No. 502, GO, BAM
7.250%, 09/01/2025	455	479
7.250%, 09/01/2026	470	515
7.250%, 09/01/2027	480	545
7.250%, 09/01/2028	495	580

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Harris-Waller Counties, Municipal Utility District No. 4, GO, BAM
7.250%, 11/01/2025	$115	$122
7.250%, 11/01/2026	230	251
7.250%, 11/01/2027	350	393
7.250%, 11/01/2028	345	398
7.250%, 11/01/2029	390	461
Housing Synergy PFC, Multifamily Housing, Villages of Westlake Apartments, RB, FHA
3.500%, 08/01/2025 (A)	1,753	1,748
Houston, East Downtown, Redevelopment Authority, TA
5.000%, 09/01/2025	295	299
Houston, Hotel Occupancy Tax & Special Revenue, RB
5.000%, 09/01/2025	1,000	1,008
Houston, Independent School District, GO, PSF-GTD
3.500%, 06/01/2039 (A)	9,590	9,609
Katy, Independent School District, GO, PSF-GTD
1.500%, 08/15/2050 (A)	1,000	991
Kaufman County, Municipal Utility District No. 5, GO, BAM
5.000%, 03/01/2025	285	289
5.000%, 03/01/2026	300	309
5.000%, 03/01/2028	305	326
Kermit, Independent School District, GO, PSF-GTD
5.000%, 02/15/2025	200	203
Kilgore, Independent School District, GO, PSF-GTD
2.000%, 02/15/2052 (A)	2,190	2,151
Midlothian, Independent School District, Ser C, GO, PSF-GTD
2.000%, 08/01/2051 (A)	2,000	1,987
Montgomery County, Municipal Utility District No. 140, GO, AGM
5.750%, 09/01/2026	175	184
5.750%, 09/01/2027	185	199
5.750%, 09/01/2028	195	214
5.750%, 09/01/2029	205	228
5.375%, 09/01/2030	220	244
Montgomery County, Municipal Utility District No. 186, GO, AGM
5.500%, 12/01/2026	250	264
5.500%, 12/01/2027	250	268
5.500%, 12/01/2028	250	273
5.250%, 12/01/2029	250	274
5.000%, 12/01/2030	250	274

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Caney, Independent School District, GO, PSF-GTD
1.250%, 02/15/2050 (A)	$1,305	$1,292
North East Texas, Independent School District, GO, PSF-GTD
3.600%, 08/01/2052 (A)	3,000	2,992
North Hays County, Municipal Utility District No. 1, GO, BAM
3.000%, 08/15/2024	325	323
3.000%, 08/15/2025	335	332
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2026	1,880	1,945
5.000%, 01/01/2027	1,650	1,751
Odessa, Junior College District, RB, AGM
4.000%, 07/01/2024	325	326
Plainview, Independent School District, Ser B-REMK, GO, PSF-GTD
4.000%, 02/15/2050 (A)	1,310	1,325
Port Arthur, Port Authority, RB, BAM
5.000%, 02/15/2026	200	207
Prosper, Independent School District, GO, PSF-GTD
3.000%, 02/15/2053 (A)	3,045	3,033
San Antonio, Electric & Gas Systems Revenue, RB
4.170%, 02/01/2048 (A)	2,500	2,496
3.650%, 02/01/2053 (A)	1,000	982
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
1.750%, 02/01/2033 (A)	8,705	8,549
San Antonio, Housing Trust Finance, Echo East Apartments, Ser A, RB, FNMA
0.500%, 05/01/2024	1,190	1,184
San Antonio, Water System, Ser 2013F-REMK, RB
1.000%, 05/01/2043 (A)	1,120	1,019
San Antonio, Water System, Ser Junior A, RB
2.625%, 05/01/2049 (A)	1,900	1,895
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health Project, RB
5.000%, 11/15/2052 (A)	1,075	1,109
Tarrant County, Cultural Education Facilities Finance, Buckner Retirement Services Project, RB
5.000%, 11/15/2025	1,370	1,378
Tender Option Bond Trust Receipts, Ser 2021-MS0002, RB
3.700%, 06/15/2056 (A)(C)(E)	2,000	2,000
Texas State, Affordable Housing Corporation, Norman Commons, RB
3.625%, 01/01/2045 (A)	940	938

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior B, RB
4.483%, 12/15/2026 (A)	$975	$967
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
4.417%, 09/15/2027 (A)	6,230	6,165
Texas State, Municipal Gas Acquisition & Supply IV, Ser A, RB
5.250%, 01/01/2026	1,000	1,021
5.250%, 01/01/2028	3,185	3,330
Williamson County, Municipal Utility District No. 19a, Ser A, GO, BAM
4.500%, 08/15/2024	245	246
4.500%, 08/15/2025	250	253

		127,778

Utah — 0.4%
Cache County, School District, GO
4.000%, 06/15/2030	1,500	1,536
Ogden, School District, GO
5.000%, 06/15/2026	1,250	1,311
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2026	200	207
Utah State, Charter School Finance Authority, Summit Academy, Ser A, RB
5.000%, 04/15/2027	250	262
5.000%, 04/15/2029	200	216
5.000%, 04/15/2030	215	234

		3,766

Virginia — 2.0%
Fairfax County, Redevelopment & Housing Authority, Dominion Square North Project, RB
5.000%, 01/01/2045 (A)	5,550	5,814
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
1.650%, 12/01/2041 (A)	2,000	1,986
Harrisonburg, Redevelopment & Housing Authority, Wesley Apartments Project, RB
4.000%, 12/01/2028 (A)	1,650	1,662
Isle of Wight County, Economic Development Authority, RB, AGM
5.000%, 07/01/2029	500	549
5.000%, 07/01/2030	550	613
Louisa, Industrial Development Authority, Virginia Electric & Power Project, RB
1.650%, 11/01/2035 (A)	5,500	5,462

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia State, Housing Development Authority, Ser C, RB
3.900%, 01/01/2030	$315	$317
3.800%, 07/01/2029	355	361
Virginia State, Small Business Financing Authority, The Obligated Group of National Senior Campuses Inc, RB
5.000%, 01/01/2025	1,000	1,006

		17,770

Washington — 1.4%
Central Puget Sound, Regional Transit Authority, Motor Vehicle Sales & Use Tax, Ser 2015S, RB
3.500%, 11/01/2045 (A)	6,000	5,909
King County, School District No. 405 Bellevue, GO
5.000%, 12/01/2024	2,500	2,534
Port of Seattle, AMT, RB
5.000%, 08/01/2026	1,500	1,551
Seattle, Housing Authority, Northgate Plaza Project, RB
1.000%, 06/01/2026	1,000	936
Skagit County, Public Hospital District No. 1, RB
4.000%, 12/01/2026	1,000	997
Washington State, Higher Education Facilities Authority, Seattle University Project, RB
5.000%, 05/01/2024	160	160
Washington State, Housing Finance Commission, Emerald Heights Project, Ser A, RB
5.000%, 07/01/2025	350	355

		12,442

West Virginia — 1.4%
West Virginia, Economic Development Authority, Appalachian Power Amos Project, RB
2.550%, 03/01/2040 (A)	2,515	2,510
West Virginia, Economic Development Authority, RB
3.750%, 12/01/2042 (A)	10,000	9,967

		12,477

Wisconsin — 3.0%
Clayton Town, Winnebago County, Ser B, RB
2.000%, 06/01/2026	1,155	1,102
Dane County, Airport Project, AMT, GO
5.000%, 06/01/2025	2,015	2,058
5.000%, 06/01/2026	2,120	2,189
5.000%, 06/01/2027	2,230	2,342

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Short Duration Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Milwaukee, Ser B3, GO
4.000%, 03/15/2028	$1,115	$1,123
Milwaukee, Ser N-4, GO
5.000%, 04/01/2029	885	956
PMA Levy & Aid Anticipation Notes Program, Ser B, RB
5.000%, 09/25/2024	1,000	1,007
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, Ser S, RB
5.000%, 08/15/2054 (A)	1,000	1,035
Wisconsin State, Health & Educational Facilities Authority, Forensic Science & Protective Medicine Collaboration Project, RB
5.000%, 08/01/2027 (E)	4,500	4,610
Wisconsin State, Health & Educational Facilities Authority, Rogers Memorial Hospital, RB
5.000%, 07/01/2029	310	311
Wisconsin State, Health & Educational Facilities Authority, UnityPoint Health, Ser A, RB
5.000%, 12/01/2028	1,300	1,309
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
0.700%, 09/01/2025	1,245	1,175
0.650%, 03/01/2025	1,700	1,631
Wisconsin State, Housing & Economic Development Authority, Ser B, RB, FHA
0.500%, 11/01/2050 (A)	600	582
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.300%, 10/01/2046 (A)	1,000	995
Wisconsin State, Public Finance Authority, Renown Regional Medical Center Project, RB
5.000%, 06/01/2024	1,120	1,123
Wisconsin State, Public Finance Authority, Waste Management Project, AMT, RB
1.100%, 04/01/2033 (A)	3,000	2,816

		26,364

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wyoming — 0.2%
Sublette County, Hospital District, Hospital Contruction Project, Ser A, RB
5.000%, 06/15/2026	$2,000	$2,003

Total Municipal Bonds
(Cost $896,676) ($ Thousands)		885,410

Total Investments in Securities — 100.3%
(Cost $896,676) ($ Thousands)		$885,410

Percentages are based on Net Assets of $883,023 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Securities are held in connection with a letter of credit issued by a major bank.
(D)	Zero coupon security.
(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2024, the value of these securities amounted to $31,363 ($ Thousands), representing 3.6% of the Net Assets of the Fund.

As of February 29, 2024, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

California Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 96.0%
California — 96.0%
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2025	$990	$1,018
Anaheim, Housing & Public Improvements Authority, Electric Utility Generation System Improvements, Ser S, RB
5.000%, 10/01/2034	1,000	1,080
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	2,000	2,136
5.000%, 02/01/2028	3,000	3,283
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.250%, 11/01/2054 (A)	4,000	4,269
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	5,025
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	2,000	2,127
California State, Educational Facilities Authority, Chapman University Project, Ser A, RB
5.000%, 04/01/2029	400	444
5.000%, 04/01/2030	425	481
5.000%, 04/01/2031	470	539
California State, Educational Facilities Authority, Stanford University Project, Ser V-3, RB
5.000%, 06/01/2033	2,055	2,534

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, GO
5.000%, 08/01/2028	$2,665	$2,881
5.000%, 08/01/2031	5,000	5,397
5.000%, 11/01/2031	7,500	8,667
5.000%, 09/01/2032	1,000	1,194
5.000%, 09/01/2035	1,000	1,201
5.000%, 10/01/2035	5,000	5,964
4.000%, 08/01/2035	2,500	2,537
California State, GO, AGM
5.250%, 08/01/2032	2,000	2,388
California State, Health Facilities Financing Authority, Children's Hospital of Orange County, RB
5.000%, 11/01/2027	1,500	1,628
California State, Health Facilities Financing Authority, City of Hope Project, RB
5.000%, 11/15/2027	1,200	1,211
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	4,000	4,478
California State, Health Facilities Financing Authority, St. Joseph Health System, RB
5.000%, 10/01/2039 (A)	1,500	1,574
California State, Health Facilities Financing Authority, Stanford Health Care, RB
3.000%, 08/15/2054 (A)	2,000	2,000
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	1,000	1,090
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
5.000%, 11/15/2026	500	527
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	932	933
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,396	1,392
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2030	3,000	3,484
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, Ser B, RB
5.000%, 11/01/2029	2,125	2,410
California State, Infrastructure & Economic Development Bank, California Academy of Sciences, RB
3.250%, 08/01/2029	3,000	3,027

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Infrastructure & Economic Development Bank, National Charter School Revolving Loan Fund, Ser B, RB
5.000%, 11/01/2031	$535	$607
5.000%, 11/01/2032	850	975
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,115
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,010
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2025	500	507
5.000%, 07/01/2027	1,170	1,223
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	450	463
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
4.000%, 10/01/2029	1,260	1,275
California State, Municipal Finance Authority, Linxs APM Project, AMT, RB
5.000%, 12/31/2028	1,000	1,034
5.000%, 06/30/2029	1,300	1,346
5.000%, 12/31/2029	1,000	1,035
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
5.000%, 05/15/2029	700	761
5.000%, 05/15/2030	900	991
California State, Municipal Finance Authority, Republic Services Inc Project, AMT, RB
4.375%, 09/01/2053 (A)	2,000	2,097
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	500	517
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(B)	2,000	1,950
California State, Pollution Control Financing Authority, Waste Management Project, AMT, RB
2.500%, 11/01/2038 (A)	1,125	1,121

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Public Finance Authority, Healthcare Obligated Group, RB
5.000%, 08/01/2033	$1,000	$1,212
California State, Public Works Board, Various Capital Projects, RB
5.000%, 12/01/2035	2,000	2,374
California State, Public Works Board, Various Capital Projects, Ser B, RB
5.000%, 10/01/2028	1,885	2,033
California State, Public Works Board, Various Capital Projects, Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/2027 (C)	120	130
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M, RB
5.000%, 04/01/2038 (A)	4,000	4,478
California State, Statewide Communities Development Authority, Student Housing, University of California, Irvine Campus Apartments, RB, BAM
4.000%, 05/15/2046	1,000	963
California State, University Revenue Systemwide, Ser 2016B-2, RB
0.550%, 11/01/2049 (A)	3,000	2,709
California State, Various Purpose, GO
5.000%, 03/01/2029	1,300	1,454
5.000%, 10/01/2030	1,230	1,389
Carlsbad, Unified School District, Ser B, GO
6.000%, 05/01/2034 (D)	2,750	2,761
Chabot-Las Positas, Community College District, Ser B, GO
3.000%, 08/01/2030	1,250	1,248
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB
3.050%, 04/15/2034	1,345	1,229
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2025 (E)	3,365	3,453
5.000%, 06/01/2026 (E)	1,500	1,577
5.000%, 06/01/2027 (E)	5,000	5,390
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2029	2,275	2,497
Indio, Electric Financing Authority, Ser A, RB
5.000%, 01/01/2033	130	153
5.000%, 01/01/2034	175	205
5.000%, 01/01/2035	135	158

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Inglewood, Redevelopment Agency Successor Agency, Merged Redevelopment Project, Sub-Ser, TA, BAM
5.000%, 05/01/2025	$1,000	$1,018
5.000%, 05/01/2026	500	521
Lodi, Public Financing Authority, RB, AGM
5.000%, 09/01/2026	1,000	1,049
Long Beach, Bond Finance Authority, RB
5.000%, 08/01/2034	760	926
5.000%, 08/01/2035	500	605
Long Beach, Harbor Revenue, Ser A, AMT, RB
5.000%, 05/15/2026	1,100	1,139
Long Beach, Harbor Revenue, Ser C, AMT, RB
5.000%, 05/15/2026	2,370	2,411
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/2030	545	633
5.000%, 07/01/2035	1,000	1,226
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser G, AMT, RB
5.000%, 05/15/2034	1,500	1,682
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser A, AMT, RB
5.000%, 05/15/2032	2,680	3,021
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser D, AMT, RB
5.000%, 05/15/2026	1,000	1,033
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2027	7,990	8,384
5.000%, 05/15/2028	1,000	1,069
5.000%, 05/15/2029	3,000	3,257
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, RB
5.000%, 05/15/2036	250	301
Los Angeles, Department of Water & Power, Water System Revenue, Ser D, RB
5.000%, 07/01/2033	385	466
5.000%, 07/01/2034	545	655
5.000%, 07/01/2035	1,210	1,450
Los Angeles, Municipal Improvement Corp, Capital Equipment and Real Property, RB
5.000%, 05/01/2034	500	615
5.000%, 05/01/2035	500	612

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Unified School District, Ser A, COP
5.000%, 10/01/2035	$3,000	$3,606
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2029	3,940	4,476
5.000%, 07/01/2031	5,000	5,857
Los Angeles, Unified School District, Ser B1, GO
5.000%, 07/01/2029	1,000	1,096
Modesto, Irrigation District, Ser A, RB
5.000%, 10/01/2034	700	848
5.000%, 10/01/2035	900	1,086
Northern California, Energy Authority, Ser A, RB
4.000%, 07/01/2049 (A)	3,000	3,001
Northern California, Tobacco Securitization Authority, RB
4.000%, 06/01/2049	875	901
Palm Springs, Airport Revenue, Palm Springs International Airport Project, AMT, RB, BAM
5.000%, 06/01/2028	1,100	1,118
Redlands, Unified School District, San Bernadino County, GO
5.000%, 07/01/2028	1,000	1,083
Riverside, Unified School District, Ser B, GO
4.000%, 08/01/2028	1,000	1,047
Sacramento, Municipal Utility District, Ser I, RB
5.000%, 08/15/2028	1,000	1,114
San Diego County, Regional Airport Authority, AMT, RB
5.250%, 07/01/2035	2,000	2,307
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2026	400	412
5.000%, 07/01/2027	500	524
5.000%, 07/01/2028	1,000	1,047
5.000%, 07/01/2031	5,000	5,532
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
5.000%, 07/01/2028	1,000	1,073
San Diego, Public Facilities Financing Authority, Capital Improvement Projects, RB
5.000%, 10/15/2032	350	423
5.000%, 10/15/2033	250	304
5.000%, 10/15/2034	250	303
5.000%, 10/15/2035	250	302

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

California Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Diego, Public Facilities Financing Authority, Capital Improvement Projects, Ser A, RB
5.000%, 10/15/2030	$400	$466
San Francisco Bay Area, Rapid Transit District, Ser C-1, GO
4.000%, 08/01/2031	2,000	2,152
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	2,560
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser B, RB
5.000%, 05/01/2032	2,500	2,933
San Francisco City & County, Public Utilities Commission Wastewater Revenue, Ser A, RB
5.000%, 10/01/2035	2,000	2,407
San Francisco City & County, Redevelopment Agency Successor Agency, Special Tax, AGM
5.000%, 08/01/2035	700	829
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2026	1,780	1,826
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser B, RB
5.000%, 03/01/2029	500	563
5.000%, 03/01/2030	700	805
5.000%, 03/01/2031	860	1,009
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, TA
5.000%, 08/01/2027	1,000	1,080
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, GO
3.000%, 08/01/2032	1,000	991
3.000%, 08/01/2033	2,580	2,493
Santa Barbara County, Solid Waste Systems, Ser B, AMT, COP
5.000%, 12/01/2025	1,440	1,478
Southern California, Public Power Authority, Milford Wind Corridor, Phase II Project, RB
5.000%, 07/01/2030	800	933
Stockton, Redevelopment Agency, Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,044
5.000%, 09/01/2027	1,000	1,047
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	585	606
4.000%, 08/01/2028	435	455

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
4.000%, 08/01/2029	$735	$777
4.000%, 08/01/2030	1,320	1,405
Union, Sanitary District Financing Authority, Ser A, RB
4.000%, 09/01/2031	500	550
University of California, Ser S, RB
5.000%, 05/15/2033	1,110	1,333
Vernon, Electric System Revenue, Ser A, RB
5.000%, 10/01/2027	1,000	1,044
5.000%, 04/01/2028	2,000	2,101
Western, Municipal Water District Facilities Authority, Ser A, RB
5.000%, 10/01/2033	2,000	2,337

Total Municipal Bonds
(Cost $244,100) ($ Thousands)		235,116

	Shares
CASH EQUIVALENT — 5.3%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	12,865,869	12,866
Total Cash Equivalent
(Cost $12,866) ($ Thousands)		12,866
Total Investments in Securities — 101.3%
(Cost $256,966) ($ Thousands)		$247,982

Percentages are based on Net Assets of $244,897 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2024, the value of these securities amounted to $1,950 ($ Thousands), representing 0.8% of the Net Assets of the Fund.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Security is escrowed to maturity.

SEI Tax Exempt Trust

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	235,116	–	235,116
Cash Equivalent	12,866	–	–	12,866
Total Investments in Securities	12,866	235,116	–	247,982

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statement

The following is a summary of the transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$361	$33,941	$(21,436)	$—	$—	$12,866	$43	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Massachusetts Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 96.8%
Massachusetts — 96.8%
Boston, Ser A, GO
4.000%, 11/01/2031	$1,500	$1,647
Hingham, GO
4.000%, 02/15/2030	340	361
4.000%, 02/15/2031	320	339
Lowell, GO
5.000%, 09/01/2027	1,520	1,649
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	583
5.250%, 07/01/2031	750	893
5.000%, 07/01/2027	1,500	1,618
Massachusetts Bay, Transportation Authority, Sub-Ser A-1, RB
5.000%, 07/01/2031	1,000	1,174
Massachusetts State, Clean Water Trust, RB
5.000%, 08/01/2030	1,315	1,517
5.000%, 02/01/2032	1,000	1,187
5.000%, 02/01/2033	1,000	1,207
Massachusetts State, Clean Water Trust, Ser 23B, RB
5.000%, 02/01/2029	800	895
Massachusetts State, Department of Transportation, Metropolitan Highway System, Ser A, RB
5.000%, 01/01/2027	1,000	1,064
5.000%, 01/01/2029	1,000	1,117
Massachusetts State, Development Finance Agency, Babson College Project, RB
5.000%, 10/01/2033	1,115	1,298
Massachusetts State, Development Finance Agency, Bentley University, Ser A, RB
5.000%, 07/01/2031	1,000	1,133
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health Project, RB
5.000%, 07/01/2028	585	634

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Boston College, Ser U, RB
5.000%, 07/01/2029	$1,000	$1,126
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	208
Massachusetts State, Development Finance Agency, Boston University, Ser FF, RB
5.000%, 10/01/2027	400	433
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser S, RB
5.000%, 10/01/2029	1,000	1,117
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	521
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T, RB
5.000%, 03/01/2034	1,000	1,202
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	210
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser O, RB
5.000%, 12/01/2026	1,000	1,053
Massachusetts State, Development Finance Agency, Harvard University, RB
5.000%, 11/15/2032	1,000	1,203
Massachusetts State, Development Finance Agency, Mass General Brigham, Ser A, RB
5.000%, 07/01/2050 (A)	1,000	1,121
Massachusetts State, Development Finance Agency, Mass General Brigham, Ser D, RB
5.000%, 07/01/2030	400	456
Massachusetts State, Development Finance Agency, Milton Academy, Ser A, RB
5.000%, 03/01/2028	400	433
Massachusetts State, Development Finance Agency, Olin College, Ser F, RB
5.000%, 11/01/2035	650	759
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	500	507
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2024	850	852

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Trustees of Deerfield Academy, RB
5.000%, 10/01/2032	$1,000	$1,200
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
5.000%, 07/01/2031	1,000	1,043
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
5.000%, 09/01/2030	210	233
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2028	850	892
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 01/01/2026	400	403
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2033	1,000	1,089
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	574
Massachusetts State, Municipal Wholesale Electric, Cotton Solar Project, RB
5.000%, 07/01/2033	380	442
5.000%, 07/01/2034	200	233
5.000%, 07/01/2035	250	289
5.000%, 07/01/2036	275	315
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
5.000%, 07/01/2031	410	465
5.000%, 07/01/2032	440	501
Massachusetts State, Port Authority, BosFuel Project, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,051
5.000%, 07/01/2029	840	911
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,051
5.000%, 07/01/2028	1,250	1,331
5.000%, 07/01/2029	500	544
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,068
Massachusetts State, Ser A, GO
5.000%, 01/01/2035	310	342
Massachusetts State, Ser B, GO
5.000%, 07/01/2027	1,000	1,077
5.000%, 01/01/2028	1,500	1,634

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 11/01/2036	$500	$598
Massachusetts State, Ser C, GO
5.000%, 10/01/2033	2,500	2,975
Massachusetts State, Ser E, GO
5.000%, 11/01/2027	1,000	1,085
5.000%, 09/01/2028	1,000	1,106
5.000%, 11/01/2030	1,000	1,154
5.000%, 11/01/2031	345	396
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/2028	1,000	1,106
University of Massachusetts, Building Authority, RB
5.000%, 11/01/2026	1,000	1,059
University of Massachusetts, Building Authority, Ser 1, RB
5.000%, 11/01/2030	1,500	1,697
Woods Hole, Marthas Vineyard & Nantucket, Steamship Authority, Ser A, RB
5.000%, 03/01/2029	1,150	1,301
Worcester, GO
4.000%, 02/15/2030	285	300

Total Municipal Bonds
(Cost $60,706) ($ Thousands)		58,982

	Shares
CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	1,474,731	1,475

Total Cash Equivalent
(Cost $1,475) ($ Thousands)		1,475

Total Investments in Securities — 99.2%
(Cost $62,181) ($ Thousands)		$60,457

Percentages are based on Net Assets of $60,954 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Massachusetts Municipal Bond Fund (Concluded)

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	58,982	–	58,982
Cash Equivalent	1,475	–	–	1,475
Total Investments in Securities	1,475	58,982	–	60,457

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,115	$7,403	$(8,043)	$—	$—	$1,475	$18	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

New Jersey Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 97.1%
Delaware — 3.1%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,109
5.000%, 01/01/2030	180	203
5.000%, 01/01/2031	115	132
5.000%, 01/01/2032	225	261
5.000%, 01/01/2033	225	261
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2035	450	534
5.000%, 01/01/2036	340	401

		2,901

New Jersey — 81.1%
Bergen County, GO
3.000%, 07/15/2029	1,000	993
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,224
Camden County, Improvement Authority, County Capital Program, RB
5.000%, 01/15/2026	1,820	1,891
Edison, GO
3.000%, 03/15/2033	1,635	1,614
Gloucester County, Improvement Authority, RB, BAM
5.000%, 07/01/2036	700	802
Gloucester County, Improvement Authority, Rowan University Fossil Park, RB, BAM
5.000%, 07/01/2031	375	423
Gloucester County, Improvement Authority, Rowan University Project, Ser A, RB, AGM
5.000%, 11/01/2025	500	515
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
5.000%, 07/01/2026	1,000	1,020
Hudson County, Improvement Authority, Vocational - Technical School Project, RB
5.000%, 05/01/2026	500	522

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Jersey City, Redevelopment Agency, RB, MUN GOVT GTD
4.000%, 12/15/2031	$1,000	$1,074
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 03/01/2031	365	424
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2031	2,000	2,173
New Jersey State, Economic Development Authority, American Water Company Project, AMT, RB
3.750%, 11/01/2034 (A)	1,000	1,001
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059 (A)	2,000	1,951
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2033	650	757
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,062
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,201
New Jersey State, Educational Facilities Authority, Higher Education Capital Improvement, RB
5.000%, 09/01/2035	1,000	1,159
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
5.000%, 07/01/2028	2,260	2,356
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	1,000	1,024
5.000%, 07/01/2033	350	407
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,023
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2033	1,360	1,481
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,038

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
5.000%, 07/01/2027	$1,905	$1,944
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	768
New Jersey State, Health Care Facilities Financing Authority, AtlantiCare Health System, RB
5.000%, 07/01/2026	1,000	1,044
5.000%, 07/01/2031	725	822
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	2,000	2,095
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2031	1,080	1,129
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB
5.000%, 07/01/2027	1,000	1,047
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
5.000%, 07/01/2025	1,000	1,023
5.000%, 07/01/2032	1,225	1,406
5.000%, 07/01/2045 (A)	1,500	1,553
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2030	1,250	1,367
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2033	2,400	2,648
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
5.000%, 12/01/2028	675	726
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2030	700	754
New Jersey State, Housing & Mortgage Finance Agency, Ser H, RB
5.000%, 04/01/2029	485	527
New Jersey State, Housing & Mortgage Finance Agency, Single Family Housing, AMT, RB
3.250%, 04/01/2025	765	758

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	$200	$217
5.000%, 07/01/2029	270	299
5.000%, 07/01/2030	260	288
5.000%, 07/01/2031	375	414
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2032	1,375	1,622
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
4.000%, 06/15/2034	2,055	2,165
4.000%, 06/15/2035	500	524
4.000%, 06/15/2036	415	433
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.250%, 06/15/2031	1,195	1,224
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
5.000%, 06/15/2031	3,345	3,650
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2030	1,000	1,093
5.000%, 06/15/2032	2,500	2,856
5.000%, 06/15/2036	940	1,068
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2028	1,430	1,517
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,088
5.000%, 01/01/2034	1,500	1,620
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,043
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,510
5.000%, 01/01/2029	960	1,039
Ocean County, Ser A, GO
5.000%, 08/01/2027	700	720
Passaic County, Improvement Authority, Paterson Project, RB, CNTY GTY
5.000%, 06/15/2025	250	256
Passaic County, Improvement Authority, Paterson Project, RB, ST AID WITHHLDG
5.000%, 08/01/2027	545	562
Rutgers State University, Ser M, RB
5.000%, 05/01/2027	1,000	1,043
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	547
Somerset County, Ser A&B, GO
3.000%, 08/01/2030	540	539

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2032	$500	$537

		75,620

New York — 11.2%
New York & New Jersey, Port Authority, AMT, RB
5.000%, 10/15/2029	4,000	4,074
5.000%, 11/01/2032	2,415	2,620
New York & New Jersey, Port Authority, Ser 223, AMT, RB
5.000%, 07/15/2033	2,165	2,404
4.000%, 07/15/2036	1,325	1,349

		10,447

Pennsylvania — 1.7%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,450	1,558

Total Municipal Bonds
(Cost $93,005) ($ Thousands)		90,526

	Shares
CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	2,043,308	2,043
Total Cash Equivalent
(Cost $2,043) ($ Thousands)		2,043
Total Investments in Securities — 99.3%
(Cost $95,048) ($ Thousands)		$92,569

Percentages are based on Net Assets of $93,262 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	90,526	–	90,526
Cash Equivalent	2,043	–	–	2,043
Total Investments in Securities	2,043	90,526	–	92,569

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 8/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$451	$10,873	$(9,281)	$—	$—	$2,043	$24	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

New York Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 97.0%
New York — 97.0%
Broome County, Local Development, United Health Services Hospitals, RB, AGM
5.000%, 04/01/2030	$900	$984
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2034	1,000	1,089
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	359
5.000%, 08/01/2027	275	286
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	529
Essex County, Industrial Development Agency, AMT, RB
2.100%, 03/01/2027 (A)	525	519
Genesee County, Funding, Rochester Regional Health Project, RB
5.000%, 12/01/2032	650	696
Hempstead, Local Development, Hofstra University Project, Ser A, RB
5.000%, 07/01/2026	800	830
Hudson Yards Infrastructure, RB
5.000%, 02/15/2034	1,970	2,308
Long Island, Power Authority, RB
5.000%, 09/01/2026	1,000	1,055
5.000%, 09/01/2027	1,000	1,081
1.000%, 09/01/2025	1,000	952
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2027	1,000	1,081
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2030	1,500	1,581
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	3,000	3,270

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2025	$2,000	$2,064
5.000%, 11/15/2026	1,000	1,032
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2026	1,050	1,101
5.000%, 07/01/2034	2,000	2,420
Nassau County, Interim Finance Authority, Ser A, RB
5.000%, 11/15/2030	2,160	2,506
4.000%, 11/15/2032	1,000	1,104
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,083
New York & New Jersey, Port Authority, AMT, RB
5.000%, 11/01/2030	4,100	4,460
New York & New Jersey, Port Authority, Ser 231ST, AMT, RB
5.000%, 08/01/2033	1,500	1,685
New York City, Housing Development Authority, RB, FHA
0.600%, 05/01/2061 (A)	490	465
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2028	1,000	1,071
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2029	1,750	1,918
New York City, Ser 1, GO
5.000%, 08/01/2028	1,000	1,073
New York City, Ser C, GO
5.000%, 08/01/2032	3,345	3,805
New York City, Ser C-1, GO
5.000%, 08/01/2027	1,000	1,071
New York City, Ser F-1, GO
5.000%, 08/01/2029	1,895	2,108
New York City, Sub-Ser E1, GO
5.000%, 04/01/2035	700	820
New York City, Sub-Ser I, GO
5.000%, 04/01/2028	1,405	1,531
5.000%, 04/01/2030	675	763
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S-1, RB
5.000%, 07/15/2028	1,080	1,152
5.000%, 07/15/2031	1,000	1,171
New York City, Water & Sewer System, RB
5.000%, 06/15/2031	1,750	2,051

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Columbia University Project, Ser A, RB
5.000%, 10/01/2034	$1,000	$1,216
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
5.000%, 07/01/2026	1,000	1,022
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2027	500	538
5.000%, 07/01/2030	1,095	1,227
New York State, Dormitory Authority, Presbyterian Hospial Obligated Group, RB
5.000%, 08/01/2035	2,000	2,348
New York State, Dormitory Authority, Rochester Institute of Technology, RB
5.000%, 07/01/2033	1,000	1,153
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026	1,495	1,579
5.000%, 10/01/2026 (B)	5	5
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2030	1,200	1,342
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,061
New York State, Dormitory Authority, Ser A, RB
5.000%, 10/01/2029	2,500	2,675
New York State, Dormitory Authority, Ser A-1, RB
5.000%, 03/15/2035	2,000	2,390
New York State, Dormitory Authority, Ser E, RB
5.000%, 03/15/2032	1,500	1,769
New York State, Dormitory Authority, St. Johns University Project, RB
5.000%, 07/01/2027	1,500	1,591
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
4.000%, 07/01/2030	830	879
New York State, Energy Research & Development Authority, Pollution Control, Ser C-REMK, RB
4.000%, 04/01/2034	1,000	1,023
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.250%, 10/01/2035	1,500	1,781

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Mortgage Agency, Ser 189, AMT, RB
3.250%, 10/01/2025	$2,500	$2,482
New York State, Mortgage Agency, Ser 2, AMT, RB
5.000%, 04/01/2029	1,700	1,800
New York State, Power Authority, Green Transmission Project, RB, AGM
5.000%, 11/15/2035	1,370	1,649
New York State, Ser C, GO
5.000%, 03/15/2035	1,000	1,203
New York State, Thruway Authority, Ser B, RB
5.000%, 01/01/2029	1,100	1,218
New York State, Thruway Authority, Ser K, RB
5.000%, 01/01/2030	745	756
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2034	1,860	2,009
New York State, Thruway Authority, Ser P, RB
5.000%, 01/01/2027	1,360	1,444
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, AMT, RB
5.000%, 12/01/2032	1,000	1,094
5.000%, 12/01/2033	1,500	1,642
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, RB
5.000%, 12/01/2025	1,000	1,026
5.000%, 12/01/2030	1,000	1,099
New York State, Transportation Development Corporation, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2030	1,275	1,278
New York State, Urban Development, RB
5.000%, 03/15/2025 (B)	5	5
New York State, Urban Development, Ser E, RB
5.000%, 03/15/2032	1,615	1,837
Oyster Bay, GO, AGM
4.000%, 03/01/2028	825	868
Oyster Bay, GO, BAM
4.000%, 11/01/2026	800	826
Schenectady County, Capital Resource, Union College Project, RB
5.000%, 07/01/2032	700	824

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

New York Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, RB
5.000%, 11/15/2026	$3,000	$3,179
5.000%, 05/15/2035	500	591
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Ser A-1, RB
5.000%, 05/15/2036	1,300	1,562
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	750	762
Westchester County, Local Development, Miriam Osborn Memorial Home Association Project, RB
5.000%, 07/01/2025	260	263
5.000%, 07/01/2026	300	308
Westchester County, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	1,808

Total Municipal Bonds
(Cost $110,267) ($ Thousands)		108,206

	Shares
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	1,983,970	1,984

Total Cash Equivalent
(Cost $1,984) ($ Thousands)		1,984

Total Investments in Securities — 98.8%
(Cost $112,251) ($ Thousands)		$110,190

Percentages are based on Net Assets of $111,484 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	108,206	–	108,206
Cash Equivalent	1,984	–	–	1,984
Total Investments in Securities	1,984	108,206	–	110,190

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$284	$18,075	$(16,375)	$—	$—	$1,984	$41	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Pennsylvania Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.9%
Pennsylvania — 99.9%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2031	$1,325	$1,447
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 02/01/2030	500	567
Allegheny County, Higher Education Building Authority, Duquesne University, RB
5.000%, 03/01/2026	550	568
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	2,663
Allegheny County, Hospital Development Authority, UPMC, RB
5.000%, 07/15/2029	2,000	2,219
Allegheny County, Port Authority, RB
5.000%, 03/01/2029	1,000	1,103
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	1,881
Bethel Park, School District, GO, ST AID WITHHLDG
5.000%, 08/01/2027	1,000	1,052
Chester County, GO
4.000%, 07/15/2029	300	318
4.000%, 07/15/2030	250	264
Chester County, Health & Education Facilities Authority, Main Line Health Systems, Ser A, RB
5.000%, 09/01/2029	375	416
Chester County, School Authority, Chester County Intermediate Unit Project, RB
5.000%, 03/01/2028	1,000	1,037

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Cumberland County, Municipal Authority, Penn State Health, RB
5.000%, 11/01/2029	$780	$856
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027	500	519
5.000%, 07/01/2028	500	519
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2026	425	448
Delaware River, Joint Toll Bridge Commission, RB
5.000%, 07/01/2029	1,015	1,086
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,397
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,083
East Hempfield, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	652
Fairview, School District, GO, BAM
5.000%, 09/15/2029	500	561
Geisinger, Health System Authority, RB
5.000%, 04/01/2043 (A)	1,000	1,035
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2028	1,360	1,416
Lancaster County, Hospital Authority, University of Pennsylvania Health System, Ser B, RB
5.000%, 08/15/2026	500	524
Lancaster, Higher Education Authority, Harrisburg Area Community College Project, RB, BAM
4.000%, 10/01/2030	400	413
Lehigh County, General Purpose Authority, RB
4.000%, 06/01/2031	1,225	1,220
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (A)	1,700	1,548
Lycoming County, College Revenue Authority, Pennsylvania College of Technology Project, RB, BAM
5.000%, 07/01/2030	900	995
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2025	500	510

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 09/01/2028	$1,500	$1,601
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	750	773
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
5.000%, 07/01/2027	400	426
5.000%, 07/01/2029	350	382
Octorara Area, School District, GO, AGM
4.000%, 04/01/2029	900	952
Pennsylvania State University, RB
5.000%, 09/01/2035	850	1,008
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	527
Pennsylvania State, Commonwealth Bid Group A, RB
5.000%, 09/01/2032	2,590	3,061
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	2,682
Pennsylvania State, Economic Development Financing Authority, Junior Insured, RB, AGM
5.000%, 01/01/2026	900	921
5.000%, 01/01/2027	1,100	1,143
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	1,500	1,694
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, AMT, RB
2.150%, 07/01/2041 (A)	1,000	988
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,037
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
5.000%, 10/15/2029	750	836
5.000%, 10/15/2030	925	1,045
Pennsylvania State, GO
5.000%, 01/01/2026	1,000	1,037
5.000%, 05/01/2030	1,000	1,139
Pennsylvania State, GO, BAM
4.000%, 03/01/2035	3,500	3,637
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2032	3,000	3,240
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,190

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, RB
Pre-Refunded @ 100
5.000%, 06/15/2027 (B)	$265	$283
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 06/15/2026	825	862
5.000%, 06/15/2026 (C)	175	183
5.000%, 06/15/2028	1,235	1,320
Pennsylvania State, Higher Educational Facilities Authority, Ser AT-1, RB
5.000%, 06/15/2026	1,485	1,551
5.000%, 06/15/2026 (C)	15	16
Pennsylvania State, Higher Educational Facilities Authority, Ser AX, RB, AGM
5.000%, 06/15/2027	675	721
5.000%, 06/15/2027 (C)	75	80
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, Ser A, RB
5.000%, 02/15/2027	860	916
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2027	1,000	1,072
Pennsylvania State, Housing Finance Agency, Ser 133, RB
5.000%, 10/01/2029	500	548
Pennsylvania State, Housing Finance Agency, Ser 2022, RB
4.250%, 10/01/2052	1,905	1,910
Pennsylvania State, Public School Building Authority, Harrisburg, Ser S, RB, AGM
5.000%, 12/01/2027	1,000	1,050
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM
5.000%, 10/01/2027	1,635	1,680
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	535
5.000%, 07/01/2028	400	434
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2030	1,875	2,150
5.000%, 12/01/2031	1,000	1,153
5.000%, 12/01/2032	2,000	2,320
5.000%, 12/01/2035	675	795
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2032	1,550	1,795
5.000%, 12/01/2033	375	437

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Ser C, RB
5.000%, 12/01/2032	$500	$575
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
5.000%, 12/01/2028	500	537
5.000%, 12/01/2034	1,000	1,173
Philadelphia, Airport Revenue Authority, AMT, RB
5.000%, 07/01/2031	1,100	1,207
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
5.000%, 06/15/2026	1,000	1,013
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,324
5.000%, 08/01/2026	2,200	2,243
5.000%, 08/01/2027	1,705	1,812
5.000%, 10/01/2029	2,000	2,084
Philadelphia, Gas Works Revenue Authority, Ser A, RB, AGM
5.000%, 08/01/2031	1,000	1,125
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	803
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2028	1,005	1,045
Philadelphia, Industrial Development Authority, RB
5.000%, 10/01/2029	1,000	1,103
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	428
4.000%, 07/01/2035	5,325	5,426
Philadelphia, School District, Ser A, GO, ST AID WITHHLDG
5.000%, 09/01/2027	2,850	3,023
Philadelphia, Ser A, GO
5.000%, 08/01/2026	1,000	1,046
5.000%, 08/01/2027	1,000	1,069
5.000%, 05/01/2028	1,000	1,086
5.000%, 05/01/2031	1,000	1,128
Philadelphia, Water & Wastewater Revenue Authority, RB
5.000%, 10/01/2032	1,250	1,427
Philadelphia, Water & Wastewater Revenue Authority, Ser A, RB
5.000%, 11/01/2027	725	782
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	501

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 11/01/2027	$1,800	$1,941
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB
5.000%, 10/01/2031	2,250	2,612
5.000%, 06/01/2034	800	936
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,077
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, Ser A, RB, AGM
5.000%, 02/01/2033	1,000	1,146
Pittsburgh, GO
5.000%, 09/01/2027	415	446
Pittsburgh, Public Parking Authority, Ser A, RB
5.000%, 12/01/2025	645	656
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,101
5.000%, 09/01/2029	750	840
Pittsburgh, Water & Sewer Authority, Ser B, RB, AGM
5.000%, 09/01/2029	450	504
Quaker Valley, School District, GO, ST AID WITHHLDG
5.000%, 10/01/2030	250	286
5.000%, 10/01/2031	325	372
Southeastern Pennsylvania, Transportation Authority, Asset Improvement Program, RB
5.000%, 06/01/2032	1,000	1,172
5.000%, 06/01/2033	1,000	1,171
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2026	1,620	1,684
5.000%, 03/01/2027	1,000	1,063
5.000%, 03/01/2028	725	781
Unionville-Chadds Ford, School District, GO, ST AID WITHHLDG
5.000%, 06/01/2026	1,000	1,048
University of Pittsburgh, Commonwealth System of Higher Education, RB
5.000%, 02/15/2034	2,000	2,430
4.000%, 04/15/2026	1,225	1,252
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2026	1,610	1,661

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Pennsylvania Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	$1,000	$1,024

Total Municipal Bonds
(Cost $140,923) ($ Thousands)		137,610

	Shares
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	533,421	533
Total Cash Equivalent
(Cost $533) ($ Thousands)		533
Total Investments in Securities — 100.3%
(Cost $141,456) ($ Thousands)		$138,143

Percentages are based on Net Assets of $137,719 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	137,610	–	137,610
Cash Equivalent	533	–	–	533
Total Investments in Securities	533	137,610	–	138,143

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$258	$15,937	$(15,662)	$—	$—	$533	$20	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Tax-Advantaged Income Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 70.7%
Alabama — 2.3%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
5.750%, 06/01/2045	$800	$700
Black Belt, Energy Gas District, Ser C, RB
5.500%, 10/01/2054 (A)	3,100	3,395
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 02/01/2053 (A)	3,000	3,161
Black Belt, Energy Gas District, Ser D-1, RB
5.500%, 06/01/2049 (A)	2,100	2,236
Black Belt, Energy Gas District, Sub-Ser, RB
4.958%, 07/01/2052 (A)	1,000	1,009
Central Etowah County, Solid Waste Disposal Authority, AMT, RB
Pre-Refunded @ 103
6.000%, 07/01/2025 (B)(C)	795	823
Jefferson County, Sewer Revenue Authority, RB
5.250%, 10/01/2049	5,000	5,370
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2046	1,500	1,626
Southeast Alabama, Energy Authority, Cooperative District, Ser B-1, RB
5.750%, 04/01/2054 (A)	1,000	1,111

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tuscaloosa County, Industrial Development Authority, Hunt Refining Project, Ser A, RB
5.250%, 05/01/2044 (C)	$2,365	$2,348
4.500%, 05/01/2032 (C)	1,554	1,541

		23,320

Alaska — 0.4%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
6.000%, 12/01/2036 (D)	200	–
Anchorage, Solid Waste Services Revenue, Ser A, RB
5.250%, 11/01/2062	3,480	3,680

		3,680

Arizona — 0.7%
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
5.375%, 07/01/2050 (C)	1,090	1,083
Arizona State, Industrial Development Authority, Great Lakes Senior Living Community, RB
5.000%, 01/01/2037	1,000	707
5.000%, 01/01/2038	675	476
4.500%, 01/01/2040	965	511
4.500%, 01/01/2049	1,000	576
4.250%, 01/01/2039	1,000	636
4.250%, 01/01/2040	750	469
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (C)(D)	3,000	180
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
5.250%, 12/15/2038 (C)	1,510	1,520
La Paz County, Industrial Development Authority, Charter School Solutions-Harmony Project, RB
5.000%, 02/15/2028	350	358
Pima County, Industrial Development Authority, Paideia Academics Project, RB
5.250%, 07/01/2049	1,050	961
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
5.000%, 06/01/2037	255	225

		7,702

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024
Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arkansas — 0.5%
Arkansas State, Development Finance Authority, Big River Steel Project, AMT, RB
4.750%, 09/01/2049 (C)	$4,250	$4,244
Arkansas State, Development Finance Authority, United States Steel Project, AMT, RB
5.450%, 09/01/2052	785	799

		5,043

California — 10.5%
Alameda Corridor, Transportation Authority, Ser A-CONV, RB
0.000%, 10/01/2037 (E)(F)	2,000	1,098
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.500%, 10/01/2054 (A)	1,000	1,096
5.250%, 11/01/2054 (A)	2,100	2,241
5.000%, 02/01/2054 (A)	3,500	3,729
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	5,025
California State, Community Choice Financing Authority, Clean Energy Project, Ser C, RB
5.250%, 01/01/2054 (A)	1,855	1,962
California State, Community Housing Agency, Annadel Apartments, Ser A, RB
5.000%, 04/01/2049 (C)	2,630	2,179
California State, Community Housing Agency, Serenity at Larkspur, Ser A, RB
5.000%, 02/01/2050 (C)	1,000	760
California State, Infrastructure & Economic Development Bank, Wonderful Foundations, RB
0.000%, 01/01/2035 (G)	930	450
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
5.000%, 11/01/2046 (C)	1,000	980
California State, Municipal Finance Authority, Palomar Health, Ser A, RB, AGM
5.250%, 11/01/2052	1,500	1,681
California State, Pollution Control Financing Authority, Calplant I Project, Sub-Ser, AMT, RB
7.500%, 12/01/2039 (C)(D)	3,500	47

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Pollution Control Financing Authority, Rialto Bioenergy Facility Project, AMT, RB
7.500%, 12/01/2040 (C)(D)	$750	$56
6.750%, 12/01/2028 (C)(D)	2,175	163
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
4.750%, 11/01/2046	1,500	1,527
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
4.300%, 07/01/2040	1,500	1,504
California State, Public Finance Authority, Enso Village Project, RB
5.000%, 11/15/2046 (C)	500	435
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
5.000%, 06/01/2046 (C)	1,000	951
5.000%, 06/01/2051 (C)	1,000	930
California State, Statewide Communities Development Authority, Arbor Square Apartments, RB
4.250%, 11/01/2059 (A)	1,990	1,794
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
5.250%, 12/01/2056 (C)	2,150	2,159
California State, Statewide Communities Development Authority, Southern California Edison Company, RB
4.500%, 11/01/2033	2,200	2,365
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
6.000%, 05/01/2037	4,840	4,941
CMFA, Special Finance Agency, Solana at Grand, Ser A-2-JUNIOR, RB
4.000%, 08/01/2045 (C)	1,100	913
CSCDA, Community Improvement Authority, 1818 Platinum Triange-Anaheim, RB
4.000%, 04/01/2057 (C)	500	356
CSCDA, Community Improvement Authority, Atlanta-Glendale, Ser S, RB
3.500%, 10/01/2046 (C)	2,000	1,597
CSCDA, Community Improvement Authority, Dublin, RB
4.000%, 02/01/2057 (C)	1,000	736
CSCDA, Community Improvement Authority, MODA at Monrovia Station, RB
3.400%, 10/01/2046 (C)	1,000	804

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
CSCDA, Community Improvement Authority, Pasadena Portfolio, RB
4.000%, 12/01/2056 (C)	$500	$368
2.650%, 12/01/2046 (C)	2,215	1,712
CSCDA, Community Improvement Authority, The Link-Glendale, RB
4.000%, 07/01/2056 (C)	1,750	1,280
CSCDA, Community Improvement Authority, Towne-Glendale, RB
5.000%, 09/01/2037 (C)	2,600	2,662
0.000%, 09/01/2032 (C)(E)(F)	7,800	4,106
CSCDA, Community Improvement Authority, Waterscape Apartments, Ser B-MEZZ, RB
4.000%, 09/01/2046 (C)	425	348
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
5.000%, 09/01/2040	2,000	2,024
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (G)	58,000	6,575
Golden State, Tobacco Securitization Project, Sub-Ser, RB
3.850%, 06/01/2050	2,225	2,032
Los Angeles, Community College District, GO
2.106%, 08/01/2032	3,600	2,982
Morongo, Band of Mission Indians, Ser B, RB
5.000%, 10/01/2042 (C)	1,000	1,000
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	7,558
Northern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2060 (G)	15,040	2,611
Palomar, Community College District, GO
1.836%, 08/01/2029	7,000	6,102
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
0.000%, 08/01/2038 (G)	5,410	3,148
Roseville, West Park Community Facilities Authority, SAB
5.000%, 09/01/2030	1,000	1,022
5.000%, 09/01/2031	1,000	1,020
San Clemente, Special Tax Community, GO
5.000%, 09/01/2046	1,085	1,096
San Diego County, Regional Airport Authority, AMT, RB
5.250%, 07/01/2058	8,100	8,644
San Diego, Unified School District, GO
4.000%, 07/01/2053	3,900	3,879

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2054 (G)	$5,700	$1,107
Southern California, Tobacco Securitization Authority, Sub-Ser, RB
0.000%, 06/01/2046 (G)	12,000	2,592
Tustin, Community Facilities District, GO
5.000%, 09/01/2040	750	760
Windsor, Unified School District, Election 2008, Ser D, GO
0.000%, 08/01/2035 (G)	1,800	1,173

		108,280

Colorado — 1.6%
Aurora, Harvest Crossing Metropolitan District No. 4, Ser A, GO
7.250%, 12/01/2052	1,500	1,498
Aviation Station North, Metropolitan District No. 2, Ser A, GO
5.000%, 12/01/2039	500	488
5.000%, 12/01/2048	500	460
Berthoud-Heritage, Metropolitan District No. 10, Ser A, GO
4.750%, 12/01/2052	500	418
Brighton Crossing, Metropolitan District No. 4, Ser A, GO
5.000%, 12/01/2037	525	526
Broadway Station, Metropolitan District No. 3, GO
5.000%, 12/01/2049	500	401
Chambers Highpoint, Metropolitan District No. 2, GO
5.000%, 12/01/2041	515	464
Colorado International Center Metropolitan, District No. 7, GO
0.000%, 12/01/2027 (E)(F)	2,000	1,204
Colorado State, Educational & Cultural Facilities Authority, New Summit Charter Acadamy Project, RB
4.000%, 07/01/2061 (C)	600	432
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A-, RB
4.000%, 08/01/2044	2,000	1,928
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	689
Colorado State, School of Mines, Ser B, RB, AGM
5.250%, 12/01/2052	500	543
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
6.000%, 12/01/2048	1,145	1,155

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Dominion, Water & Sanitation District, RB
5.875%, 12/01/2052	$4,000	$4,028
Prairie Center, Metropolitan District No. 3, Ser A, RB
5.000%, 12/15/2041 (C)	875	878
Pronghorn Valley, Metropolitan District, Ser A, GO
4.000%, 12/01/2051	250	195
Village at Dry Creek, Metropolitan District No. 2, GO
4.375%, 12/01/2044	474	458
Westgate, Metropolitan District, RB
5.125%, 12/01/2051	1,000	888

		16,653

Connecticut — 0.2%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
5.000%, 09/01/2046 (C)	1,000	860
5.000%, 09/01/2053 (C)	1,500	1,228

		2,088

Delaware — 1.2%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07-CL, RB
7.120%, 10/01/2038 (C)	1,930	1,887
3.220%, 10/01/2038 (A)(C)	10,930	9,553
Delaware State, Economic Development Authority, Acts-Retirement Life Communities, RB
5.250%, 11/15/2053	1,000	1,036

		12,476

Florida — 1.8%
Atlantic Beach, Health Care, Fleet Landing Project, Ser B, RB
5.625%, 11/15/2043	1,325	1,326
Capital Trust Agency, First Mortgage, Tapestry Walden Project, RB
6.750%, 07/01/2037 (C)(D)	1,585	349
Capital Trust Agency, H-Bay Ministries, RB
5.000%, 07/01/2053 (D)	750	22
Capital Trust Agency, Renaissance Charter School Project, RB
5.000%, 06/15/2049 (C)	1,000	937
Capital Trust Agency, Wonderful Foundations Charter, RB
5.000%, 01/01/2055 (C)	3,500	2,800
Charlotte County, Industrial Development Authority, AMT, RB
4.000%, 10/01/2051 (C)	500	402

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida State, Development Finance, Global Reach Charter Acadamy Projects, RB
4.000%, 06/30/2056 (C)	$765	$532
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB
4.500%, 06/01/2033 (C)	500	490
Florida State, Village Community Development District No. 15, SAB
5.250%, 05/01/2054 (C)	1,000	1,026
5.000%, 05/01/2043 (C)	1,500	1,532
Highlands County, Health Facilities Authority, Senior Living Revenue, Trousdale Foundation Properties, RB
6.000%, 04/01/2038 (D)	400	116
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.250%, 10/01/2052	1,000	1,060
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
5.000%, 05/01/2029	1,990	1,990
Polk County, Industrial Development Authority, Mineral Development Project, AMT, RB
5.875%, 01/01/2033 (C)	3,365	3,242
Saint Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	950	717
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
5.000%, 05/15/2033	630	637
4.000%, 05/15/2028	1,205	1,181
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	355	360

		18,719

Georgia — 2.5%
Augusta, Development Authority, Wellstar Health System Inc Project, RB
5.125%, 04/01/2053	3,500	3,735
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
5.125%, 03/01/2052	1,620	1,190
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2054 (C)	1,460	1,311

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	$1,000	$1,071
5.000%, 06/01/2053 (A)	2,150	2,263
Georgia State, Main Street Natural Gas, Ser E-1, RB
5.000%, 12/01/2053 (A)	3,400	3,630
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
5.500%, 07/01/2063	5,500	5,794
5.500%, 07/01/2064	1,000	1,056
5.000%, 01/01/2056	500	507
5.000%, 07/01/2060	5,000	5,009

		25,566

Idaho — 0.1%
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
4.625%, 07/01/2029 (C)	305	305
Spring Valley Community, Infrastructure District No. 1, SAB
3.750%, 09/01/2051 (C)	1,500	1,174

		1,479

Illinois — 2.5%
Chicago, Board of Education, Ser C, GO
5.000%, 12/01/2027	500	519
Chicago, O'Hare International Airport, AMT, RB
5.000%, 07/01/2048	500	503
Chicago, O'Hare International Airport, Ser D, RB
5.000%, 01/01/2052	3,125	3,189
Chicago, Sales Tax Revenue, Ser 2002, RB
Pre-Refunded @ 100
5.000%, 01/01/2025 (B)	2,500	2,535
Chicago, Wastewater Transmission Revenue Authority, Ser A, RB, AGM
5.250%, 01/01/2053	1,000	1,091
Hillside, TA
5.000%, 01/01/2030	1,345	1,355
Illinois State, Finance Authority, Acero Charter Schools, RB
4.000%, 10/01/2042 (C)	350	290
Illinois State, Finance Authority, Art in Motion Project, RB
5.000%, 07/01/2051 (C)	1,000	727
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
5.125%, 02/15/2045 (D)	1,750	473
5.000%, 02/15/2022 (D)	1,000	270
5.000%, 02/15/2037 (D)	1,750	472

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Plymouth Place, RB
Pre-Refunded @ 100
5.000%, 05/15/2025 (B)	$500	$510
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
5.000%, 02/15/2041	1,000	1,021
Illinois State, GO
5.000%, 02/01/2039	5,000	5,002
Illinois State, RB
5.000%, 06/15/2026	2,000	2,003
Illinois State, Ser A, GO
4.625%, 05/01/2037	2,500	2,573
Illinois State, Ser B, GO
5.000%, 12/01/2026	2,500	2,614
Will County, Community High School District No. 210 Lincoln-Way, Ser B, GO, BAM
0.000%, 01/01/2029 (G)	400	336
0.000%, 01/01/2031 (G)	300	234
0.000%, 01/01/2033 (G)	100	72

		25,789

Indiana — 1.5%
Indiana State, Finance Authority, Ohio Valley Electric Corp Project, Ser 2012C, RB
3.000%, 11/01/2030	3,900	3,638
Indiana State, Finance Authority, Polyflow Project, AMT, RB
7.000%, 03/01/2039 (C)	10,600	8,023
Indianapolis, Local Public Improvement Bond Bank, Indiana Convention Center Hotel, RB
5.750%, 03/01/2043	3,050	3,307

		14,968

Iowa — 0.9%
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Pre-Refunded @ 100
5.400%, 11/15/2024 (A)(B)	590	598
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
4.000%, 12/01/2050 (A)	4,200	4,366
Iowa State, Finance Authority, Northcrest Project, Ser A, RB
5.000%, 03/01/2028	980	979
Iowa State, Finance Authority, Tamid Waterloo Project, RB
8.000%, 01/01/2042 (C)	2,000	1,881

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Iowa State, Tobacco Settlement Authority, Sub-Ser B-, RB
0.000%, 06/01/2065 (G)	$11,490	$1,586

		9,410

Kansas — 0.3%
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
5.500%, 11/15/2038	1,025	856
Wichita, Presbyterian Manor Project, RB
5.000%, 05/15/2050	600	413
Wichita, Presbyterian Manor Project, Ser I, RB
5.000%, 05/15/2028	500	479
Wyandotte County, Kansas City Unified Government, RB
0.000%, 09/01/2034 (C)(G)	2,000	837

		2,585

Kentucky — 0.2%
Kentucky State, Economic Development Finance Authority, Baptist Life Community Project, Ser S, RB
6.250%, 11/15/2046	1,000	785
6.000%, 11/15/2036	1,700	1,446

		2,231

Louisiana — 0.2%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
5.650%, 11/01/2037 (C)	800	849
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
4.000%, 11/01/2044 (C)	400	358
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
5.500%, 11/01/2039 (C)	700	733

		1,940

Maine — 0.2%
Maine State, Health & Higher Educational Facilities Authority, Eastern Maine Health Care, Ser A, RB
5.000%, 07/01/2046	2,600	2,399

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland — 0.1%
Maryland State, Economic Development Corporation, Purple Line Light Rail Project, AMT, RB
5.250%, 06/30/2055	$625	$635

Massachusetts — 1.3%
Massachusetts State, Development Finance Agency, RB
5.250%, 07/01/2052	1,500	1,618
Massachusetts State, Ser C, GO
5.000%, 10/01/2046	6,100	6,760
Massachusetts State, Ser D, GO
5.000%, 10/01/2051	5,000	5,449

		13,827

Michigan — 2.6%
Detroit, Ser A, GO
6.000%, 05/01/2039	1,000	1,139
5.250%, 05/01/2027	300	313
Detroit, Ser B-1, GO
4.000%, 04/01/2044 (A)	5,800	4,293
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
5.000%, 07/01/2033	3,000	3,012
Michigan State, Finance Authority, Public School Academy, Bradford Academy Project, RB
5.000%, 09/01/2050	310	246
4.800%, 09/01/2040	185	155
4.300%, 09/01/2030	120	110
Michigan State, Finance Authority, Tobacco Settlement, RB
0.000%, 06/01/2045 (G)	5,000	1,212
Michigan State, Finance Authority, Tobacco Settlement, Ser B, RB
0.000%, 06/01/2046 (G)	28,500	3,783
Michigan State, Finance Authority, Tobacco Settlement, Ser B-2-CLASS, RB
0.000%, 06/01/2065 (G)	20,000	2,257
Michigan State, Finance Authority, Tobacco Settlement, Ser C, RB
0.000%, 06/01/2058 (G)	125,250	5,528
Michigan State, Trunk Line Fund, Rebuilding Michigan Program, RB
5.000%, 11/15/2046	4,000	4,462

		26,510

Minnesota — 0.3%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	470	461

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minneapolis, Education Authority, Twin Cities International School, RB
5.000%, 12/01/2032 (C)	$750	$759
Minneapolis, NorthEast College Prep Project, RB
5.000%, 07/01/2055	710	590
Shakopee, Senior Housing Revenue, Benedictine Living Community Project, RB
5.850%, 11/01/2058 (A)(C)	500	487
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	275	263

		2,560

Missouri — 0.7%
Lees Summit, Industrial Development Authority, John Knox Village Project, Ser A, RB
5.000%, 08/15/2051	1,050	876
Missouri State, Development Finance Board, Saint Louis Zoo Projects, Ser 2022, RB
5.250%, 05/01/2055	4,005	4,280
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
5.125%, 06/01/2046	2,295	2,313

		7,469

Montana — 0.1%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
5.250%, 05/15/2052	1,500	1,202

Nevada — 1.0%
Nevada State, Department of Business & Industry, Brightline West Passenger Rail Project, AMT, RB
8.125%, 01/01/2050 (A)(C)	5,600	5,699
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
6.950%, 02/15/2038 (C)(D)	2,942	294
5.125%, 12/15/2037 (C)	2,252	901
Reno, Sub-Ser D, RB
0.000%, 07/01/2058 (C)(G)	10,000	1,045
Reno, Sub-Ser, TRAN
0.000%, 07/01/2058 (C)(G)	20,500	2,715

		10,654

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Hampshire — 0.6%
New Hampshire State, National Finance Authority, Ser 1-, RB
3.787%, 09/20/2034 (C)	$4,030	$3,759
New Hampshire State, National Finance Authority, Ser 2023-2, RB
3.875%, 01/20/2038	1,490	1,398
New Hampshire State, National Finance Authority, University of Nevada Project, RB, BAM
4.500%, 06/01/2053	1,075	1,076

		6,233

New Jersey — 1.5%
New Jersey State, Economic Development Authority, Kapowski Road Landfill Project, SAB
5.750%, 04/01/2031	2,500	2,525
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2052	4,000	4,258
New Jersey State, Economic Development Authority, Sub-Ser A, RB
3.125%, 07/01/2029	445	430
New Jersey State, Educational Facilities Authority, Higher Education Capital Improvement Fund, RB
4.625%, 09/01/2048	1,450	1,500
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
5.000%, 07/01/2041	2,000	2,047
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
5.000%, 06/01/2046	720	733
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser AA, RB
5.250%, 06/15/2041	1,250	1,270
Passaic County, Improvement Authority, Paterson Arts & Science Charter School Project, RB
5.375%, 07/01/2053	500	512
South Jersey, Transportation Authority, Ser A, RB
5.000%, 11/01/2039	2,500	2,509

		15,784

New York — 6.3%
Build NYC Resource, NYU Law School Project, RB
5.000%, 07/01/2041	1,500	1,501

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Hempstead Town, Local Development, The Academy Charter School Project, RB
6.760%, 02/01/2048	$1,000	$1,015
4.600%, 02/01/2051	500	379
Monroe County, Industrial Development, Ann's Community Project, RB
5.000%, 01/01/2040	1,500	1,312
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
3.971%, 03/01/2026 (A)	425	424
3.961%, 03/01/2025 (A)	400	399
New York City, Municipal Water Finance Authority, Sub-Ser, RB
5.250%, 06/15/2048	1,700	1,918
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E-1, RB
3.000%, 02/01/2051	1,000	776
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.250%, 05/01/2048	2,000	2,230
New York Counties, Tobacco Trust IV, Ser E, RB
0.000%, 06/01/2055 (G)	57,000	5,066
New York Counties, Tobacco Trust V, Sub-Ser, RB
0.000%, 06/01/2055 (G)	28,000	2,437
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,208
New York State, Liberty Development Authority, World Trade Center Project, RB
5.375%, 11/15/2040 (C)	4,000	4,013
5.000%, 11/15/2044 (C)	10,750	10,751
New York State, Transportation Development Corporation, American Airlines Inc, JFK International Airport Project, AMT, RB
5.250%, 08/01/2031	1,185	1,248
New York State, Transportation Development Corporation, Delta Air Lines Inc, LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
6.000%, 04/01/2035	3,000	3,382
5.000%, 01/01/2029	545	563
5.000%, 01/01/2033	4,085	4,219
4.000%, 10/01/2030	1,000	998

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Transportation Development Corporation, JFK International Airport New Terminal One Project, AMT, RB, AGM
5.500%, 06/30/2044	$2,000	$2,199
New York State, Transportation Development Corporation, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2046	3,985	3,958
New York State, Urban Development Corporation, Ser A, RB
5.000%, 03/15/2053	3,500	3,823
Suffolk, Tobacco Asset Securitization, Sub-Ser, RB
0.000%, 06/01/2066 (G)	21,000	2,461
Syracuse, Industrial Development Agency, Carousel Center Project, Ser B, RB
5.693%, 01/01/2028 (C)	1,300	1,173
TSASC, Tobacco Settlement Bond, Sub-Ser, RB
5.000%, 06/01/2045	4,250	3,891
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
5.250%, 09/15/2047	1,000	755
5.250%, 09/15/2053	2,500	1,814
Westchester County, Local Development Corporation, Westchester Medical Center, RB, AGM
5.750%, 11/01/2053	500	578

		64,491

North Carolina — 0.1%
University of North Carolina, Chapel Hill Hospital Project, Ser A, RB
3.350%, 02/01/2029 (A)	750	750

North Dakota — 0.0%
Grand Forks County, Solid Waste Facility, Red River Biorefinery Project, AMT, RB
7.000%, 12/15/2043 (C)(D)	1,500	45
6.625%, 12/15/2031 (C)(D)	1,000	30

		75

Ohio — 1.8%
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	1,000	953
0.000%, 06/01/2057 (G)	54,300	5,676
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
5.000%, 12/01/2044	4,000	3,846

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
6.750%, 12/01/2052 (C)(D)	$650	$189
6.500%, 12/01/2037 (C)(D)	1,100	319
Montgomery County, Trousdale Foundation Properties Project, RB
6.250%, 04/01/2049 (C)(D)	1,900	551
6.000%, 04/01/2038 (C)(D)	1,615	468
Ohio State, Air Quality Development Authority, Vanadium Project, AMT, RB
5.000%, 07/01/2049 (C)	4,250	3,864
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
6.500%, 12/01/2030 (C)(D)	3,000	3,150

		19,016

Oklahoma — 0.6%
Comanche County, Hospital Authority, RB
5.000%, 07/01/2025	1,500	1,501
Oklahoma State, Development Finance Authority, Alden Group Renewable Energy, AMT, RB
8.000%, 12/01/2041 (C)	2,500	2,018
Oklahoma State, Development Finance Authority, Oklahoma City University Project, RB
4.000%, 08/01/2035	2,790	2,682
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (D)	2,163	2
6.875%, 11/01/2046 (D)	1,081	1
6.625%, 11/01/2036 (D)	522	–

		6,204

Oregon — 0.2%
Clackamas County, Hospital Facility Authority, Willametter View Project, RB
5.000%, 11/15/2052	1,500	1,370
Oregon State, Business Development Commission, Red Rock Biofuels LLC, AMT, RB
6.500%, 04/01/2031 (C)(D)	11,100	1
Oregon State, Housing & Community Services Department, Single-Family Mortgage Program, Ser B, RB
3.380%, 07/01/2037 (A)(H)	200	200

		1,571

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Other — 1.7%
Freddie Mac, Multifamily ML Certificates, RB
4.141%, 01/25/2040 (A)	$4,968	$4,727
Freddie Mac, Multifamily ML Certificates, Ser M, RB
4.548%, 08/25/2040 (A)	5,895	5,836
3.996%, 12/25/2036 (A)	5,282	5,049
Freddie Mac, Multifamily ML Certificates, Ser ML17, Cl A, RB
3.083%, 04/25/2043 (A)	1,995	1,635

		17,247

Pennsylvania — 2.7%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2056	1,000	1,028
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, Sub-Ser, RB
5.250%, 05/01/2042 (C)	2,230	2,224
Berks County, Industrial Development Authority, The Highlands at Wyomissing Project, RB
Pre-Refunded @ 102
5.000%, 05/15/2025 (B)	300	312
Blythe, Solid Waste Authority, AMT, RB
Pre-Refunded @ 100
7.750%, 12/01/2027 (B)	3,600	4,077
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (C)	253	251
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	495	490
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2046	2,500	2,610
5.000%, 11/01/2051	3,000	3,111
Pennsylvania State, Economic Development Financing Authority, Consol Energy Inc Project, AMT, RB
9.000%, 04/01/2051 (A)(C)	2,040	2,260
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.250%, 06/30/2053	5,000	5,334
Pennsylvania State, Economic Development Financing Authority, Presbyterian Senior Living Project, RB
5.250%, 07/01/2049	1,250	1,285

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
5.500%, 12/01/2058 (C)	$2,000	$1,863
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
6.500%, 07/15/2048 (C)	2,800	2,878

		27,723

Puerto Rico — 7.9%
Puerto Rico, Electric Power Authority, Ser AAA-PSA, RB
5.250%, 07/01/2030 (D)	200	53
5.250%, 07/01/2031 (D)	5,895	1,547
Puerto Rico, Electric Power Authority, Ser A-PSA, RB
6.750%, 07/01/2036 (D)	2,605	684
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
4.266%, 07/01/2029 (A)(D)	9,040	8,539
Puerto Rico, Electric Power Authority, Ser VV-PSA, RB
5.500%, 07/01/2020 (D)	1,380	362
Puerto Rico, Electric Power Authority, Ser XX-PSA, RB
5.250%, 07/01/2040 (D)	1,070	281
Puerto Rico, Electric Power Authority, Ser ZZ-PSA, RB
5.250%, 07/01/2019 (D)	1,265	332
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	10,498	9,999
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
5.000%, 07/01/2058	6,503	6,536
0.000%, 07/01/2046 (G)	14,600	4,735
0.000%, 07/01/2051 (G)	37,000	8,892
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2A, RB
4.550%, 07/01/2040	2,000	2,010
Puerto Rico, Ser A, GO
0.000%, 07/01/2024 (G)	194	192
0.000%, 07/01/2033 (G)	4,500	2,894
Puerto Rico, Ser A1, GO
4.000%, 07/01/2041	5,000	4,627
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (A)(E)	15,625	9,141
Puerto Rico, Sub-Ser Senior, GO
0.000%, 11/01/2051 (A)(E)	17,817	10,579

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Sub-Ser, GO
0.000%, 11/01/2051 (A)(E)	$21,737	$9,999

		81,402

Rhode Island — 0.8%
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
0.000%, 06/01/2052 (G)	6,890	1,251
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2050	7,000	7,034

		8,285

South Carolina — 0.4%
Patriots Energy Group, Financing Agency, RB
5.250%, 02/01/2054 (A)	1,800	1,944
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB
6.250%, 02/01/2045 (C)(D)	1,000	100
5.250%, 02/01/2027 (C)(D)	1,000	100
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, RB
8.000%, 12/06/2029 (D)	155	124
South Carolina State, Jobs-Economic Development Authority, Seafields at Kiawah Island Project, RB
7.750%, 11/15/2058	1,350	1,406

		3,674

Tennessee — 0.8%
Bristol, Industrial Development Board, Pinnacle Project, TA
5.625%, 06/01/2035	2,000	1,802
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
5.500%, 07/01/2037 (D)	700	487
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (C)	495	497
Shelby County, Health Educational & Housing Facilities Board, Tennessee Retirement Facility, The Farms at Bailey Station, RB
5.750%, 10/01/2054	1,400	990
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,057

		7,833

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 4.9%
Angelina & Neches, River Authority, Jefferson Enterprise Energy, AMT, RB
12.000%, 12/01/2045 (C)	$3,000	$2,623
7.500%, 12/01/2045 (C)	1,750	1,172
Baytown, Municipal Development District, Baytown Convention Center Hotel, RB
5.000%, 10/01/2050 (C)	500	454
Brazoria County, Industrial Development, Aleon Renewable Metals Project, AMT, RB
12.000%, 06/01/2043 (C)	3,500	3,539
10.000%, 06/01/2042 (A)(C)	1,500	1,486
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT, RB
9.000%, 03/01/2039 (C)	9,255	9,738
7.000%, 03/01/2039	500	476
Calhoun County, Navigation Industrial Development Authority, AMT, RB
3.625%, 07/01/2026 (C)	2,000	1,872
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
6.125%, 08/15/2048	1,250	1,279
6.000%, 08/15/2038	1,500	1,546
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
5.500%, 07/01/2046 (D)	1,250	438
5.000%, 07/01/2031 (D)	250	87
5.000%, 07/01/2046 (D)	2,000	1,135
New Hope, Cultural Education Facilities, Edgemere Project, RB
5.000%, 01/01/2047	1,500	1,327
New Hope, Cultural Education Facilities, Longhorn Village Project, RB
5.000%, 01/01/2042	500	457
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
5.000%, 12/01/2054	500	440
Port Beaumont, Navigation District, Jefferson Gulf Coast Energy Project, AMT, RB
4.000%, 01/01/2050 (C)	1,500	1,151
Port Beaumont, Navigation District, Jefferson Gulf Coast Energy Project, RB
6.000%, 01/01/2025 (C)	1,000	965
Port Isabel, GO
5.100%, 02/15/2049 (C)	1,000	1,013
Texas State, Municipal Gas Acquisition & Supply I, Sub-Ser C, RB
5.233%, 12/15/2026 (A)	3,000	2,975

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Private Activity Bond, Surface Transportation, AMT, RB
5.000%, 06/30/2058	$1,250	$1,267
Texas State, Water Development Board, Ser A, RB
5.000%, 10/15/2058	3,600	3,916
4.875%, 10/15/2048	10,500	11,354
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
6.750%, 12/01/2051 (C)(D)	1,830	36

		50,746

Utah — 0.4%
Mida Mountain Village, Public Infrastructure District, Mountain Village Assesment, SAB
4.000%, 08/01/2050 (C)	2,000	1,599
UIPA Crossroads, Public Infrastructure District, TA
4.375%, 06/01/2052 (C)	1,000	870
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (C)	500	492
Utah State, Charter School Finance Authority, St George Campus Project, Ser A, RB
5.000%, 06/15/2052 (C)	1,300	1,014

		3,975

Virginia — 1.6%
Farms of New Kent, Community Development Authority, Ser A, SAB
3.750%, 03/01/2036 (C)	4,000	3,829
Hanover County, Economic Development Authority, Covenant Woods Project, RB
5.000%, 07/01/2038	375	343
Henrico County, Economic Development Authority, Pinnacle Living Obligation Group, Ser A, RB
5.000%, 06/01/2044	1,000	922
Lewistown, Commerce Center, Community Development Authority, Ser C, TA
6.050%, 03/01/2054	118	57
Lewistown, Commerce Center, Community Development Authority, TA
6.050%, 03/01/2044 (D)	80	63
Virginia Beach, Development Authority, Westminster-Canterbury on Chesapeake Bay, RB
7.000%, 09/01/2053	1,000	1,096

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia State, Small Business Financing Authority, Bon Secours Mercy Health, RB
4.000%, 12/01/2049	$2,000	$1,901
Virginia State, Small Business Financing Authority, Rixey Student Housing Project, Ser A, RB
5.500%, 07/01/2044 (C)	6,565	5,981
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
5.000%, 12/31/2049	2,500	2,521

		16,713

Washington — 1.0%
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB
5.000%, 12/01/2028	1,000	1,012
Washington State, Convention Center Public Facilities District, RB
4.000%, 07/01/2031	1,000	988
Washington State, Housing Finance Commission, Emerald Heights Project, Ser A, RB
5.000%, 07/01/2048	1,050	1,066
Washington State, Housing Finance Commission, Judson Park Project, RB
5.000%, 07/01/2033 (C)	225	224
4.000%, 07/01/2028 (C)	400	388
Washington State, Housing Finance Commission, Social Certificates, RB
3.375%, 04/20/2037	3,094	2,726
Washington State, Tobacco Settlement Authority, RB
5.250%, 06/01/2032	1,155	1,155
5.250%, 06/01/2033	2,500	2,500

		10,059

West Virginia — 0.9%
West Virginia State, Hospital Finance Authority, Refunding & Improvement, Vandalia Health Group, Ser B, RB
6.000%, 09/01/2053	2,100	2,394
West Virginia State, Tobacco Settlement, Finance Authority, Ser B, RB
0.000%, 06/01/2047 (G)	73,250	6,739

		9,133

Wisconsin — 2.8%
Wisconsin State, Center District, Junior Dedicated Tax Revenue, Ser D, RB, AGM
0.000%, 12/15/2045 (G)	5,000	1,847

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Center District, Senior Dedicated Tax Revenue, Ser C, RB, AGM
0.000%, 12/15/2045 (G)	$8,110	$2,996
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
5.000%, 11/01/2046	1,000	818
Wisconsin State, Health & Educational Facilities Authority, Wisconsin Illinois Senior Housing, RB
5.250%, 08/01/2048	1,500	1,195
5.000%, 08/01/2028	975	948
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
5.000%, 03/01/2038	2,500	2,393
5.000%, 03/01/2048	1,500	1,342
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,026
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, Ser A-DELRAY, RB
7.000%, 11/01/2046 (C)(D)	3,500	1,925
Wisconsin State, Public Finance Authority, Estancia Valley Classical, RB
4.250%, 07/01/2051 (C)	1,000	733
Wisconsin State, Public Finance Authority, Irving Convention Center Hotel Project, RB
7.000%, 01/01/2050 (C)	3,250	3,516
Wisconsin State, Public Finance Authority, Lake Erie College, RB
5.875%, 10/01/2054 (C)	2,770	1,982
Wisconsin State, Public Finance Authority, Lariat Project, RB
0.000%, 09/01/2029 (C)(G)	1,000	666
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
5.250%, 05/15/2052 (C)	1,750	1,555
Wisconsin State, Public Finance Authority, Northwest Nazarene University Project, RB
4.250%, 10/01/2049	1,000	850
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
6.375%, 01/01/2048 (C)	5,070	2,282

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Retirement Facilities First Mortgage, RB
5.250%, 03/01/2055 (C)	$2,500	$2,147

		29,221

Total Municipal Bonds
(Cost $760,924) ($ Thousands)		727,320

CORPORATE OBLIGATIONS — 20.9%
Financials — 18.4%
Ally Financial
4.700%, H15T5Y + 3.868%(A)(I)	1,000	858
American Express
3.550%, H15T5Y + 2.854%(A)(I)	6,000	5,413
Australia & New Zealand Banking Group
6.750%, USISDA05 + 5.168%(A)(C)(I)	6,900	6,928
Banco Bilbao Vizcaya Argentaria
9.375%, H15T5Y + 5.099%(A)(I)	1,200	1,266
Banco Santander
9.625%, H15T5Y + 5.306%(A)(I)	3,000	3,171
Bank of America
6.125%, H15T5Y + 3.231%(A)(I)	3,800	3,797
4.375%, H15T5Y + 2.760%(A)(I)	3,000	2,770
Bank of New York Mellon
4.625%, TSFR3M + 3.393%(A)(I)	2,200	2,083
3.750%, H15T5Y + 2.630%(A)(I)	5,800	5,193
3.700%, H15T5Y + 3.352%(A)(I)	5,000	4,693
Bank of Nova Scotia
8.625%, H15T5Y + 4.389%, 10/27/2082 (A)	3,200	3,292
Barclays PLC
9.625%, USISSO05 + 5.775%(A)(I)	800	827
8.000%, H15T5Y + 5.672%(A)(I)	800	798
4.375%, H15T5Y + 3.410%(A)(I)	3,000	2,357
Benloch Ranch, Improvement Association No. 2
10.000%, 12/01/2051 (C)(J)	6,000	5,970
BNP Paribas
9.250%, H15T5Y + 4.969%(A)(C)(I)	2,400	2,550
8.500%, H15T5Y + 4.354%(A)(C)(I)	1,400	1,444
6.625%, USISOA05 + 4.149%(A)(C)(I)	1,500	1,500
4.625%, H15T5Y + 3.196%(A)(C)(I)	6,600	5,862
BP Capital Markets PLC
4.375%, H15T5Y + 4.036%(A)(I)	600	591
Capital One Financial
3.950%, H15T5Y + 3.157%(A)(I)	5,300	4,663
Charles Schwab
5.375%, H15T5Y + 4.971%(A)(I)	1,550	1,529
4.000%, H15T5Y + 3.168%(A)(I)	6,000	5,526
Citigroup
6.250%, TSFR3M + 4.779%(A)(I)	2,000	1,991

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, H15T5Y + 3.597%(A)(I)	$3,000	$2,840
3.875%, H15T5Y + 3.417%(A)(I)	4,400	4,133
Citizens Financial Group
6.375%, TSFR3M + 3.419%(A)(I)	2,380	2,245
5.650%, H15T5Y + 5.313%(A)(I)	2,200	2,131
CoBank ACB
6.250%, US0003M + 4.660%(A)(I)	500	488
Credit Agricole
8.125%, USSW5 + 6.185%(A)(C)(I)	2,000	2,039
Credit Agricole MTN
4.750%, H15T5Y + 3.237%(A)(C)(I)	3,000	2,581
Depository Trust & Clearing
3.375%, H15T5Y + 2.606%(A)(C)(I)	500	442
Discover Financial Services
6.125%, H15T5Y + 5.783%(A)(I)	500	503
Fifth Third Bancorp
4.500%, H15T5Y + 4.215%(A)(I)	500	475
Goldman Sachs Group
5.500%, H15T5Y + 3.623%(A)(I)	1,000	988
4.125%, H15T5Y + 2.949%(A)(I)	2,500	2,283
HSBC Holdings PLC
6.000%, USISDA05 + 3.746%(A)(I)	1,500	1,419
Huntington Bancshares
5.625%, H15T10Y + 4.945%(A)(I)	600	543
4.450%, H15T7Y + 4.045%(A)(I)	3,800	3,337
ING Groep
6.500%, USSW5 + 4.446%(A)(I)	3,500	3,439
5.750%, H15T5Y + 4.342%(A)(I)	1,000	941
JPMorgan Chase
9.348%, TSFR3M + 4.042%(A)(I)	6,900	6,938
3.650%, H15T5Y + 2.850%(A)(I)	2,800	2,604
KeyCorp
5.000%, TSFR3M + 3.868%(A)(I)	3,000	2,556
Lloyds Banking Group PLC
8.000%, H15T5Y + 3.913%(A)(I)	4,800	4,725
M&T Bank
5.125%, TSFR3M + 3.782%(A)(I)	500	437
5.000%, H15T5Y + 3.174%(A)(I)	3,300	3,133
3.500%, H15T5Y + 2.679%(A)(I)	2,000	1,500
MetLife
3.850%, H15T5Y + 3.576%(A)(I)	3,800	3,632
Nordea Bank Abp MTN
6.125%, USSW5 + 3.388%(A)(C)(I)	2,500	2,481
Northern Trust
4.600%, TSFR3M + 3.464%(A)(I)	500	482
PNC Financial Services Group
6.250%, H15T7Y + 2.808%(A)(I)	2,100	1,982
6.000%, H15T5Y + 3.000%(A)(I)	3,400	3,285
3.400%, H15T5Y + 2.595%(A)(I)	1,000	846
Reagan Ranch Development LLC
8.500%, 09/01/2031	5,000	4,025

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Royal Bank of Scotland Group PLC
8.000%, USSW5 + 5.720%(A)(I)	$200	$202
Societe Generale
8.000%, USISDA05 + 5.873%(A)(C)(I)	1,800	1,807
Standard Chartered PLC
7.014%, US0003M + 1.460%(A)(C)(I)	4,000	4,085
Toll Road Investors Partnership II
0.000%, 02/15/2043 (C)(G)	20,002	5,935
Toronto-Dominion Bank
8.125%, H15T5Y + 4.075%, 10/31/2082 (A)	4,000	4,163
Truist Financial
4.800%, H15T5Y + 3.003%(A)(I)	10,400	9,839
UBS Group
9.250%, H15T5Y + 4.745%(A)(C)(I)	2,000	2,135
9.250%, H15T5Y + 4.758%(A)(C)(I)	1,000	1,105
4.375%, H15T5Y + 3.313%(A)(C)(I)	6,000	4,792
US Bancorp
5.300%, TSFR3M + 3.176%(A)(I)	1,000	920
3.700%, H15T5Y + 2.541%(A)(I)	7,200	6,143
Voya Financial
7.758%, H15T5Y + 3.358%(A)(I)	1,700	1,739
Wells Fargo
3.900%, H15T5Y + 3.453%(A)(I)	2,200	2,070

		189,460

Health Care — 1.0%
Cincinnati Senior Care
12.000%, 12/31/2023 (C)(J)	100	102
CommonSpirit Health
4.187%, 10/01/2049	4,300	3,489
Toledo Hospital
5.325%, 11/15/2028	2,500	2,334
4.982%, 11/15/2045	1,500	1,033
Tower Health
4.451%, 02/01/2050	5,540	2,541

		9,499

Utilities — 1.5%
Dominion Energy
4.650%, H15T5Y + 2.993%(A)(I)	9,000	8,762
4.350%, H15T5Y + 3.195%(A)(I)	800	746
Duke Energy
4.875%, H15T5Y + 3.388%(A)(I)	6,100	6,041
Pacific Gas & Electric
3.400%, 08/15/2024	100	98

		15,647

Total Corporate Obligations
(Cost $227,958) ($ Thousands)		214,606

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 3.4%
Communication Services — 0.3%
AT&T
4.750%(I)	137,000	$2,845

Consumer Discretionary — 0.1%
Dairy Farmers of America
7.875%(I)	15,000	1,433

Financials — 2.8%
Allstate
7.375%(I)	10,000	272
4.750%(I)	23,234	550
Arch Capital Group
5.450%(I)	13,693	329
Capital One Financial
5.000%(I)	71,700	1,474
Equitable Holdings
5.250%(I)	25,000	571
4.300%(I)	25,956	484
Fifth Third Bancorp (A)
9.302%, TSFR3M + 3.972%(A)(I)	55,412	1,427
Goldman Sachs Group (A)
6.233%, TSFR3M + 0.932%(A)(I)	5,452	126
KeyCorp (A)
6.125%, TSFR3M + 4.154%(A)(I)	4,000	94
M&T Bank (A)
5.625%, US0003M + 4.020%(A)(I)	12,841	310
MetLife
5.625%(I)	21,291	522
4.750%(I)	191,891	4,153
Morgan Stanley (A)
7.125%, US0003M + 4.320%(A)(I)	52,145	1,326
6.875%, US0003M + 3.940%(A)(I)	52,462	1,333
6.276%, TSFR3M + 0.962%(A)(I)	161,113	3,657
NY Community Bancorp (A)
6.375%, US0003M + 3.821%(A)(I)	13,105	250
Regions Financial
6.375%, TSFR3M + 3.798%(A)(I)	2,600	65
5.700%, TSFR3M + 3.410%(A)(I)	16,000	371
4.450%(I)	49,094	895
RenaissanceRe Holdings
4.200%(I)	40,000	743
State Street (A)
5.900%, TSFR3M + 3.370%(A)(I)	109,475	2,731
Stifel Financial
4.500%(I)	44,000	801
US Bancorp (A)
6.608%, TSFR3M + 1.282%(A)(I)	500	445
6.176%, TSFR3M + 0.862%(A)(I)	10,051	215
4.000%(I)	20,059	379

SEI Tax Exempt Trust

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Voya Financial (A)
5.350%, H15T5Y + 3.210%(A)(I)	105,000	$2,615
Webster Financial
6.500%(I)	36,337	836
5.250%(I)	42,731	831
Wells Fargo (A)
6.625%, US0003M + 3.690%(A)(I)	48,481	1,209
5.625%(I)	5,000	122

		29,136

Utilities — 0.2%
Duke Energy
5.750%(I)	8,727	222
Entergy Texas
5.375%(I)	39,700	944
NSTAR Electric
4.780%(I)	10,708	824

		1,990

Total Preferred Stock
(Cost $37,401) ($ Thousands)		35,404
	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 3.1%
United States Treasury Bill	€–
5.308%, 06/18/2024 (K)	$1,200	1,181
5.306%, 05/23/2024 (K)	6,600	6,520
5.296%, 05/09/2024 (K)	700	693
5.290%, 05/16/2024 (K)	7,400	7,318
5.282%, 05/02/2024 (K)(L)	708	701
5.274%, 06/04/2024 (K)	2,400	2,367
5.268%, 05/28/2024 (K)	6,600	6,515
5.265%, 05/14/2024 (K)	4,200	4,155
0.000%, 05/30/2024 (K)	2,700	2,665

Total U.S. Treasury Obligations
(Cost $32,118) ($ Thousands)		32,115

MORTGAGE-BACKED SECURITIES — 0.8%
Real Estate — 0.8%
FHLMC
5.210%, 08/01/2040	3,593	3,843
3.850%, 07/01/2039	4,194	3,888

		7,731
Total Mortgage-Backed Securities
(Cost $7,393) ($ Thousands)		7,731

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	2,550,745	$2,551
Total Cash Equivalent
(Cost $2,551) ($ Thousands)		2,551
Total Investments in Securities — 99.1%
(Cost $1,068,345) ($ Thousands)		$1,019,727

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2024

Tax-Advantaged Income Fund (Concluded)

A list of the open futures contracts held by the Fund at February 29, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Short Contracts
U.S. 10-Year Treasury Note	(464)	Jun-2024	$(51,070)	$(51,243)	$(173)
U.S. Ultra Long Treasury Bond	(14)	Jun-2024	(1,752)	(1,790)	(38)
			$(52,822)	$(53,033)	$(211)

For the period ended February 29, 2024, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $1,028,973 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 29, 2024.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2024, the value of these securities amounted to $237,764 ($ Thousands), representing 23.1% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)	No interest rate available.
(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Zero coupon security.
(H)	Securities are held in connection with a letter of credit issued by a major bank.
(I)	Perpetual security with no stated maturity date.
(J)	Level 3 security in accordance with fair value hierarchy.
(K)	Interest rate represents the security's effective yield at the time of purchase.
(L)	Security, or portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of February 29, 2024 was $702 ($ Thousands).

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Municipal Bonds	–	727,320	–	727,320
Corporate Obligations	–	208,534	6,072	214,606
Preferred Stock	22,192	13,212	–	35,404
U.S. Treasury Obligations	–	32,115	–	32,115
Mortgage-Backed Securities	–	7,731	–	7,731
Cash Equivalent	2,551	–	–	2,551
Total Investments in Securities	24,743	988,912	6,072	1,019,727

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(211)	–	–	(211)
Total Other Financial Instruments	(211)	–	–	(211)

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

*	Futures contracts and forward contracts are valued at unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 29, 2024 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/29/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,340	$23,884	$(24,673)	$—	$—	$2,551	$114	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

February 29, 2024 (Unaudited)

Portfolio Abbreviations
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
AMBAC — American Municipal Bond Assurance Co.
AMT — Alternative Minimum Tax
BAM — Build America Mutual Assurance Corp.
BAN — Bond Anticipation Note
Cl — Class
COP — Certificate of Participation
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FGIC — Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — US Treasury Yield Curve Rate T Note Constant Maturity 7 Year
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corp.
PLC — Public Limited Company
PSF-GTD — Permanent School Board Loan Fund
Q-SBLF — Qualified State Bond Loan Fund
RB — Revenue Bond
SAB — Special Assesment Bond
Ser — Series
TA — Tax Allocation
TRAN — Tax Revenue Anticipation Note
TSFR3M — Term Secured Overnight Financing Rate 3 Month
USD — U.S. Dollar

SEI Tax Exempt Trust

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

February 29, 2024 (Unaudited)

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
Assets:
Investments, at value †	$1,570,636		$885,410
Affiliated investment, at value ††	8,636		—
Cash and cash equivalents	6,941		19
Dividends and interest receivable	17,792		7,824
Receivable for fund shares sold	561		681
Receivable for investment securities sold	—		1,925
Cash pledged as collateral for futures contracts	—		—
Prepaid expenses	61		35
Total Assets	1,604,627		895,894
Liabilities:
Payable for fund shares redeemed	2,051		1,581
Payable for investment securities purchased	1,233		10,458
Income distribution payable	475		273
Shareholder servicing fees payable	278		166
Investment advisory fees payable	242		139
Administration fees payable	192		158
Chief Compliance Officer fees payable	13		8
Variation margin payable on financial derivative instruments	—		—
Accrued expense payable	161		88
Total Liabilities	4,645		12,871
Net Assets	$1,599,982		$883,023
† Cost of investments	$1,595,709		$896,676
†† Cost of affiliated investment	8,636		—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$1,665,759		$902,583
Total distributable loss	(65,777)		(19,560)
Net Assets	$1,599,982		$883,023
Net Asset Value, Offering and Redemption Price Per Share — Class F	$11.13		$9.92
	($1,415,950,991 ÷ 127,219,193 shares	)	($834,367,585 ÷ 84,115,882 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$11.14		$9.91
	($184,030,517 ÷ 16,524,360 shares	)	($48,655,645 ÷ 4,907,358 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund

$235,116		$58,982		$90,526		$108,206		$137,610		$1,017,176
12,866		1,475		2,043		1,984		533		2,551
—		—		—		—		—		1,044
2,701		631		825		1,301		1,709		11,290
12		—		3		104		45		360
—		—		—		—		—		1,118
—		—		—		—		—		387
8		2		3		4		5		34
250,703		61,090		93,400		111,599		139,902		1,033,960

92		87		71		35		18		845
5,538		—		—		—		2,064		2,665
47		12		16		19		21		689
26		7		11		12		16		162
45		13		17		20		29		297
33		9		13		16		19		170
2		—		1		1		1		9
—		—		—		—		—		54
23		8		9		12		15		96
5,806		136		138		115		2,183		4,987
$244,897		$60,954		$93,262		$111,484		$137,719		$1,028,973
$244,100		$60,706		$93,005		$110,267		$140,923		$1,065,794
12,866		1,475		2,043		1,984		533		2,551

$256,562		$63,347		$96,253		$114,266		$141,956		$1,112,364
(11,665)		(2,393)		(2,991)		(2,782)		(4,237)		(83,391)
$244,897		$60,954		$93,262		$111,484		$137,719		$1,028,973
$10.25		$10.15		$9.98		$10.28		$10.37		$9.27
($225,332,379 ÷ 21,992,765 shares	)	($60,678,812 ÷ 5,980,457 shares	)	($92,452,493 ÷ 9,261,215 shares	)	($101,979,394 ÷ 9,916,240 shares	)	($137,475,021 ÷ 13,257,100 shares	)	($823,601,693 ÷ 88,850,827 shares	)
$10.25		$10.13		$9.98		$10.27		$10.37		$9.26
($19,564,318 ÷ 1,908,850 shares	)	($275,532 ÷ 27,208 shares	)	($809,276 ÷ 81,076 shares	)	($9,504,483 ÷ 925,552 shares	)	($243,877 ÷ 23,526 shares	)	($205,371,181 ÷ 22,175,727 shares	)

SEI Tax Exempt Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the six-month period ended February 29, 2024 (Unaudited)

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Investment Income:
Interest income	$27,429	$13,962
Dividend income	—	—
Income from Affiliated Investments	68	—
Total Investment Income	27,497	13,962
Expenses:
Investment advisory fees	2,616	1,515
Shareholder servicing fees - Class F	1,749	1,084
Administration fees	1,575	918
Trustees' fees	21	12
Chief Compliance Officer fees	5	3
Professional fees	66	38
Printing fees	61	34
Pricing fees	56	28
Registration fees	52	31
Custodian/Wire Agent fees	22	12
Other expenses	19	12
Total Expenses	6,242	3,687
Less, waiver of:
Investment advisory fees	(1,091)	(608)
Administration fees	(371)	(243)
Shareholder servicing fees - Class F	—	—
Net Expenses	4,780	2,836
Net Investment Income	22,717	11,126
Net Realized Gain/(Loss) on:
Investments	(6,311)	(918)
Futures contracts	—	—
Net Realized Gain/(Loss)	(6,311)	(918)
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	46,611	9,618
Futures contracts	—	—
Net Change in Unrealized Appreciation/(Depreciation)	46,611	9,618
Net Realized and Unrealized Gain (Loss)	40,300	8,700
Net Increase in Net Assets Resulting from Operations	$63,017	$19,826

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$2,765	$633	$1,168	$1,275	$1,723	$30,627
—	—	—	—	—	1,289
44	18	24	41	19	114
2,809	651	1,192	1,316	1,742	32,030

394	99	153	180	243	2,540
278	75	115	126	173	1,018
239	60	92	109	139	1,524
3	1	1	1	2	13
1	—	—	—	—	3
10	3	4	5	6	42
9	3	3	4	5	39
8	3	4	4	8	36
8	2	3	3	5	33
3	1	1	1	2	13
2	1	1	1	2	13
955	248	377	434	585	5,274

(109)	(21)	(46)	(55)	(57)	(679)
(29)	(6)	(8)	(9)	(19)	(457)
(111)	(30)	(46)	(50)	(69)	(8)
706	191	277	320	440	4,130
2,103	460	915	996	1,302	27,900

(1,123)	(121)	(53)	(315)	(490)	(2,973)
—	—	—	—	—	640
(1,123)	(121)	(53)	(315)	(490)	(2,333)

7,036	1,519	1,998	2,969	3,689	35,602
—	—	—	—	—	(188)
7,036	1,519	1,998	2,969	3,689	35,414
5,913	1,398	1,945	2,654	3,199	33,081
$8,016	$1,858	$2,860	$3,650	$4,501	$60,981

SEI Tax Exempt Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended February 29, 2024 (Unaudited) and the year ended August 31, 2023

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
	9/1/2023 to 2/29/2024	9/1/2022 to 8/31/2023	9/1/2023 to 2/29/2024	9/1/2022 to 8/31/2023
Operations:
Net investment income	$22,717	$45,416	$11,126	$19,691
Net realized (loss)	(6,311)	(17,744)	(918)	(3,621)
Net change in unrealized appreciation/(depreciation)	46,611	(12,870)	9,618	3,206
Net Increase in Net Assets Resulting from Operations	63,017	14,802	19,826	19,276
Distributions:
Class F	(19,326)	(39,476)	(10,498)	(18,360)
Class Y	(2,801)	(5,314)	(680)	(1,264)
Total Distributions	(22,127)	(44,790)	(11,178)	(19,624)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	112,759	280,229	54,741	183,140
Reinvestment of dividends & distributions	17,081	34,743	8,859	15,531
Cost of shares redeemed	(194,118)	(600,326)	(156,145)	(374,156)
Net Decrease from Class F Transactions	(64,278)	(285,354)	(92,545)	(175,485)
Class Y:
Proceeds from shares issued	25,521	112,607	14,743	37,480
Reinvestment of dividends & distributions	2,031	4,122	564	1,105
Cost of shares redeemed	(47,535)	(87,417)	(19,948)	(49,177)
Net Increase/(Decrease) from Class Y Transactions	(19,983)	29,312	(4,641)	(10,592)
Net Decrease in Net Assets from Capital Share Transactions	(84,261)	(256,042)	(97,186)	(186,077)
Net Decrease in Net Assets	(43,371)	(286,030)	(88,538)	(186,425)
Net Assets:
Beginning of period	1,643,353	1,929,383	971,561	1,157,986
End of period	$1,599,982	$1,643,353	$883,023	$971,561

(1) See Note 7 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
9/1/2023 to 2/29/2024	9/1/2022 to 8/31/2023	9/1/2023 to 2/29/2024	9/1/2022 to 8/31/2023	9/1/2023 to 2/29/2024	9/1/2022 to 8/31/2023	9/1/2023 to 2/29/2024	9/1/2022 to 8/31/2023

$2,103	$4,319	$460	$930	$915	$1,908	$996	$2,102
(1,123)	(1,559)	(121)	(525)	(53)	(454)	(315)	(404)
7,036	(1,254)	1,519	116	1,998	(75)	2,969	288
8,016	1,506	1,858	521	2,860	1,379	3,650	1,986

(1,959)	(4,433)	(460)	(923)	(910)	(1,912)	(913)	(2,040)
(156)	(467)	(3)	(7)	(8)	(17)	(85)	(212)
(2,115)	(4,900)	(463)	(930)	(918)	(1,929)	(998)	(2,252)

14,244	28,330	3,205	4,922	7,499	26,480	6,499	40,298
1,694	3,840	389	779	809	1,700	800	1,764
(25,889)	(66,424)	(5,592)	(16,950)	(10,766)	(43,020)	(10,872)	(61,821)
(9,951)	(34,254)	(1,998)	(11,249)	(2,458)	(14,840)	(3,573)	(19,759)

8,716	3,281	—	—	39	152	4,204	4,126
130	390	—	1	7	15	73	185
(10,965)	(17,965)	(70)	(532)	(1)	(459)	(4,452)	(12,943)
(2,119)	(14,294)	(70)	(531)	45	(292)	(175)	(8,632)
(12,070)	(48,548)	(2,068)	(11,780)	(2,413)	(15,132)	(3,748)	(28,391)
(6,169)	(51,942)	(673)	(12,189)	(471)	(15,682)	(1,096)	(28,657)

251,066	303,008	61,627	73,816	93,733	109,415	112,580	141,237
$244,897	$251,066	$60,954	$61,627	$93,262	$93,733	$111,484	$112,580

SEI Tax Exempt Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended February 29, 2024 (Unaudited) and the year ended August 31, 2023

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	9/1/2023 to 2/29/2024	9/1/2022 to 8/31/2023	9/1/2023 to 2/29/2024	9/1/2022 to 8/31/2023
Operations:
Net investment income	$1,302	$2,639	$27,900	$52,715
Net realized (loss)	(490)	(372)	(2,333)	(32,253)
Net change in unrealized appreciation/(depreciation)	3,689	(1,544)	35,414	(24,709)
Net Increase/(Decrease) in Net Assets Resulting from Operations	4,501	723	60,981	(4,247)
Distributions:
Class F	(1,296)	(2,629)	(19,486)	(40,240)
Class Y	(2)	(11)	(5,078)	(9,042)
Total Distributions	(1,298)	(2,640)	(24,564)	(49,282)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	8,034	18,060	53,434	145,468
Reinvestment of dividends & distributions	1,145	2,312	16,449	34,102
Cost of shares redeemed	(17,468)	(41,172)	(125,091)	(292,351)
Net Decrease from Class F Transactions	(8,289)	(20,800)	(55,208)	(112,781)
Class Y:
Proceeds from shares issued	—	—	17,890	104,702
Reinvestment of dividends & distributions	2	11	3,584	6,741
Cost of shares redeemed	—	(634)	(29,509)	(67,242)
Net Increase/(Decrease) from Class Y Transactions	2	(623)	(8,035)	44,201
Net Decrease in Net Assets from Capital Share Transactions	(8,287)	(21,423)	(63,243)	(68,580)
Net Decrease in Net Assets	(5,084)	(23,340)	(26,826)	(122,109)
Net Assets:
Beginning of period	142,803	166,143	1,055,799	1,177,908
End of period	$137,719	$142,803	$1,028,973	$1,055,799

(1) See Note 7 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

FINANCIAL HIGHLIGHTS

For the six-month period ended February 29, 2024 (Unaudited) and the years ended August 31,

For a share outstanding throughout the years or period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

Intermediate-Term Municipal Fund
Class F
2024(1)	$10.84	$0.15	$0.29	$0.44	$(0.15)	$—	$(0.15)	$11.13	4.09%	$1,415,951	0.63%	0.82%	2.84%	10%
2023	11.00	0.28	(0.16)	0.12	(0.28)	—	(0.28)	10.84	1.11	1,443,612	0.63	0.81	2.60	18
2022	12.29	0.25	(1.26)	(1.01)	(0.25)	(0.03)	(0.28)	11.00	(8.31)	1,755,076	0.63	0.80	2.16	24
2021	12.09	0.26	0.22	0.48	(0.26)	(0.02)	(0.28)	12.29	3.98	2,033,780	0.63	0.80	2.15	11
2020	12.10	0.27	0.03	0.30	(0.28)	(0.03)	(0.31)	12.09	2.46	1,871,864	0.63	0.79	2.29	20
2019	11.49	0.28	0.62	0.90	(0.28)	(0.01)	(0.29)	12.10	7.98	1,973,701	0.63	0.80	2.44	17
Class Y
2024(1)	$10.85	$0.17	$0.28	$0.45	$(0.16)	$—	$(0.16)	$11.14	4.22%	$184,031	0.38%	0.57%	3.09%	10%
2023	11.01	0.31	(0.16)	0.15	(0.31)	—	(0.31)	10.85	1.37	199,741	0.38	0.56	2.85	18
2022	12.30	0.28	(1.26)	(0.98)	(0.28)	(0.03)	(0.31)	11.01	(8.07)	174,307	0.38	0.55	2.41	24
2021	12.10	0.29	0.22	0.51	(0.29)	(0.02)	(0.31)	12.30	4.23	189,210	0.38	0.55	2.40	11
2020	12.11	0.30	0.03	0.33	(0.31)	(0.03)	(0.34)	12.10	2.72	155,284	0.38	0.54	2.54	20
2019	11.49	0.31	0.63	0.94	(0.31)	(0.01)	(0.32)	12.11	8.34	164,523	0.38	0.55	2.67	17
Short Duration Municipal Fund
Class F
2024(1)	$9.83	$0.12	$0.09	$0.21	$(0.12)	$—	$(0.12)	$9.92	2.14%	$834,367	0.63%	0.82%	2.42%	17%
2023	9.83	0.18	—	0.18	(0.18)	—	(0.18)	9.83	1.87	918,844	0.63	0.81	1.85	40
2022	10.13	0.06	(0.30)	(0.24)	(0.06)	—	(0.06)	9.83	(2.33)	1,094,787	0.63	0.80	0.65	35
2021	10.13	0.08	—	0.08	(0.08)	—	(0.08)	10.13	0.77	1,188,974	0.63	0.81	0.77	30
2020	10.08	0.12	0.05	0.17	(0.12)	—	(0.12)	10.13	1.69	1,220,449	0.63	0.80	1.19	46
2019	10.00	0.13	0.08	0.21	(0.13)	—	(0.13)	10.08	2.15	1,246,219	0.63	0.81	1.33	53
Class Y
2024(1)	$9.82	$0.13	$0.09	$0.22	$(0.13)	$—	$(0.13)	$9.91	2.27%	$48,656	0.38%	0.57%	2.67%	17%
2023	9.82	0.21	—	0.21	(0.21)	—	(0.21)	9.82	2.12	52,717	0.38	0.56	2.10	40
2022	10.12	0.09	(0.30)	(0.21)	(0.09)	—	(0.09)	9.82	(2.10)	63,199	0.38	0.55	0.90	35
2021	10.12	0.10	—	0.10	(0.10)	—	(0.10)	10.12	1.01	62,824	0.38	0.56	1.02	30
2020	10.08	0.14	0.04	0.18	(0.14)	—	(0.14)	10.12	1.85	63,536	0.38	0.55	1.44	46
2019	10.00	0.16	0.08	0.24	(0.16)	—	(0.16)	10.08	2.41	61,889	0.38	0.56	1.58	53
California Municipal Bond Fund
Class F
2024(1)	$9.99	$0.09	$0.26	$0.35	$(0.09)	$—	$(0.09)	$10.25	3.51%	$225,333	0.60%	0.82%	1.76%	8%
2023	10.10	0.16	(0.09)	0.07	(0.16)	(0.02)	(0.18)	9.99	0.73	229,828	0.60	0.82	1.60	11
2022	11.13	0.15	(1.00)	(0.85)	(0.15)	(0.03)	(0.18)	10.10	(7.71)	267,060	0.60	0.81	1.44	9
2021	11.18	0.16	(0.01)	0.15	(0.16)	(0.04)	(0.20)	11.13	1.31	329,000	0.60	0.81	1.42	8
2020	11.14	0.18	0.08	0.26	(0.18)	(0.04)	(0.22)	11.18	2.39	304,436	0.60	0.81	1.62	12
2019	10.60	0.19	0.56	0.75	(0.19)	(0.02)	(0.21)	11.14	7.16	337,407	0.60	0.81	1.73	16
Class Y
2024(1)	$10.00	$0.09	$0.26	$0.35	$(0.10)	$—	$(0.10)	$10.25	3.48%	$19,564	0.45%	0.57%	1.91%	8%
2023	10.09	0.17	(0.07)	0.10	(0.17)	(0.02)	(0.19)	10.00	1.00	21,238	0.45	0.57	1.75	11
2022	11.12	0.17	(1.00)	(0.83)	(0.17)	(0.03)	(0.20)	10.09	(7.58)	35,948	0.45	0.56	1.60	9
2021	11.17	0.17	(0.01)	0.16	(0.17)	(0.04)	(0.21)	11.12	1.46	29,632	0.45	0.56	1.57	8
2020	11.14	0.19	0.07	0.26	(0.19)	(0.04)	(0.23)	11.17	2.45	26,674	0.45	0.56	1.77	12
2019	10.60	0.20	0.56	0.76	(0.20)	(0.02)	(0.22)	11.14	7.32	23,749	0.45	0.56	1.88	16
Massachusetts Municipal Bond Fund
Class F
2024(1)	$9.91	$0.08	$0.24	$0.32	$(0.08)	$—	$(0.08)	$10.15	3.21%	$60,679	0.63%	0.82%	1.53%	6%
2023	9.96	0.14	(0.05)	0.09	(0.14)	—	(0.14)	9.91	0.92	61,290	0.63	0.82	1.40	14
2022	10.98	0.13	(0.97)	(0.84)	(0.13)	(0.05)	(0.18)	9.96	(7.78)	72,934	0.63	0.82	1.21	5
2021	11.06	0.13	(0.03)	0.10	(0.13)	(0.05)	(0.18)	10.98	0.93	83,982	0.63	0.82	1.21	9
2020	10.96	0.16	0.14	0.30	(0.16)	(0.04)	(0.20)	11.06	2.79	76,035	0.63	0.80	1.47	16
2019	10.33	0.17	0.65	0.82	(0.17)	(0.02)	(0.19)	10.96	8.03	78,984	0.63	0.81	1.64	15
Class Y
2024(1)	$9.90	$0.08	$0.23	$0.31	$(0.08)	$—	$(0.08)	$10.13	3.19%	$275	0.48%	0.57%	1.68%	6%
2023	9.94	0.15	(0.03)	0.12	(0.16)	—	(0.16)	9.90	1.17	337	0.48	0.57	1.55	14
2022	10.97	0.14	(0.98)	(0.84)	(0.14)	(0.05)	(0.19)	9.94	(7.74)	882	0.48	0.57	1.36	5
2021	11.04	0.15	(0.02)	0.13	(0.15)	(0.05)	(0.20)	10.97	1.18	862	0.48	0.57	1.36	9
2020	10.95	0.18	0.13	0.31	(0.18)	(0.04)	(0.22)	11.04	2.86	981	0.48	0.55	1.63	16
2019	10.31	0.19	0.66	0.85	(0.19)	(0.02)	(0.21)	10.95	8.30	1,061	0.48	0.56	1.79	15

SEI Tax Exempt Trust

FINANCIAL HIGHLIGHTS

For the six-month period ended February 29, 2024 (Unaudited) and the years ended August 31,

For a share outstanding throughout the years or period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

New Jersey Municipal Bond Fund
Class F
2024(1)	$9.78	$0.10	$0.20	$0.30	$(0.10)	$—	$(0.10)	$9.98	3.06%	$92,453	0.60%	0.82%	1.98%	6%
2023	9.84	0.19	(0.06)	0.13	(0.19)	—	(0.19)	9.78	1.33	92,987	0.60	0.82	1.90	19
2022	10.73	0.17	(0.89)	(0.72)	(0.17)	—	(0.17)	9.84	(6.78)	108,363	0.60	0.82	1.63	12
2021	10.77	0.19	(0.03)	0.16	(0.19)	(0.01)	(0.20)	10.73	1.44	121,735	0.60	0.81	1.74	6
2020	10.75	0.20	0.03	0.23	(0.20)	(0.01)	(0.21)	10.77	2.22	113,839	0.60	0.81	1.89	9
2019	10.25	0.21	0.50	0.71	(0.21)	—	(0.21)	10.75	6.98	121,756	0.60	0.81	1.99	16
Class Y
2024(1)	$9.77	$0.10	$0.21	$0.31	$(0.10)	$—	$(0.10)	$9.98	3.24%	$809	0.45%	0.57%	2.13%	6%
2023	9.84	0.20	(0.07)	0.13	(0.20)	—	(0.20)	9.77	1.38	746	0.45	0.57	2.05	19
2022	10.73	0.18	(0.89)	(0.71)	(0.18)	—	(0.18)	9.84	(6.64)	1,052	0.45	0.57	1.79	12
2021	10.77	0.20	(0.03)	0.17	(0.20)	(0.01)	(0.21)	10.73	1.59	1,077	0.45	0.56	1.89	6
2020	10.75	0.22	0.03	0.25	(0.22)	(0.01)	(0.23)	10.77	2.38	1,095	0.45	0.56	2.04	9
2019	10.25	0.22	0.50	0.72	(0.22)	—	(0.22)	10.75	7.14	1,119	0.45	0.56	2.13	16
New York Municipal Bond Fund
Class F
2024(1)	$10.02	$0.09	$0.26	$0.35	$(0.09)	$—	$(0.09)	$10.28	3.53%	$101,979	0.60%	0.82%	1.82%	10%
2023	10.07	0.17	(0.04)	0.13	(0.17)	(0.01)	(0.18)	10.02	1.31	102,989	0.60	0.82	1.67	23
2022	11.07	0.15	(0.89)	(0.74)	(0.15)	(0.11)	(0.26)	10.07	(6.80)	122,816	0.60	0.82	1.45	11
2021	11.03	0.16	0.09	0.25	(0.16)	(0.05)	(0.21)	11.07	2.26	147,951	0.60	0.81	1.46	17
2020	11.10	0.18	(0.04)	0.14	(0.18)	(0.03)	(0.21)	11.03	1.29	162,405	0.60	0.80	1.62	8
2019	10.53	0.19	0.58	0.77	(0.19)	(0.01)	(0.20)	11.10	7.41	178,637	0.60	0.81	1.76	11
Class Y
2024(1)	$10.00	$0.10	$0.27	$0.37	$(0.10)	$—	$(0.10)	$10.27	3.71%	$9,505	0.45%	0.57%	1.97%	10%
2023	10.05	0.18	(0.04)	0.14	(0.18)	(0.01)	(0.19)	10.00	1.46	9,591	0.45	0.57	1.82	23
2022	11.05	0.17	(0.89)	(0.72)	(0.17)	(0.11)	(0.28)	10.05	(6.68)	18,421	0.45	0.57	1.60	11
2021	11.01	0.18	0.09	0.27	(0.18)	(0.05)	(0.23)	11.05	2.42	20,785	0.45	0.56	1.61	17
2020	11.08	0.19	(0.04)	0.15	(0.19)	(0.03)	(0.22)	11.01	1.44	18,005	0.45	0.55	1.78	8
2019	10.51	0.20	0.58	0.78	(0.20)	(0.01)	(0.21)	11.08	7.58	18,930	0.45	0.56	1.91	11
Pennsylvania Municipal Bond Fund
Class F
2024(1)	$10.14	$0.10	$0.23	$0.33	$(0.10)	$—	$(0.10)	$10.37	3.22%	$137,475	0.63%	0.84%	1.88%	12%
2023	10.25	0.18	(0.11)	0.07	(0.18)	—	(0.18)	10.14	0.68	142,567	0.63	0.84	1.75	7
2022	11.29	0.17	(1.02)	(0.85)	(0.17)	(0.02)	(0.19)	10.25	(7.66)	165,277	0.63	0.84	1.55	6
2021	11.34	0.17	—	0.17	(0.17)	(0.05)	(0.22)	11.29	1.53	180,465	0.63	0.83	1.54	7
2020	11.21	0.19	0.16	0.35	(0.19)	(0.03)	(0.22)	11.34	3.18	172,027	0.63	0.83	1.69	9
2019	10.54	0.20	0.68	0.88	(0.20)	(0.01)	(0.21)	11.21	8.41	179,432	0.63	0.83	1.86	14
Class Y
2024(1)	$10.13	$0.10	$0.24	$0.34	$(0.10)	$—	$(0.10)	$10.37	3.40%	$244	0.48%	0.59%	2.03%	12%
2023	10.25	0.19	(0.12)	0.07	(0.19)	—	(0.19)	10.13	0.73	236	0.48	0.59	1.90	7
2022	11.29	0.18	(1.02)	(0.84)	(0.18)	(0.02)	(0.20)	10.25	(7.52)	866	0.48	0.59	1.70	6
2021	11.34	0.19	—	0.19	(0.19)	(0.05)	(0.24)	11.29	1.67	951	0.48	0.58	1.69	7
2020	11.21	0.21	0.16	0.37	(0.21)	(0.03)	(0.24)	11.34	3.34	921	0.48	0.58	1.84	9
2019	10.53	0.22	0.69	0.91	(0.22)	(0.01)	(0.23)	11.21	8.67	795	0.48	0.58	2.01	14
Tax-Advantaged Income Fund
Class F
2024(1)	$8.94	$0.24	$0.30	$0.54	$(0.21)	$—	$(0.21)	$9.27	6.19%	$823,602	0.86%	1.08%	5.45%	14%
2023	9.36	0.44	(0.45)	(0.01)	(0.41)	—	(0.41)	8.94	(0.07)	849,722	0.86	1.08	4.84	27
2022	10.87	0.38	(1.45)	(1.07)	(0.37)	(0.07)	(0.44)	9.36	(10.01)	1,006,757	0.86	1.08	3.72	24
2021	10.39	0.38	0.52	0.90	(0.36)	(0.06)	(0.42)	10.87	8.93	1,189,304	0.86	1.08	3.53	17
2020	10.62	0.40	(0.09)	0.31	(0.40)	(0.14)	(0.54)	10.39	3.00	1,112,942	0.86	1.07	3.85	43
2019	10.32	0.43	0.36	0.79	(0.43)	(0.06)	(0.49)	10.62	7.90	1,172,233	0.86	1.08	4.24	40
Class Y
2024(1)	$8.93	$0.25	$0.30	$0.55	$(0.22)	$—	$(0.22)	$9.26	6.32%	$205,371	0.61%	0.83%	5.70%	14%
2023	9.35	0.46	(0.45)	0.01	(0.43)	—	(0.43)	8.93	0.18	206,077	0.61	0.83	5.09	27
2022	10.86	0.40	(1.44)	(1.04)	(0.40)	(0.07)	(0.47)	9.35	(9.80)	171,151	0.61	0.83	3.98	24
2021	10.38	0.40	0.53	0.93	(0.39)	(0.06)	(0.45)	10.86	9.20	185,211	0.61	0.83	3.78	17
2020	10.61	0.42	(0.09)	0.33	(0.42)	(0.14)	(0.56)	10.38	3.25	157,336	0.61	0.82	4.11	43
2019	10.31	0.46	0.35	0.81	(0.45)	(0.06)	(0.51)	10.61	8.17	151,621	0.61	0.83	4.49	40

SEI Tax Exempt Trust

FINANCIAL HIGHLIGHTS

For the six-month period ended February 29, 2024 (Unaudited) and the years ended August 31,

For a share outstanding throughout the years or period

*	Per share calculated using average shares.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	For the six-month period ended February 29, 2024. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited)

February 29, 2024

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with eight operational funds: the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income (each a “Fund”, collectively the “Funds”). The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified. The Trust is registered to offer Class F and Class Y shares of each Fund. On May 1, 2015, Class Y shares commenced operations in the Intermediate-Term Municipal, Short Duration Municipal and Tax-Advantaged Income Funds. On October 30, 2015, Class Y shares commenced operations in the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.

The Trust’s prospectuses provide a description of each Fund’s investment objective, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's

Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a valuation committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Fund’s' Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Procedures”).

As discussed in detail below, the Committee will typically first seek to fair value investments with valuations received from an independent, third-party pricing agent (a “Pricing Service”). If such valuations are not available or are unreliable, the Committee will seek to obtain a bid price from at least one independent broker or dealer. If a broker or dealer quote is unavailable, the Committee will convene, subject to the Fair Value Procedures, to establish a fair value for the fair value investments.

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share, with the exception of exchange-traded funds, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported

SEI Tax Exempt Trust

in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a CDO/CLO, the Fund will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Pricing Policies and Procedures (Fair Value Procedures) until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC, through the Committee, or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Procedures. The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding. The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 29, 2024

inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The valuation techniques used by the Funds to measure fair value during the period ended February 29, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended February 29, 2024, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use interest rate futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Refer to each Fund’s Schedule of Investments, for details regarding open futures contracts as of February 29, 2024, if applicable.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, are reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in its Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually

SEI Tax Exempt Trust

or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The Tax-Advantaged Income Fund utilized futures to manage its interest rate risk and therefore has interest rate risk exposure.

Discount and Premium Amortization — All amortization is calculated using the effective interest method. Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as the Investment Adviser (the “Adviser”) to each Fund. In connection with serving as Adviser to the Funds, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides the Trust with administrative and transfer agent services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) is the Distributor of the shares of the Funds under a Distribution Agreement. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F Shares that allows such shares to pay service providers a fee based on average daily net assets of such Class F Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Service Plan provides that shareholder service fees on Class F Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to Class F Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expense incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time.

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 29, 2024

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fees	Voluntary Expense Limitations
Intermediate-Term Municipal Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.38%
Short Duration Municipal Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.38%
California Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
Massachusetts Municipal Bond Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.48%
New Jersey Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
New York Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
Pennsylvania Municipal Bond Fund
Class F	0.35%	0.25%	0.63%
Class Y	0.35%	0.00%	0.48%
Tax-Advantaged Income Fund
Class F	0.50%	0.25%	0.86%
Class Y	0.50%	0.00%	0.61%

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
Intermediate-Term Municipal Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Short Duration Municipal Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
California Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Massachusetts Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New Jersey Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New York Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Pennsylvania Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tax-Advantaged Income Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

As of February 29, 2024, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Intermediate-Term Municipal Fund
Delaware Investments Fund Advisers, a series of
Macquarie Investment Management Business Trust
Insight North America LLC
Wellington Management Company LLP
Short Duration Municipal Fund
Allspring Global Investments, LLC
Neuberger Berman Investment Advisers LLC

Investment Sub-Adviser
Western Asset Management Company, LLC
California Municipal Bond Fund
Insight North America LLC
Massachusetts Municipal Bond Fund
Insight North America LLC
New Jersey Municipal Bond Fund
Insight North America LLC
New York Municipal Bond Fund
Insight North America LLC
Pennsylvania Municipal Bond Fund
Insight North America LLC
Tax-Advantaged Income Fund

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 29, 2024

Investment Sub-Adviser
Allspring Global Investments, LLC
Pacific Investment Management Company LLC
Spectrum Asset Management, Inc.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, the Distributor, and/or SIMC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund, to manage excess cash or to serve as margin or collateral for derivative positions. Refer to each Fund’s Schedule of Investments for details regarding transactions with affiliated securities for the period ended February 29, 2024, if applicable.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of February 29, 2024 and for the period then ended, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the period ended February 29, 2024, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund
Purchases	$—	$152,378	$152,378
Sales	—	236,527	236,527
Short Duration Municipal Fund
Purchases	—	144,841	144,841
Sales	—	219,367	219,367
California Municipal Bond Fund
Purchases	—	19,755	19,755
Sales	—	35,189	35,189
Massachusetts Municipal Bond Fund
Purchases	—	3,536	3,536
Sales	—	5,358	5,358
New Jersey Municipal Bond Fund
Purchases	—	5,644	5,644
Sales	—	8,430	8,430
New York Municipal Bond Fund
Purchases	—	10,851	10,851
Sales	—	15,274	15,274
Pennsylvania Municipal Bond Fund
Purchases	—	15,946	15,946
Sales	—	21,416	21,416
Tax-Advantaged Income Fund
Purchases	5,142	120,047	125,189
Sales	32	185,689	185,721

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 29, 2024, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 29, 2024, the Funds did not incur any interest or penalties.

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 29, 2024

from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, and distributable earnings, as appropriate, in the period that the differences arise. The permanent differences primarily consist of market discount adjustments, defaulted bond adjustments, perpetual bond adjustments, gains and losses on paydowns of mortgage and asset-backed securities for tax purposes and distribution reclassifications. There are no permanent differences credited or charged to Paid-in Capital and Distributable Earnings as of February 29, 2024.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund	2023	$44,549	$241	$—	$44,790
	2022	46,159	1,740	4,138	52,037
Short Duration Municipal Fund	2023	19,576	48	—	19,624
	2022	8,021	68	—	8,089
California Municipal Bond Fund	2023	4,272	54	574	4,900
	2022	4,869	6	879	5,754
Massachusetts Municipal Bond Fund	2023	903	27	—	930
	2022	978	2	372	1,352
New Jersey Municipal Bond Fund	2023	1,831	77	21	1,929
	2022	1,908	8	—	1,916
New York Municipal Bond Fund	2023	2,019	82	151	2,252
	2022	2,352	99	1,547	3,998
Pennsylvania Municipal Bond Fund	2023	2,601	39	—	2,640
	2022	2,731	3	247	2,981
Tax-Advantaged Income Fund	2023	31,178	18,104	—	49,282
	2022	30,155	21,327	6,894	58,376

As of August 31, 2023 the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Intermediate-Term Municipal Fund	$3,805	$—	$—	$(23,104)	$(12,005)	$(71,544)	$(3,819)	$(106,667)
Short Duration Municipal Fund	1,911	—	—	(4,608)	(2,782)	(20,817)	(1,912)	(28,208)
California Municipal Bond Fund	394	—	—	(317)	(1,247)	(16,020)	(376)	(17,566)
Massachusetts Municipal Bond Fund	80	—	—	(283)	(262)	(3,243)	(80)	(3,788)
New Jersey Municipal Bond Fund	159	—	—	(26)	(428)	(4,477)	(161)	(4,933)
New York Municipal Bond Fund	171	—	—	(67)	(337)	(5,030)	(171)	(5,434)
Pennsylvania Municipal Bond Fund	222	—	—	(251)	(187)	(7,002)	(222)	(7,440)
Tax-Advantaged Income Fund	6,108	—	—	(13,118)	(24,120)	(84,419)	(4,259)	(119,808)

Post-October losses represent losses realized on investment transactions from November 1, 2022 through August 31, 2023, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Funds have capital losses carried forward as follows:

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/23 ($ Thousands)
Intermediate-Term Municipal Fund	$16,062	$7,042	$23,104
Short Duration Municipal Fund	883	3,725	4,608

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/23 ($ Thousands)
California Municipal Bond Fund	–	317	317
Massachusetts Municipal Bond Fund	–	283	283

SEI Tax Exempt Trust

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/23 ($ Thousands)
New Jersey Municipal Bond Fund	–	26	26
New York Municipal Bond Fund	–	67	67
Pennsylvania Municipal Bond Fund	–	251	251
Tax-Advantaged Income Fund	10,556	2,562	13,118

At February 29, 2024, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on total investments (including foreign currency and derivatives, if applicable) held by the Funds is as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Intermediate-Term Municipal Fund	$1,604,345	$23,936	$(49,009)	$(25,073)
Short Duration Municipal Fund	896,676	1,879	(13,145)	(11,266)
California Municipal Bond Fund	256,966	1,213	(10,197)	(8,984)
Massachusetts Municipal Bond Fund	62,181	547	(2,271)	(1,724)
New Jersey Municipal Bond Fund	95,048	415	(2,894)	(2,479)
New York Municipal Bond Fund	112,251	953	(3,014)	(2,061)
Pennsylvania Municipal Bond Fund	141,456	1,099	(4,412)	(3,313)
Tax-Advantaged Income Fund	1,068,345	37,816	(86,434)	(48,618)

6. CONCENTRATIONS/RISK

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on the future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its investment strategy a Fund may have one or more of the following principle risks:

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 29, 2024

market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

California Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers.

Massachusetts Investment Risk - The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers.

New Jersey Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers.

New York Investment Risk - The Fund’s performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers.

Pennsylvania Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers.

Non-Diversification — The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these

Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Funds intend to satisfy the asset diversification requirements under the Internal Revenue Code of 1986, as amended, for classification as a regulated investment company. The Intermediate-Term Municipal, Tax-Advantaged Income, Short Duration Municipal and Pennsylvania Municipal Bond Funds are diversified.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Bonds may

SEI Tax Exempt Trust

be called due to falling interest rates or non-economical circumstances.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund will rely on the opinion of issuers’ bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Advisers will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.

Convertible and Preferred Securities Risk — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 29, 2024

bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

7. SHARE TRANSACTIONS:

Capital share transactions for the Funds were as follows (Thousands):

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
	09/01/2023 to 02/29/2024	09/01/2022 to 08/31/2023	09/01/2023 to 02/29/2024	09/01/2022 to 08/31/2023	09/01/2023 to 02/29/2024	09/01/2022 to 08/31/2023
Shares Issued and Redeemed:
Class F:
Shares Issued	10,315	25,631	5,554	18,645	1,409	2,822
Shares Issued in Lieu of Dividends and Distributions	1,568	3,194	899	1,582	169	383
Redeemed	(17,825)	(55,224)	(15,850)	(38,127)	(2,587)	(6,646)
Total Class F Transactions	(5,942)	(26,399)	(9,397)	(17,900)	(1,009)	(3,441)
Class Y:
Shares Issued	2,346	10,260	1,504	3,835	853	327
Shares Issued in Lieu of Dividends and Distributions	186	379	57	113	13	39
Redeemed	(4,421)	(8,060)	(2,021)	(5,014)	(1,082)	(1,803)
Total Class Y Transactions	(1,889)	2,579	(460)	(1,066)	(216)	(1,437)
(Decrease) in Share Transactions	(7,831)	(23,820)	(9,857)	(18,966)	(1,225)	(4,878)

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
	09/01/2023 to 02/29/2024	09/01/2022 to 08/31/2023	09/01/2023 to 02/29/2024	09/01/2022 to 08/31/2023	09/01/2023 to 02/29/2024	09/01/2022 to 08/31/2023
Shares Issued and Redeemed:
Class F:
Shares Issued	321	492	758	2,687	636	3,993
Shares Issued in Lieu of Dividends and Distributions	39	78	82	173	79	175
Redeemed	(561)	(1,710)	(1,091)	(4,363)	(1,078)	(6,086)
Total Class F Transactions	(201)	(1,140)	(251)	(1,503)	(363)	(1,918)
Class Y:
Shares Issued	—	—	4	15	412	410
Shares Issued in Lieu of Dividends and Distributions	—	—	1	1	7	19
Redeemed	(7)	(55)	—	(47)	(452)	(1,301)
Total Class Y Transactions	(7)	(55)	5	(31)	(33)	(872)
(Decrease) in Share Transactions	(208)	(1,195)	(246)	(1,534)	(396)	(2,790)

SEI Tax Exempt Trust

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	09/01/2023 to 02/29/2024	09/01/2022 to 08/31/2023	09/01/2023 to 02/29/2024	09/01/2022 to 08/31/2023
Shares Issued and Redeemed:
Class F:
Shares Issued	784	1,762	5,932	16,043
Shares Issued in Lieu of Dividends and Distributions	112	227	1,842	3,785
Redeemed	(1,705)	(4,044)	(13,963)	(32,360)
Total Class F Transactions	(809)	(2,055)	(6,189)	(12,532)
Class Y:
Shares Issued	—	—	2,008	11,510
Shares Issued in Lieu of Dividends and Distributions	—	—	402	749
Redeemed	—	(62)	(3,304)	(7,493)
Total Class Y Transactions	—	(62)	(894)	4,766
(Decrease) in Share Transactions	(809)	(2,117)	(7,083)	(7,766)

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

February 29, 2024

8. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of February 29, 2024, SPTC held of record the following percentage of outstanding shares of each Fund:

Intermediate-Term Municipal Fund
Class F	95.35%
Class Y	84.94%
Short Duration Municipal Fund
Class F	96.08%
Class Y	72.00%
California Municipal Bond Fund
Class F	95.46%
Class Y	96.27%
Massachusetts Municipal Bond Fund
Class F	97.22%
Class Y	93.19%
New Jersey Municipal Bond Fund
Class F	98.07%
Class Y	29.35%
New York Municipal Bond Fund
Class F	94.40%
Class Y	95.81%
Pennsylvania Municipal Bond Fund
Class F	96.08%
Class Y	43.62%
Tax-Advantaged Income Fund
Class F	95.76%
Class Y	92.34%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds the shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

9. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of February 29, 2024.

SEI Tax Exempt Trust

DISCLOSURE OF FUND EXPENSES (Unaudited)

February 29, 2024

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2023 to February 29, 2024).

The following table illustrates your Fund’s costs in two ways:

●    Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

●    Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Annualized Expense Ratios	Expenses Paid During Period *
Intermediate-Term Municipal Fund
Actual Fund Return
Class F	$1,000.00	$1,040.90	0.63%	$3.20
Class Y	1,000.00	1,042.20	0.38	1.93
Hypothetical 5% Return
Class F	$1,000.00	$1,021.73	0.63%	$3.17
Class Y	1,000.00	1,022.97	0.38	1.91
Short Duration Municipal Fund
Actual Fund Return
Class F	$1,000.00	$1,021.40	0.63%	$3.17
Class Y	1,000.00	1,022.70	0.38	1.91
Hypothetical 5% Return
Class F	$1,000.00	$1,021.73	0.63%	$3.17
Class Y	1,000.00	1,022.97	0.38	1.91
California Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,035.10	0.60%	$3.04
Class Y	1,000.00	1,034.80	0.45	2.28
Hypothetical 5% Return
Class F	$1,000.00	$1,021.88	0.60%	$3.02
Class Y	1,000.00	1,022.63	0.45	2.26

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Annualized Expense Ratios	Expenses Paid During Period *
Massachusetts Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,032.10	0.63%	$3.18
Class Y	1,000.00	1,031.90	0.48	2.42
Hypothetical 5% Return
Class F	$1,000.00	$1,021.73	0.63%	$3.17
Class Y	1,000.00	1,022.48	0.48	2.41
New Jersey Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,030.60	0.60%	$3.03
Class Y	1,000.00	1,032.40	0.45	2.27
Hypothetical 5% Return
Class F	$1,000.00	$1,021.88	0.60%	$3.02
Class Y	1,000.00	1,022.63	0.45	2.26
New York Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,035.30	0.60%	$3.04
Class Y	1,000.00	1,037.10	0.45	2.28
Hypothetical 5% Return
Class F	$1,000.00	$1,021.88	0.60%	$3.02
Class Y	1,000.00	1,022.63	0.45	2.26

SEI Tax Exempt Trust

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

February 29, 2024

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Annualized Expense Ratios	Expenses Paid During Period *
Pennsylvania Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,032.20	0.63%	$3.18
Class Y	1,000.00	1,034.00	0.48	2.43
Hypothetical 5% Return
Class F	$1,000.00	$1,021.73	0.63%	$3.17
Class Y	1,000.00	1,022.48	0.48	2.41
Tax-Advantaged Income Fund
Actual Fund Return
Class F	$1,000.00	$1,061.90	0.86%	$4.41
Class Y	1,000.00	1,063.20	0.61	3.18
Hypothetical 5% Return
Class F	$1,000.00	$1,020.59	0.86%	$4.32
Class Y	1,000.00	1,021.78	0.61	3.12

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

SEI Tax Exempt Trust

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SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2024

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-090 (2/24)

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Intermediate-Term Municipal Fund, the Short Duration Municipal Fund, the California Municipal Bond Fund, the Massachusetts Municipal Bond Fund, the New Jersey Municipal Bond Fund, the New York Municipal Bond Fund, the Pennsylvania Municipal Bond Fund, and the Tax-Advantaged Income Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Reserved.

Item 8. Reserved.

Item 9. Reserved.

Item 10. Reserved.

Item 11. Reserved.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: May 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: May 7, 2024

By	/s/ Glenn Kurdziel
Glenn Kurdziel, Controller & CFO

Date: May 7, 2024